Schedule of Investments (unaudited) November 30, 2020	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Formerly iShares® Short-Term Corporate Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.2%
Interpublic Group of Companies Inc. (The)
3.75%, 02/15/23(a)	$4,530	$4,834,644
4.00%, 03/15/22(a)	1,881	1,959,121
4.20%, 04/15/24(a)	5,789	6,404,351
Omnicom Group Inc./Omnicom Capital Inc.
3.63%, 05/01/22	13,972	14,593,752
3.65%, 11/01/24 (Call 08/01/24)	4,717	5,206,618
WPP Finance 2010 3.63%, 09/07/22	1,057	1,106,294
3.75%, 09/19/24(a)	9,413	10,361,257

		44,466,037

Aerospace & Defense — 1.2%
Airbus Finance BV, 2.70%, 04/17/23(a)(b)	11,056	11,586,419
BAE Systems Holdings Inc., 3.80%, 10/07/24(b)	518	577,036
Boeing Co. (The)
1.88%, 06/15/23 (Call 04/15/23)	3,004	3,033,840
2.13%, 03/01/22 (Call 02/01/22)	2,094	2,129,325
2.20%, 10/30/22 (Call 08/30/22)(a)	4,268	4,375,873
2.50%, 03/01/25 (Call 12/01/24)(a)	4,518	4,614,832
2.60%, 10/30/25 (Call 07/30/25)	1,642	1,682,635
2.70%, 05/01/22	5,448	5,571,299
2.80%, 03/01/23 (Call 02/01/23)(a)	2,194	2,253,019
2.80%, 03/01/24 (Call 02/01/24)(a)	7,765	8,041,671
2.85%, 10/30/24 (Call 07/30/24)(a)	4,299	4,469,200
4.51%, 05/01/23 (Call 04/01/23)	17,177	18,373,011
4.88%, 05/01/25 (Call 04/01/25)	26,737	29,825,146
7.95%, 08/15/24	1,572	1,875,721
General Dynamics Corp.
1.88%, 08/15/23 (Call 06/15/23)	5,617	5,838,575
2.25%, 11/15/22 (Call 08/15/22)	4,890	5,050,988
2.38%, 11/15/24 (Call 09/15/24)	8,874	9,477,268
3.25%, 04/01/25 (Call 03/01/25)	9,586	10,574,256
3.38%, 05/15/23 (Call 04/15/23)(a)	4,923	5,286,911
3.50%, 05/15/25 (Call 03/15/25)	4,699	5,258,430
Hexcel Corp., 4.70%, 08/15/25 (Call 05/15/25)	1,214	1,352,188
L3Harris Technologies Inc.
3.83%, 04/27/25 (Call 01/27/25)	2,768	3,111,820
3.85%, 06/15/23 (Call 05/15/23)	9,758	10,550,221
3.95%, 05/28/24 (Call 02/28/24)	1,276	1,404,397
Lockheed Martin Corp.
2.90%, 03/01/25 (Call 12/01/24)	3,404	3,702,436
3.10%, 01/15/23 (Call 11/15/22)	6,249	6,582,698
Northrop Grumman Corp.
2.55%, 10/15/22 (Call 09/15/22)	17,650	18,343,568
2.93%, 01/15/25 (Call 11/15/24)	12,570	13,653,065
3.25%, 08/01/23(a)	14,086	15,198,780
Raytheon Technologies Corp.
2.50%, 12/15/22 (Call 09/15/22)(a)(b)	9,887	10,239,966
2.80%, 03/15/22 (Call 02/15/22)(a)(b)	13,682	14,079,454
3.15%, 12/15/24 (Call 09/15/24)(b)	3,800	4,101,333
3.20%, 03/15/24 (Call 01/15/24)(a)(b)	4,025	4,337,395
3.70%, 12/15/23 (Call 09/15/23)(a)(b)	5,409	5,849,633
3.95%, 08/16/25 (Call 06/16/25)	9,665	11,047,353

		263,449,762

Agriculture — 1.4%
Altria Group Inc.
2.35%, 05/06/25 (Call 04/06/25)	7,532	7,983,692
2.85%, 08/09/22	13,788	14,347,413

Security	Par (000)	Value

Agriculture (continued)
2.95%, 05/02/23	$1,293	$1,363,225
3.49%, 02/14/22	10,055	10,441,941
3.80%, 02/14/24 (Call 01/14/24)(a)	11,733	12,808,293
4.00%, 01/31/24	11,719	12,886,197
Archer-Daniels-Midland Co., 2.75%, 03/27/25 (Call 02/27/25)(a)	3,486	3,773,195
BAT Capital Corp.
2.76%, 08/15/22 (Call 07/15/22)	1,115	1,153,245
2.79%, 09/06/24 (Call 08/06/24)(a)	9,994	10,673,536
3.22%, 08/15/24 (Call 06/15/24)(a)	22,165	23,955,516
BAT International Finance PLC
1.67%, 03/25/26 (Call 02/25/26)(a)	8,285	8,435,233
3.25%, 06/07/22(a)(b)	157	163,452
3.95%, 06/15/25(b)	23,437	26,347,550
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 (Call 07/17/25)(a)	6,666	6,805,305
3.00%, 09/25/22 (Call 08/25/22)	7,506	7,786,914
4.35%, 03/15/24 (Call 02/15/24)(a)	7,404	8,168,165
Cargill Inc.
1.38%, 07/23/23(b)	9,144	9,398,392
3.30%, 03/01/22 (Call 12/01/21)(b)	848	872,997
Imperial Brands Finance PLC
3.13%, 07/26/24 (Call 06/26/24)(a)(b)	6,846	7,313,711
3.50%, 02/11/23 (Call 11/11/22)(a)(b)	12,600	13,208,292
3.75%, 07/21/22 (Call 05/21/22)(b)	6,553	6,818,361
4.25%, 07/21/25 (Call 04/21/25)(a)(b)	11,630	13,062,145
Philip Morris International Inc.
1.13%, 05/01/23(a)	2,273	2,316,362
1.50%, 05/01/25 (Call 04/01/25)	3,366	3,477,227
2.13%, 05/10/23 (Call 03/10/23)	5,558	5,774,734
2.38%, 08/17/22 (Call 07/17/22)	9,461	9,772,882
2.50%, 08/22/22	8,343	8,667,058
2.50%, 11/02/22 (Call 10/02/22)	5,869	6,106,941
2.63%, 02/18/22 (Call 01/18/22)	2,796	2,871,242
2.63%, 03/06/23(a)	3,881	4,084,457
2.88%, 05/01/24 (Call 04/01/24)	13,911	14,946,138
3.25%, 11/10/24(a)	9,101	10,022,131
3.38%, 08/11/25 (Call 05/11/25)	3,003	3,339,532
3.60%, 11/15/23(a)	1,708	1,869,064
Reynolds American Inc.
4.45%, 06/12/25 (Call 03/12/25)(a)	15,317	17,469,840
4.85%, 09/15/23	2,026	2,268,648

		300,753,026

Airlines — 0.1%
Delta Air Lines Inc., 7.00%, 05/01/25(b)	500	571,224
Delta Air Lines Inc./SkyMiles IP Ltd., 4.50%, 10/20/25(b)	5,850	6,175,486
Southwest Airlines Co.
2.75%, 11/16/22 (Call 10/16/22)	1,235	1,275,258
4.75%, 05/04/23	16,129	17,492,749
5.25%, 05/04/25 (Call 04/04/25)	4,342	4,951,995

		30,466,712

Apparel — 0.2%
NIKE Inc.
2.25%, 05/01/23 (Call 02/01/23)	2,730	2,848,253
2.40%, 03/27/25 (Call 02/27/25)(a)	11,329	12,174,113
PVH Corp., 4.63%, 07/10/25 (Call 06/10/25)(a)	5,180	5,671,860
Ralph Lauren Corp.
1.70%, 06/15/22	2,449	2,498,088
3.75%, 09/15/25 (Call 07/15/25)(a)	2,056	2,305,023

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Formerly iShares® Short-Term Corporate Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Apparel (continued)
Tapestry Inc.
3.00%, 07/15/22 (Call 06/15/22)	$7,617	$7,763,360
4.25%, 04/01/25 (Call 01/01/25)	1,391	1,482,693
VF Corp.
2.05%, 04/23/22(a)	3,300	3,373,285
2.40%, 04/23/25 (Call 03/23/25)(a)	7,063	7,516,913

		45,633,588

Auto Manufacturers — 4.1%
American Honda Finance Corp.
0.40%, 10/21/22	1,370	1,371,699
0.65%, 09/08/23	1,467	1,478,875
0.88%, 07/07/23	1,791	1,811,760
1.00%, 09/10/25(a)	1,175	1,185,743
1.20%, 07/08/25(a)	844	861,277
1.95%, 05/20/22	6,303	6,452,096
1.95%, 05/10/23	6,430	6,670,415
2.05%, 01/10/23	6,944	7,181,682
2.15%, 09/10/24	7,116	7,508,534
2.20%, 06/27/22(a)	5,639	5,799,366
2.40%, 06/27/24	9,735	10,352,998
2.60%, 11/16/22	4,100	4,278,471
2.90%, 02/16/24(a)	6,065	6,505,306
3.38%, 12/10/21	11,583	11,942,995
3.45%, 07/14/23	3,679	3,965,433
3.55%, 01/12/24	11,118	12,097,338
3.63%, 10/10/23(a)	9,554	10,420,824
BMW Finance NV
2.25%, 08/12/22(a)(b)	3,789	3,905,448
2.40%, 08/14/24 (Call 07/14/24)(a)(b)	5,316	5,604,920
BMW U.S. Capital LLC
2.25%, 09/15/23 (Call 07/15/23)(a)(b)	340	354,481
2.70%, 04/06/22 (Call 03/06/22)(a)(b)	4,921	5,064,509
2.95%, 04/14/22(a)(b)	14,409	14,906,623
3.15%, 04/18/24 (Call 03/18/24)(a)(b)	9,411	10,109,350
3.45%, 04/12/23 (Call 03/12/23)(a)(b)	11,951	12,712,936
3.80%, 04/06/23(a)(b)	4,405	4,741,690
3.90%, 04/09/25 (Call 03/09/25)(b)	14,844	16,637,326
Cummins Inc.
0.75%, 09/01/25 (Call 08/01/25)	2,337	2,347,439
3.65%, 10/01/23 (Call 07/01/23)(a)	2,441	2,645,452
Daimler Finance North America LLC
1.75%, 03/10/23(a)(b)	3,479	3,563,969
2.13%, 03/10/25(b)	17,324	18,107,624
2.55%, 08/15/22(b)	11,620	12,004,873
2.70%, 06/14/24(a)(b)	5,607	5,982,380
2.85%, 01/06/22(b)	2,464	2,527,554
3.25%, 08/01/24(b)	370	400,180
3.30%, 05/19/25(b)	1,789	1,963,118
3.35%, 02/22/23(b)	5,814	6,154,425
3.40%, 02/22/22(a)(b)	10,632	10,998,208
3.50%, 08/03/25(b)	190	210,568
3.65%, 02/22/24(a)(b)	5,530	6,010,156
3.70%, 05/04/23(a)(b)	8,095	8,684,566
General Motors Co.
4.00%, 04/01/25	1,740	1,914,365
4.88%, 10/02/23	5,535	6,117,410
5.40%, 10/02/23	5,788	6,486,206
6.13%, 10/01/25 (Call 09/01/25)(a)	3,386	4,082,044
General Motors Financial Co. Inc.
1.70%, 08/18/23(a)	7,314	7,472,559

Security	Par (000)	Value

Auto Manufacturers (continued)
2.75%, 06/20/25 (Call 05/20/25)	$14,286	$15,105,024
2.90%, 02/26/25 (Call 01/26/25)(a)	6,449	6,832,511
3.15%, 06/30/22 (Call 05/30/22)	17,862	18,459,473
3.25%, 01/05/23 (Call 12/05/22)(a)	10,060	10,516,882
3.45%, 01/14/22 (Call 12/14/21)	8,091	8,312,770
3.45%, 04/10/22 (Call 02/10/22)	5,133	5,291,218
3.50%, 11/07/24 (Call 09/07/24)(a)	4,487	4,833,702
3.55%, 07/08/22	9,480	9,905,956
3.70%, 05/09/23 (Call 03/09/23)	14,320	15,158,901
3.95%, 04/13/24 (Call 02/13/24)	13,397	14,549,840
4.00%, 01/15/25 (Call 10/15/24)	4,196	4,593,559
4.15%, 06/19/23 (Call 05/19/23)	9,436	10,155,538
4.25%, 05/15/23	2,305	2,483,209
4.30%, 07/13/25 (Call 04/13/25)	5,199	5,816,729
4.35%, 04/09/25 (Call 02/09/25)	5,046	5,627,307
5.10%, 01/17/24 (Call 12/17/23)(a)	12,690	14,185,333
5.20%, 03/20/23	18,006	19,742,926
Harley-Davidson Financial Services Inc.
2.55%, 06/09/22 (Call 05/09/22)(a)(b)	2,182	2,226,990
3.35%, 02/15/23 (Call 01/15/23)(a)(b)	7,909	8,211,774
3.35%, 06/08/25 (Call 05/08/25)(a)(b)	15,712	16,876,514
4.05%, 02/04/22(a)(b)	6,500	6,727,929
Hyundai Capital America
1.25%, 09/18/23(b)	11,280	11,360,878
1.80%, 10/15/25 (Call 09/15/25)(a)(b)	8,637	8,720,344
2.38%, 02/10/23(b)	7,208	7,429,875
2.65%, 02/10/25 (Call 01/10/25)(a)(b)	5,673	5,921,724
2.85%, 11/01/22(b)	9,240	9,571,721
3.00%, 06/20/22(a)(b)	4,309	4,446,466
3.10%, 04/05/22(b)	2,482	2,556,536
3.25%, 09/20/22(b)	909	945,455
3.40%, 06/20/24(a)(b)	1,783	1,903,242
3.95%, 02/01/22(b)	11,466	11,880,269
4.13%, 06/08/23(a)(b)	11,671	12,563,591
4.30%, 02/01/24(a)(b)	3,431	3,748,937
5.75%, 04/06/23(b)	7,214	8,008,700
5.88%, 04/07/25 (Call 03/07/25)(b)	4,679	5,508,841
Hyundai Capital Services Inc.
3.00%, 03/06/22(b)	2,577	2,647,535
3.00%, 08/29/22(b)	1,216	1,258,358
3.75%, 03/05/23(b)	2,730	2,895,047
Kia Motors Corp., 3.00%, 04/25/23(a)(b)	554	578,594
Nissan Motor Acceptance Corp.
2.60%, 09/28/22(b)	2,515	2,564,548
2.65%, 07/13/22(b)	3,113	3,170,420
2.80%, 01/13/22(b)	10,417	10,594,404
3.45%, 03/15/23(a)(b)	2,140	2,224,384
3.88%, 09/21/23(a)(b)	6,706	7,087,123
Nissan Motor Co. Ltd.
3.04%, 09/15/23(b)	6,731	6,998,817
3.52%, 09/17/25 (Call 08/17/25)(b)	15,380	16,049,347
PACCAR Financial Corp.
0.35%, 08/11/23(a)	975	977,349
0.80%, 06/08/23(a)	398	402,661
1.80%, 02/06/25	1,157	1,214,834
1.90%, 02/07/23(a)	5,751	5,943,043
2.00%, 09/26/22	1,936	1,997,405
2.15%, 08/15/24(a)	4,575	4,838,263
2.30%, 08/10/22	1,077	1,112,804
2.65%, 05/10/22(a)	7,368	7,623,918

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Formerly iShares® Short-Term Corporate Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
2.65%, 04/06/23	$212	$223,546
2.85%, 03/01/22	841	867,263
3.40%, 08/09/23	4,370	4,722,002
Toyota Motor Corp.
2.16%, 07/02/22(a)	7,427	7,643,994
2.36%, 07/02/24(a)	1,364	1,447,458
3.42%, 07/20/23(a)	8,141	8,770,816
Toyota Motor Credit Corp.
0.35%, 10/14/22	847	847,706
0.45%, 07/22/22(a)	2,194	2,202,445
0.50%, 08/14/23	1,460	1,464,107
0.80%, 10/16/25(a)	6,029	6,052,731
1.15%, 05/26/22	5,898	5,972,433
1.35%, 08/25/23(a)	3,390	3,475,964
1.80%, 02/13/25(a)	8,261	8,633,682
2.00%, 10/07/24	6,530	6,853,092
2.15%, 09/08/22	4,092	4,225,155
2.25%, 10/18/23(a)	2,349	2,469,321
2.60%, 01/11/22(a)	3,794	3,889,191
2.63%, 01/10/23	3,470	3,629,636
2.65%, 04/12/22	12,544	12,942,397
2.70%, 01/11/23	6,737	7,065,885
2.80%, 07/13/22	2,740	2,847,055
2.90%, 03/30/23(a)	4,534	4,796,039
2.90%, 04/17/24	4,557	4,899,793
3.00%, 04/01/25	10,034	11,016,037
3.30%, 01/12/22	8,137	8,398,612
3.35%, 01/08/24(a)	5,778	6,268,689
3.40%, 04/14/25(a)	4,628	5,164,275
3.45%, 09/20/23(a)	8,156	8,832,255
Volkswagen Group of America Finance LLC
0.75%, 11/23/22(b)	4,160	4,165,632
0.88%, 11/22/23(b)	5,601	5,612,245
1.25%, 11/24/25 (Call 10/24/25)(b)	8,936	8,945,811
2.70%, 09/26/22(a)(b)	6,832	7,086,680
2.85%, 09/26/24(a)(b)	7,082	7,554,713
2.90%, 05/13/22(b)	7,080	7,307,788
3.13%, 05/12/23(a)(b)	7,896	8,342,647
3.35%, 05/13/25(a)(b)	10,200	11,187,684
4.25%, 11/13/23(a)(b)	11,591	12,744,022
4.63%, 11/13/25(b)	846	982,449

		881,505,959

Auto Parts & Equipment — 0.2%
Aptiv Corp., 4.15%, 03/15/24 (Call 12/15/23)	4,069	4,490,430
BorgWarner Inc.
3.38%, 03/15/25 (Call 12/15/24)(a)	1,361	1,496,241
5.00%, 10/01/25(b)	15,000	17,574,945
Magna International Inc., 3.63%, 06/15/24 (Call 03/15/24)	4,623	5,059,605
Toyota Industries Corp.
3.11%, 03/12/22 (Call 02/12/22)(b)	6,958	7,173,422
3.24%, 03/16/23 (Call 02/16/23)(b)	814	861,128

		36,655,771

Banks — 30.5%
ABN AMRO Bank NV, 4.75%, 07/28/25(b)	11,309	12,969,540
ADCB Finance Cayman Ltd., 4.00%, 03/29/23(a)(b)	4,800	5,109,600
AIB Group PLC
4.26%, 04/10/25 (Call 04/10/24)(a)(b)(c)	10,030	10,917,037
4.75%, 10/12/23(a)(b)	14,289	15,692,337

Security	Par (000)	Value

Banks (continued)
ANZ New Zealand Int’l Ltd./London
1.90%, 02/13/23(b)	$8,476	$8,745,721
3.40%, 03/19/24(b)	9,418	10,220,006
ASB Bank Ltd.
3.13%, 05/23/24(a)(b)	3,580	3,859,191
3.75%, 06/14/23(a)(b)	10,932	11,813,961
Associated Banc-Corp, 4.25%, 01/15/25 (Call 10/15/24)	215	231,623
Australia & New Zealand Banking Group Ltd.
2.95%, 07/22/30 (Call 07/22/25)(b)(c)	16,778	17,626,990
4.50%, 03/19/24(a)(b)	703	774,637
Australia & New Zealand Banking Group Ltd./New York NY
2.05%, 11/21/22	8,892	9,195,935
2.63%, 05/19/22	4,515	4,671,540
2.63%, 11/09/22	9,814	10,259,077
3.70%, 11/16/25	1,888	2,163,727
Banco Bilbao Vizcaya Argentaria SA
0.88%, 09/18/23	9,625	9,679,691
1.13%, 09/18/25	19,720	19,790,540
Banco de Credito del Peru, 2.70%, 01/11/25 (Call 12/11/24)(a)(b)	10,219	10,576,665
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa, 4.13%, 06/06/24(a)(b)	4,375	4,653,950
Banco Santander Chile, 2.70%, 01/10/25 (Call 12/10/24)(a)(b)	9,170	9,662,979
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand
4.13%, 11/09/22(b)	3,154	3,329,047
5.38%, 04/17/25(b)	21,500	24,312,200
Banco Santander SA
2.71%, 06/27/24	15,235	16,219,615
2.75%, 05/28/25	12,280	13,072,486
3.13%, 02/23/23	17,487	18,424,836
3.50%, 04/11/22	6,913	7,186,943
3.85%, 04/12/23	8,520	9,135,185
5.18%, 11/19/25	5,107	5,923,022
Bancolombia SA, 3.00%, 01/29/25 (Call 12/29/24)(a)	9,321	9,614,612
BancorpSouth Bank, 4.13%, 11/20/29 (Call 11/20/24)(a)(c)	35	35,256
Bangkok Bank PCL/Hong Kong
3.88%, 09/27/22(b)	5,000	5,244,168
4.05%, 03/19/24(a)(b)	4,540	4,927,988
Bank of America Corp.
0.81%, 10/24/24 (Call 10/24/23)(a)(c)	24,262	24,360,381
0.98%, 09/25/25 (Call 09/25/24)(a)(c)	875	880,869
1.20%, 10/24/26 (Call 10/24/25)(c)	30,537	30,766,547
1.32%, 06/19/26 (Call 06/19/25)(c)	27,719	28,073,732
1.49%, 05/19/24 (Call 05/19/23)(c)	1,813	1,851,279
2.02%, 02/13/26 (Call 02/13/25)(c)	30,252	31,568,950
2.46%, 10/22/25 (Call 10/22/24)(c)	20,855	22,099,997
2.50%, 10/21/22 (Call 10/21/21)(a)	16,344	16,658,307
2.82%, 07/21/23 (Call 07/21/22)(c)	7,720	8,011,018
2.88%, 04/24/23 (Call 04/24/22)(c)	13,558	14,002,982
3.00%, 12/20/23 (Call 12/20/22)(c)	41,040	43,095,283
3.09%, 10/01/25 (Call 10/01/24)(a)(c)	13,371	14,458,303
3.12%, 01/20/23 (Call 01/20/22), (3 mo. LIBOR US + 1.160%)(c)	15,105	15,556,778
3.30%, 01/11/23	26,665	28,276,568
3.37%, 01/23/26 (Call 01/23/25)(c)	16,242	17,813,494
3.46%, 03/15/25 (Call 03/15/24)(a)(c)	18,618	20,191,328
3.55%, 03/05/24 (Call 03/05/23)(c)	27,528	29,320,516

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Formerly iShares® Short-Term Corporate Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.86%, 07/23/24 (Call 07/23/23)(c)	$23,259	$25,232,006
3.88%, 08/01/25	9,006	10,236,535
4.00%, 04/01/24	19,372	21,468,096
4.00%, 01/22/25	15,850	17,771,182
4.10%, 07/24/23	9,803	10,736,049
4.13%, 01/22/24	12,536	13,865,594
4.20%, 08/26/24	22,854	25,585,625
5.70%, 01/24/22	7,873	8,363,205
Series L, 3.95%, 04/21/25	22,805	25,579,763
Bank of America N.A., 3.34%, 01/25/23 (Call 01/25/22)(c)	4,801	4,963,307
Bank of China Hong Kong Ltd., 5.90%, (Call 09/14/23)(b)(c)(d)	18,280	19,695,870
Bank of China Ltd., 5.00%, 11/13/24(a)(b)	21,553	24,073,764
Bank of Ireland Group PLC, 4.50%, 11/25/23(b)	4,426	4,812,284
Bank of Montreal
1.85%, 05/01/25(a)	1,869	1,957,984
2.05%, 11/01/22	5,447	5,621,456
2.35%, 09/11/22	9,154	9,494,664
2.50%, 06/28/24	12,719	13,556,616
2.55%, 11/06/22 (Call 10/06/22)(a)	5,781	6,025,058
2.90%, 03/26/22(a)	21,396	22,133,598
4.34%, 10/05/28 (Call 10/05/23)(c)	4,910	5,330,553
4.80%, (Call 08/25/24)(c)(d)	6,432	6,704,074
Series E, 3.30%, 02/05/24	22,774	24,669,921
Bank of New York Mellon Corp. (The)
1.60%, 04/24/25 (Call 03/24/25)	5,115	5,328,251
1.85%, 01/27/23 (Call 01/02/23)(a)	3,878	3,999,836
1.95%, 08/23/22	8,917	9,174,127
2.10%, 10/24/24(a)	7,483	7,935,160
2.20%, 08/16/23 (Call 06/16/23)	11,248	11,765,652
2.60%, 02/07/22 (Call 01/07/22)(a)	6,438	6,605,943
2.66%, 05/16/23 (Call 05/16/22)(c)	8,503	8,779,368
2.95%, 01/29/23 (Call 12/29/22)	9,345	9,848,532
3.25%, 09/11/24 (Call 08/11/24)(a)	2,568	2,815,354
3.40%, 05/15/24 (Call 04/15/24)	3,800	4,153,602
3.45%, 08/11/23	2,459	2,660,075
3.50%, 04/28/23	15,642	16,815,209
Series 0012, 3.65%, 02/04/24 (Call 01/05/24)(a)	6,085	6,663,824
Series G, 3.00%, 02/24/25 (Call 01/24/25)(a)	4,086	4,472,545
Bank of New Zealand
2.00%, 02/21/25(a)(b)	10,099	10,611,148
3.50%, 02/20/24(a)(b)	8,114	8,833,756
Bank of Nova Scotia (The)
0.55%, 09/15/23(a)	598	600,681
0.80%, 06/15/23(a)	975	986,210
1.30%, 06/11/25	2,757	2,819,262
1.63%, 05/01/23	8,577	8,824,149
1.95%, 02/01/23	10,883	11,240,575
2.00%, 11/15/22	10,879	11,237,583
2.20%, 02/03/25	12,818	13,543,403
2.38%, 01/18/23	8,212	8,556,462
2.45%, 09/19/22	4,354	4,524,868
2.70%, 03/07/22	10,341	10,666,719
3.40%, 02/11/24	12,843	13,949,908
4.65%, (Call 10/12/22)(a)(c)(d)	8,884	8,947,456
4.90%, (Call 06/04/25)(a)(c)(d)	14,870	15,945,101
Banque Federative du Credit Mutuel SA
2.13%, 11/21/22(b)	2,491	2,573,478
2.38%, 11/21/24(a)(b)	8,126	8,632,765
3.75%, 07/20/23(b)	6,891	7,471,991

Security	Par (000)	Value

Banks (continued)
Barclays Bank PLC, 1.70%, 05/12/22 (Call 04/12/22)	$8,527	$8,680,377
Barclays PLC
2.85%, 05/07/26 (Call 05/07/25)(a)(c)	20,932	22,245,680
3.65%, 03/16/25	10,685	11,702,350
3.68%, 01/10/23 (Call 01/10/22)	6,248	6,447,936
3.93%, 05/07/25 (Call 05/07/24)(c)	17,018	18,538,011
4.34%, 05/16/24 (Call 05/16/23)(c)	19,522	21,069,258
4.38%, 09/11/24	6,101	6,732,297
4.61%, 02/15/23 (Call 02/15/22)(c)	20,470	21,413,447
BBVA Bancomer SA/Texas, 1.88%, 09/18/25(a)(b)	5,400	5,420,250
BBVA USA
2.88%, 06/29/22 (Call 05/29/22)(a)	415	430,185
3.88%, 04/10/25 (Call 03/10/25)	731	812,364
2.50%, 08/27/24 (Call 07/27/24)	7,532	8,002,977
BNP Paribas SA
2.22%, 06/09/26 (Call 06/09/25)(b)(c)	17,159	17,867,149
2.82%, 11/19/25 (Call 11/19/24)(b)(c)	19,157	20,417,275
2.95%, 05/23/22(b)	3,046	3,159,903
3.25%, 03/03/23	8,425	8,971,550
3.38%, 01/09/25(b)	29,907	32,605,734
3.50%, 03/01/23(a)(b)	11,399	12,131,095
3.80%, 01/10/24(a)(b)	4,889	5,332,092
4.25%, 10/15/24	4,674	5,246,399
4.38%, 09/28/25(a)(b)	2,958	3,362,148
4.71%, 01/10/25 (Call 01/10/24)(b)(c)	21,132	23,463,705
BNZ International Funding Ltd./London
2.65%, 11/03/22(a)(b)	2,508	2,615,779
2.90%, 02/21/22(a)(b)	1,315	1,354,748
3.38%, 03/01/23(a)(b)	6,029	6,417,221
BPCE SA
1.65%, 10/06/26 (Call 10/06/25)(a)(b)(c)	11,185	11,354,494
2.38%, 01/14/25(a)(b)	15,702	16,502,746
2.75%, 12/02/21	1,737	1,778,894
2.75%, 01/11/23(a)(b)	8,721	9,118,006
3.00%, 05/22/22(b)	14,216	14,738,747
4.00%, 09/12/23(b)	3,125	3,400,314
4.00%, 04/15/24	10,361	11,495,288
4.50%, 03/15/25(b)	5,544	6,244,689
4.63%, 07/11/24(a)(b)	2,992	3,330,537
5.15%, 07/21/24(a)(b)	21,028	23,826,136
5.70%, 10/22/23(a)(b)	1,749	1,972,653
Canadian Imperial Bank of Commerce
0.95%, 06/23/23	11,775	11,923,891
0.95%, 10/23/25	6,521	6,565,760
2.25%, 01/28/25	13,139	13,905,197
2.55%, 06/16/22(a)	11,986	12,411,490
2.61%, 07/22/23 (Call 07/22/22)(a)(c)	9,905	10,261,122
3.10%, 04/02/24(a)	11,183	12,103,081
3.50%, 09/13/23	11,280	12,282,230
Capital One N.A., 2.15%, 09/06/22 (Call 08/06/22)	996	1,025,224
CIT Bank N.A., 2.97%, 09/27/25 (Call 09/27/24)(c)	354	368,369
Citibank N.A., 3.65%, 01/23/24 (Call 12/23/23)	25,361	27,718,559
Citigroup Inc.
0.78%, 10/30/24 (Call 10/30/23)(c)	6,340	6,358,173
1.68%, 05/15/24 (Call 05/15/23)(a)(c)	2,961	3,040,190
2.70%, 10/27/22 (Call 09/27/22)(a)	8,589	8,945,804
2.75%, 04/25/22 (Call 03/25/22)	16,587	17,100,534
2.88%, 07/24/23 (Call 07/24/22)(c)	22,034	22,890,682
2.90%, 12/08/21 (Call 11/08/21)	8,457	8,656,824
3.11%, 04/08/26 (Call 04/08/25)(c)	46,745	50,715,629

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Formerly iShares® Short-Term Corporate Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.14%, 01/24/23 (Call 01/24/22)(c)	$26,077	$26,852,730
3.30%, 04/27/25(a)	8,233	9,140,894
3.35%, 04/24/25 (Call 04/24/24)(c)	17,972	19,465,582
3.38%, 03/01/23(a)	210	223,307
3.50%, 05/15/23(a)	8,850	9,474,192
3.75%, 06/16/24(a)	4,956	5,471,088
3.88%, 10/25/23(a)	4,200	4,615,092
3.88%, 03/26/25	7,549	8,419,778
4.00%, 08/05/24	2,599	2,882,052
4.04%, 06/01/24 (Call 06/01/23)(c)	22,978	24,924,646
4.05%, 07/30/22	17,488	18,515,202
4.40%, 06/10/25	24,228	27,741,249
4.50%, 01/14/22	17,405	18,231,583
5.50%, 09/13/25	781	939,871
Citizens Bank N.A./Providence RI
2.25%, 04/28/25 (Call 03/28/25)	2,471	2,623,290
2.65%, 05/26/22 (Call 04/26/22)(a)	2,244	2,313,645
3.25%, 02/14/22 (Call 01/14/22)(a)	8,086	8,345,840
3.70%, 03/29/23 (Call 02/28/23)	9,937	10,646,633
Comerica Bank
2.50%, 07/23/24(a)	6,040	6,424,335
4.00%, 07/27/25(a)	875	977,678
Comerica Inc., 3.70%, 07/31/23 (Call 06/30/23)(a)	12,115	13,099,636
Commonwealth Bank of Australia
2.50%, 09/18/22(a)(b)	5,727	5,951,340
2.75%, 03/10/22(a)(b)	4,523	4,666,232
3.35%, 06/04/24(a)(b)	10,421	11,399,300
3.45%, 03/16/23(a)(b)	10,203	10,932,010
Cooperatieve Rabobank UA
1.00%, 09/24/26 (Call 09/24/25)(a)(b)(c)	16,416	16,455,234
2.63%, 07/22/24(a)(b)	14,230	15,186,519
3.88%, 02/08/22(a)	16,373	17,065,045
3.88%, 09/26/23(a)(b)	8,541	9,335,194
3.95%, 11/09/22(a)	7,665	8,155,792
4.38%, 08/04/25	4,823	5,512,846
4.63%, 12/01/23	13,511	15,038,368
Cooperatieve Rabobank UA/NY
2.75%, 01/10/22	7,973	8,192,167
2.75%, 01/10/23	10,871	11,427,942
3.38%, 05/21/25	2,746	3,085,787
Credicorp Ltd., 2.75%, 06/17/25 (Call 05/17/25)(a)(b)	15,000	15,509,250
Credit Agricole SA, 4.38%, 03/17/25(b)	5,310	5,936,039
Credit Agricole SA/London
1.91%, 06/16/26 (Call 06/16/25)(b)(c)	20,903	21,581,405
2.38%, 01/22/25(b)	369	391,936
3.25%, 10/04/24(a)(b)	18,655	20,256,198
3.38%, 01/10/22(a)(b)	14,506	14,971,593
3.75%, 04/24/23(a)(b)	10,151	10,918,598
3.88%, 04/15/24(a)(b)	1,400	1,546,046
Credit Suisse AG/New York NY
1.00%, 05/05/23	10,643	10,788,159
2.80%, 04/08/22	14,857	15,348,410
2.95%, 04/09/25	15,545	17,024,866
3.63%, 09/09/24	11,352	12,609,170
Credit Suisse Group AG
2.19%, 06/05/26 (Call 06/05/25)(b)(c)	31,230	32,504,008
3.00%, 12/14/23 (Call 12/14/22)(b)(c)	11,992	12,532,468
3.57%, 01/09/23 (Call 01/09/22)(b)	11,885	12,266,409
3.75%, 03/26/25	12,797	14,205,717
3.80%, 06/09/23	18,242	19,635,124

Security	Par (000)	Value

Banks (continued)
4.21%, 06/12/24 (Call 06/12/23)(b)(c)	$8,215	$8,906,272
Credit Suisse Group Funding Guernsey Ltd., 3.80%, 09/15/22	12,699	13,433,764
Danske Bank A/S
1.23%, 06/22/24 (Call 06/22/23)(a)(b)	4,206	4,259,237
1.62%, 09/11/26 (Call 09/11/25)(b)(c)	10,470	10,454,722
2.70%, 03/02/22(a)(b)	9,262	9,518,945
3.24%, 12/20/25 (Call 12/20/24)(b)(c)	4,514	4,823,787
3.88%, 09/12/23(a)(b)	7,613	8,214,939
5.00%, 01/12/23 (Call 01/12/22)(b)(c)	6,211	6,470,686
5.38%, 01/12/24(b)	15,814	17,821,301
Danske Bank AS, 1.17%, 12/08/23 (Call 12/08/22)(b)(c)	529	531,057
DBS Group Holdings Ltd., 2.85%, 04/16/22(a)(b)	5,520	5,688,807
Deutsche Bank AG/London, 3.70%, 05/30/24(a)	4,927	5,287,273
Deutsche Bank AG/New York NY
2.13%, 11/24/26 (Call 11/24/25)(c)	6,240	6,316,909
2.22%, 09/18/24 (Call 09/18/23)(c)	24,119	24,615,686
3.30%, 11/16/22	2,968	3,091,660
3.70%, 05/30/24(a)	3,417	3,668,313
3.95%, 02/27/23(a)	19,671	20,883,152
3.96%, 11/26/25 (Call 11/26/24)(c)	15,001	16,249,022
Series D, 5.00%, 02/14/22(a)	4,385	4,584,267
Discover Bank
2.45%, 09/12/24 (Call 08/12/24)	8,259	8,729,871
3.35%, 02/06/23 (Call 01/06/23)(a)	18,401	19,460,774
4.20%, 08/08/23	5,227	5,720,864
4.68%, 08/09/28 (Call 08/09/23)(c)	2,711	2,875,422
DNB Bank ASA
1.13%, 09/16/26 (Call 09/16/25)(b)(c)	274	276,098
2.15%, 12/02/22(a)(b)	3,249	3,365,972
Federation des Caisses Desjardins du Quebec, 2.05%, 02/10/25(a)(b)	7,340	7,698,886
Fifth Third Bancorp.
1.63%, 05/05/23 (Call 04/05/23)	2,288	2,350,724
2.38%, 01/28/25 (Call 12/28/24)	5,857	6,196,302
2.60%, 06/15/22 (Call 05/15/22)	6,010	6,202,167
3.50%, 03/15/22 (Call 02/15/22)(a)	3,053	3,168,024
3.65%, 01/25/24 (Call 12/25/23)	17,934	19,526,263
4.30%, 01/16/24 (Call 12/16/23)(a)	5,524	6,095,040
Fifth Third Bank NA
1.80%, 01/30/23 (Call 12/30/22)(a)	6,307	6,491,075
3.95%, 07/28/25 (Call 06/28/25)(a)	6,328	7,258,504
First Horizon Corp., 3.55%, 05/26/23 (Call 04/26/23)	794	838,333
First Horizon National Corp., 4.00%, 05/26/25 (Call 04/26/25)	1,672	1,849,449
First Republic Bank/CA
1.91%, 02/12/24 (Call 02/12/23)(c)	338	348,144
2.50%, 06/06/22 (Call 05/06/22)(a)	4,192	4,318,567
FNB Corp./PA, 2.20%, 02/24/23 (Call 01/24/23)(a)	2,908	2,945,626
Fulton Financial Corp., 4.50%, 11/15/24(a)	1,618	1,790,878
Goldman Sachs Group Inc. (The)
2.91%, 06/05/23 (Call 06/05/22)(a)(c)	23,012	23,865,508
2.91%, 07/24/23 (Call 07/24/22)(a)(c)	20,653	21,474,219
3.00%, 04/26/22 (Call 04/26/21)	30,750	31,061,428
3.20%, 02/23/23 (Call 01/23/23)	18,194	19,263,182
3.27%, 09/29/25 (Call 09/29/24)(c)	25,957	28,302,405
3.50%, 01/23/25 (Call 10/23/24)	15,530	17,067,061
3.50%, 04/01/25 (Call 03/01/25)	26,967	29,847,927
3.63%, 01/22/23(a)	22,045	23,501,968
3.63%, 02/20/24 (Call 01/20/24)(a)	13,197	14,390,573

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Formerly iShares® Short-Term Corporate Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.75%, 05/22/25 (Call 02/22/25)	$18,322	$20,476,610
3.85%, 07/08/24 (Call 04/08/24)	8,406	9,254,963
4.00%, 03/03/24	26,945	29,775,573
4.25%, 10/21/25	8,092	9,298,337
5.75%, 01/24/22	27,237	28,898,093
Series VAR, 0.63%, 11/17/23 (Call 11/17/22)(c)	113	113,291
HSBC Bank PLC, 7.65%, 05/01/25(a)	1,368	1,700,713
HSBC Holdings PLC
1.65%, 04/18/26 (Call 04/18/25)(c)	15,515	15,740,278
2.10%, 06/04/26 (Call 06/04/25)(c)	20,324	20,964,650
2.63%, 11/07/25 (Call 11/07/24)(a)(c)	25,244	26,619,521
3.03%, 11/22/23 (Call 11/22/22)(a)(c)	6,111	6,394,060
3.26%, 03/13/23 (Call 03/13/22)(c)	25,646	26,524,006
3.60%, 05/25/23(a)	5,056	5,432,571
3.80%, 03/11/25 (Call 03/11/24)(c)	10,107	10,997,376
3.95%, 05/18/24 (Call 05/18/23)(c)	28,516	30,723,792
4.25%, 03/14/24	13,797	15,132,209
4.25%, 08/18/25(a)	6,116	6,891,142
4.29%, 09/12/26 (Call 09/12/25)(c)	15,523	17,575,669
HSBC USA Inc., 3.50%, 06/23/24(a)	2,948	3,206,482
Huntington Bancshares Inc./OH
2.30%, 01/14/22 (Call 12/14/21)	7,416	7,568,593
2.63%, 08/06/24 (Call 07/06/24)	10,998	11,774,062
4.00%, 05/15/25 (Call 04/15/25)	5,108	5,805,392
4.35%, 02/04/23	3,782	4,068,622
Huntington National Bank (The)
1.80%, 02/03/23 (Call 01/03/23)	4,120	4,241,222
2.50%, 08/07/22 (Call 07/07/22)	2,727	2,820,240
3.13%, 04/01/22 (Call 03/01/22)	7,514	7,787,547
3.55%, 10/06/23 (Call 09/06/23)(a)	2,484	2,695,839
Industrial & Commercial Bank of China Ltd., 4.88%, 09/21/25(b)	19,814	22,447,497
Industrial & Commercial Bank of China Ltd./New York NY, 2.96%, 11/08/22	8,664	8,976,944
ING Bank NV, 5.80%, 09/25/23(a)(b)	4,888	5,525,128
ING Groep NV
1.40%, 07/01/26 (Call 07/01/25)(b)(c)	334	338,627
3.15%, 03/29/22	13,613	14,096,031
3.55%, 04/09/24	7,869	8,585,429
4.10%, 10/02/23	21,340	23,477,790
Intesa Sanpaolo SpA
3.13%, 07/14/22(a)(b)	7,970	8,242,096
3.38%, 01/12/23(a)(b)	18,700	19,542,682
5.25%, 01/12/24(a)	321	357,795
JPMorgan Chase & Co.
0.65%, 09/16/24 (Call 09/16/23)(c)	4,137	4,155,263
1.05%, 11/19/26 (Call 11/19/25)(a)(c)	5,060	5,088,319
1.51%, 06/01/24 (Call 06/01/23)(c)	9,882	10,122,056
2.01%, 03/13/26 (Call 03/13/25)(a)(c)	44,740	46,757,633
2.08%, 04/22/26 (Call 04/22/25)(c)	29,371	30,812,598
2.30%, 10/15/25 (Call 10/15/24)(c)	20,704	21,892,575
2.70%, 05/18/23 (Call 03/18/23)	9,484	9,985,021
2.78%, 04/25/23 (Call 04/25/22)(c)	9,745	10,064,123
2.97%, 01/15/23 (Call 01/15/22)	14,261	14,676,219
3.13%, 01/23/25 (Call 10/23/24)	21,494	23,509,044
3.20%, 01/25/23	21,818	23,123,455
3.21%, 04/01/23 (Call 04/01/22), (3 mo. LIBOR US + 0.695%)(c)	19,110	19,814,777
3.22%, 03/01/25 (Call 03/01/24)(c)	22,533	24,354,303
3.25%, 09/23/22	13,205	13,900,547

Security	Par (000)	Value

Banks (continued)
3.38%, 05/01/23	$8,560	$9,149,042
3.56%, 04/23/24 (Call 04/23/23)(c)	25,377	27,195,163
3.63%, 05/13/24(a)	9,786	10,793,673
3.80%, 07/23/24 (Call 07/23/23)(c)	13,260	14,376,795
3.88%, 02/01/24(a)	11,818	13,019,174
3.88%, 09/10/24	19,577	21,836,873
3.90%, 07/15/25 (Call 04/15/25)	4,329	4,902,037
4.02%, 12/05/24 (Call 12/05/23)(c)	28,592	31,481,408
4.50%, 01/24/22	12,303	12,890,099
KEB Hana Bank, 3.50%, 01/30/24(b)	5,000	5,394,950
KeyBank N.A./Cleveland OH
1.25%, 03/10/23	1,579	1,611,214
2.30%, 09/14/22	7,405	7,668,121
2.40%, 06/09/22	2,424	2,500,072
3.30%, 02/01/22	6,053	6,263,685
3.30%, 06/01/25	4,351	4,851,144
3.38%, 03/07/23	7,578	8,089,972
KeyCorp, 4.15%, 10/29/25	2,120	2,440,070
Lloyds Bank PLC
2.25%, 08/14/22	291	300,202
3.50%, 05/14/25	30	33,289
Lloyds Banking Group PLC
1.33%, 06/15/23 (Call 06/15/22)(c)	1,651	1,669,119
2.44%, 02/05/26 (Call 02/05/25)(c)	29,257	30,780,446
2.86%, 03/17/23 (Call 03/17/22)(c)	16,300	16,767,749
2.91%, 11/07/23 (Call 11/07/22)(a)(c)	21,506	22,452,592
3.00%, 01/11/22(a)	9,449	9,714,860
3.87%, 07/09/25 (Call 07/09/24)(c)	19,529	21,408,375
3.90%, 03/12/24(a)	10,061	11,022,645
4.05%, 08/16/23(a)	13,899	15,152,676
4.45%, 05/08/25	7,796	8,917,348
4.50%, 11/04/24	17,224	19,160,380
M&T Bank Corp., 3.55%, 07/26/23 (Call 06/26/23)(a)	8,950	9,685,060
Macquarie Bank Ltd.
2.10%, 10/17/22(a)(b)	9,739	10,057,296
2.30%, 01/22/25(b)	12,426	13,193,972
4.00%, 07/29/25(a)(b)	851	971,886
4.88%, 06/10/25(a)(b)	1,334	1,505,217
Macquarie Group Ltd.
3.19%, 11/28/23 (Call 11/28/22)(b)(c)	19,546	20,414,429
4.15%, 03/27/24 (Call 03/27/23)(a)(b)(c)	3,569	3,829,084
Manufacturers & Traders Trust Co.
2.50%, 05/18/22 (Call 04/18/22)	2,802	2,887,216
2.90%, 02/06/25 (Call 01/06/25)	3,151	3,427,118
Mitsubishi UFJ Financial Group Inc.
0.85%, 09/15/24 (Call 09/15/23)(c)	1,003	1,007,774
1.41%, 07/17/25(a)	9,562	9,768,143
2.19%, 02/25/25	27,914	29,395,816
2.53%, 09/13/23(a)	1,661	1,750,558
2.62%, 07/18/22	7,377	7,638,624
2.67%, 07/25/22	26,830	27,811,710
2.80%, 07/18/24	16,626	17,789,988
2.95%, 03/01/21	5,605	5,641,551
3.00%, 02/22/22	18,418	19,007,192
3.22%, 03/07/22	6,592	6,825,793
3.41%, 03/07/24	11,018	11,952,917
3.46%, 03/02/23	11,004	11,722,955
3.76%, 07/26/23(a)	20,651	22,385,142
3.78%, 03/02/25	1,768	1,977,890

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Formerly iShares® Short-Term Corporate Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)

Mizuho Bank Ltd.
2.95%, 10/17/22(a)(b)	$2,116	$2,215,307
3.50%, 03/21/23(a)(b)	135	143,992
3.75%, 04/16/24(a)(b)	1,342	1,473,177
Mizuho Financial Group Cayman 3 Ltd., 4.60%, 03/27/24(b)	11,860	13,045,274
Mizuho Financial Group Inc.
0.85%, 09/08/24 (Call 09/08/23)(a)(c)	1,419	1,422,818
1.24%, 07/10/24 (Call 07/10/23)(c)	12,000	12,166,160
2.23%, 05/25/26 (Call 05/25/25)(a)(c)	6,717	7,045,509
2.56%, 09/13/25 (Call 09/13/24)(c)	3,520	3,714,882
2.60%, 09/11/22(a)	4,603	4,781,907
2.72%, 07/16/23 (Call 07/16/22)(c)	10,796	11,162,273
2.84%, 07/16/25 (Call 07/16/24)(a)(c)	3,278	3,492,695
2.95%, 02/28/22	24,513	25,314,085
3.55%, 03/05/23(a)	12,872	13,738,876
3.92%, 09/11/24 (Call 09/11/23)(c)	17,147	18,675,224
Morgan Stanley
0.56%, 11/10/23 (Call 11/10/22)(c)	30,234	30,259,228
2.19%, 04/28/26 (Call 04/28/25)(c)	32,954	34,757,489
2.72%, 07/22/25 (Call 07/22/24)(c)	29,804	31,868,716
2.75%, 05/19/22	17,446	18,042,774
3.13%, 01/23/23	26,971	28,486,434
3.70%, 10/23/24	13,384	14,879,714
3.74%, 04/24/24 (Call 04/24/23)(c)	24,812	26,669,724
3.75%, 02/25/23	24,551	26,318,154
4.00%, 07/23/25	13,359	15,275,938
4.10%, 05/22/23(a)	20,277	21,956,286
4.88%, 11/01/22	12,550	13,561,079
5.00%, 11/24/25	7,026	8,372,734
Series F, 3.88%, 04/29/24	26,520	29,324,096
Series I, 0.86%, 10/21/25 (Call 10/21/24)(a)(c)	5,677	5,701,950
MUFG Americas Holdings Corp., 3.50%, 06/18/22	1,701	1,783,077
MUFG Bank Ltd.
3.20%, 02/26/23(a)(b)	550	582,075
3.25%, 09/08/24(a)(b)	968	1,057,845
3.75%, 03/10/24(b)	637	698,905
4.10%, 09/09/23(b)	506	554,856
MUFG Union Bank N.A.
2.10%, 12/09/22 (Call 11/09/22)	5,113	5,281,110
3.15%, 04/01/22 (Call 03/01/22)	20,013	20,713,663
National Australia Bank Ltd./New York
1.88%, 12/13/22	5,680	5,865,055
2.50%, 05/22/22	2,961	3,059,534
2.80%, 01/10/22(a)	3,988	4,093,363
2.88%, 04/12/23	1,096	1,156,584
3.00%, 01/20/23(a)	4,067	4,298,386
3.63%, 06/20/23	7,715	8,352,298
National Bank of Canada
0.90%, 08/15/23 (Call 08/15/22)(a)(c)	1,175	1,183,308
2.10%, 02/01/23	11,191	11,573,865
2.15%, 10/07/22(a)(b)	13,966	14,404,705
National Securities Clearing Corp.
1.20%, 04/23/23(b)	8,227	8,383,934
1.50%, 04/23/25 (Call 03/23/25)(b)	6,183	6,401,775
Natwest Group PLC
2.36%, 05/22/24 (Call 05/22/23)(a)(c)	10,361	10,739,136
3.50%, 05/15/23 (Call 05/15/22)(a)(c)	22,185	23,071,833
3.75%, 11/01/29 (Call 11/01/24)(a)(c)	15,101	15,970,392
3.88%, 09/12/23	7,217	7,820,400

Security	Par (000)	Value

Banks (continued)
4.27%, 03/22/25 (Call 03/22/24)(c)	$16,030	$17,627,324
4.52%, 06/25/24 (Call 06/25/23)(c)	16,148	17,572,260
5.13%, 05/28/24	14,595	16,286,839
6.00%, 12/19/23	19,915	22,597,584
6.10%, 06/10/23	30	33,505
6.13%, 12/15/22	390	427,816
NatWest Markets PLC
2.38%, 05/21/23(b)	8,162	8,479,025
3.63%, 09/29/22(b)	3,057	3,223,647
NongHyup Bank
1.25%, 07/20/25(b)	5,550	5,637,357
2.88%, 07/17/22(a)(b)	8,173	8,473,117
Nordea Bank Abp
0.75%, 08/28/25(a)(b)	7,002	7,015,215
1.00%, 06/09/23(a)(b)	2,562	2,597,069
3.75%, 08/30/23(a)(b)	9,103	9,847,612
4.25%, 09/21/22(a)(b)	886	941,650
Northern Trust Corp.
2.38%, 08/02/22(a)	1,884	1,951,185
3.95%, 10/30/25	5,762	6,633,342
Oversea-Chinese Banking Corp. Ltd.
1.83%, 09/10/30 (Call 09/10/25)(b)(c)	15,265	15,383,270
4.25%, 06/19/24(a)(b)	6,153	6,736,718
People’s United Bank N.A., 4.00%, 07/15/24
(Call 04/16/24)	250	269,278
PNC Bank N.A.
1.74%, 02/24/23 (Call 02/24/22)(c)	1,051	1,069,851
2.03%, 12/09/22 (Call 12/09/21)(c)	1,050	1,068,005
2.45%, 07/28/22 (Call 06/28/22)	931	961,901
2.55%, 12/09/21 (Call 11/09/21)(a)	4,004	4,089,804
2.63%, 02/17/22 (Call 01/18/22)	10,078	10,349,998
2.70%, 11/01/22 (Call 10/01/22)	9,136	9,520,783
2.95%, 01/30/23 (Call 12/30/22)(a)	9,130	9,586,743
2.95%, 02/23/25 (Call 01/24/25)	4,626	5,055,575
3.25%, 06/01/25 (Call 05/02/25)	120	133,636
3.30%, 10/30/24 (Call 09/30/24)(a)	2,560	2,818,698
3.50%, 06/08/23 (Call 05/09/23)	11,228	12,047,644
3.80%, 07/25/23 (Call 06/25/23)(a)	3,013	3,267,364
4.20%, 11/01/25 (Call 10/02/25)	1,692	1,957,780
PNC Financial Services Group Inc. (The)
2.20%, 11/01/24 (Call 10/02/24)	5,317	5,627,729
2.85%, 11/09/22(e)	3,988	4,174,908
3.30%, 03/08/22 (Call 02/06/22)	3,274	3,387,366
3.50%, 01/23/24 (Call 12/23/23)	17,272	18,793,610
3.90%, 04/29/24 (Call 03/29/24)	6,350	7,004,827
Regions Financial Corp.
2.25%, 05/18/25 (Call 04/18/25)	9,337	9,881,579
2.75%, 08/14/22 (Call 07/14/22)	9,877	10,248,945
3.80%, 08/14/23 (Call 07/14/23)	12,337	13,425,272
Royal Bank of Canada
0.50%, 10/26/23(a)	5,125	5,143,073
1.15%, 06/10/25	3,575	3,643,593
1.60%, 04/17/23	3,986	4,098,631
1.95%, 01/17/23(a)	9,648	9,978,617
2.25%, 11/01/24	15,297	16,249,501
2.55%, 07/16/24(a)	13,061	13,956,797
2.75%, 02/01/22	6,691	6,884,461
2.80%, 04/29/22(a)	13,459	13,943,546
3.70%, 10/05/23	14,487	15,825,164

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Formerly iShares® Short-Term Corporate Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Santander Holdings USA Inc.
3.40%, 01/18/23 (Call 12/18/22)	$13,883	$14,592,439
3.45%, 06/02/25 (Call 05/02/25)(a)	22,548	24,411,656
3.50%, 06/07/24 (Call 05/07/24)(a)	10,031	10,831,609
3.70%, 03/28/22 (Call 02/28/22)(a)	8,684	8,990,099
4.45%, 12/03/21 (Call 11/03/21)	2,928	3,032,934
4.50%, 07/17/25 (Call 04/17/25)	1,986	2,219,117
Santander UK Group Holdings PLC
1.53%, 08/21/26 (Call 08/21/25)(c)	12,774	12,861,762
3.37%, 01/05/24 (Call 01/05/23)(a)(c)	16,671	17,531,788
3.57%, 01/10/23 (Call 01/10/22)	12,130	12,505,302
4.75%, 09/15/25(b)	4,034	4,546,341
4.80%, 11/15/24 (Call 11/15/23)(a)(c)	8,340	9,259,334
Santander UK PLC
2.10%, 01/13/23	4,274	4,415,598
2.88%, 06/18/24	5,405	5,806,706
4.00%, 03/13/24(a)	7,359	8,095,669
Shinhan Financial Group Co. Ltd., 3.34%, 02/05/30 (Call 02/05/25)(b)(c)	230	242,261
Signature Bank/New York NY, 4.00%, 10/15/30 (Call 10/15/25)(c)	3,642	3,688,131
Skandinaviska Enskilda Banken AB
0.85%, 09/02/25(a)(b)	11,500	11,456,760
2.20%, 12/12/22(a)(b)	5,147	5,340,785
2.80%, 03/11/22(a)	893	920,787
Societe Generale SA
1.38%, 07/08/25(b)	5,475	5,581,246
2.63%, 10/16/24(a)(b)	12,293	12,913,608
2.63%, 01/22/25(a)(b)	24,210	25,469,736
3.25%, 01/12/22(a)(b)	7,702	7,919,889
3.88%, 03/28/24(b)	10,073	10,936,770
4.25%, 09/14/23(a)(b)	17,200	18,753,000
4.25%, 04/14/25(b)	10,409	11,460,272
4.75%, 11/24/25(b)	608	683,375
5.00%, 01/17/24(b)	4,742	5,213,673
Standard Chartered PLC
1.32%, 10/14/23 (Call 10/14/22)(a)(b)(c)	520	524,956
2.82%, 01/30/26 (Call 01/30/25)(b)(c)	24,402	25,702,825
3.79%, 05/21/25 (Call 05/21/24)(a)(b)(c)	13,516	14,628,378
3.89%, 03/15/24 (Call 03/15/23)(a)(b)(c)	16,665	17,723,340
3.95%, 01/11/23(a)(b)	2,731	2,866,188
4.25%, 01/20/23 (Call 01/20/22)(a)(b)(c)	10,417	10,827,004
5.20%, 01/26/24(a)(b)	1,306	1,434,726
State Bank of India/London,
4.38%, 01/24/24(a)(b)	10,555	11,410,176
State Street Corp.
2.35%, 11/01/25 (Call 11/01/24)(c)	10,987	11,663,371
2.65%, 05/15/23 (Call 05/15/22)(c)	4,867	5,024,764
2.83%, 03/30/23 (Call 03/30/22)(c)	1,265	1,306,174
2.90%, 03/30/26 (Call 03/30/25)(c)	12,885	14,012,500
3.10%, 05/15/23	8,175	8,700,104
3.30%, 12/16/24(a)	6,345	7,031,030
3.55%, 08/18/25(a)	4,050	4,596,163
3.70%, 11/20/23	2,006	2,207,146
3.78%, 12/03/24 (Call 12/03/23)(a)(c)	4,602	5,055,352
Sumitomo Mitsui Banking Corp.
3.00%, 01/18/23	205	215,884
3.20%, 07/18/22	608	635,476
3.40%, 07/11/24	1,787	1,955,024
3.95%, 01/12/22(a)(b)	931	967,844
3.95%, 07/19/23(a)	710	773,273

Security	Par (000)	Value

Banks (continued)
3.95%, 01/10/24	$1,675	$1,840,557
Sumitomo Mitsui Financial Group Inc.
1.47%, 07/08/25	27,404	28,039,579
2.35%, 01/15/25	9,309	9,851,489
2.45%, 09/27/24	12,649	13,402,802
2.70%, 07/16/24	11,935	12,751,854
2.78%, 07/12/22(a)	7,169	7,442,632
2.78%, 10/18/22	9,402	9,822,081
2.85%, 01/11/22	7,293	7,493,047
3.10%, 01/17/23	7,836	8,274,559
3.75%, 07/19/23(a)	19,674	21,312,289
3.94%, 10/16/23(a)	16,099	17,623,979
4.44%, 04/02/24(a)(b)	2,995	3,303,317
Sumitomo Mitsui Trust Bank Ltd.
0.80%, 09/12/23(b)	655	658,974
1.05%, 09/12/25(a)(b)	12,993	13,041,105
Suncorp-Metway Ltd.
2.80%, 05/04/22(a)(b)	1,473	1,523,677
3.30%, 04/15/24(a)(b)	10,001	10,844,465
SVB Financial Group,
3.50%, 01/29/25	421	454,694
Svenska Handelsbanken AB
0.63%, 06/30/23(a)(b)	1,934	1,943,623
3.90%, 11/20/23	9,551	10,528,591
Swedbank AB
0.60%, 09/25/23(a)(b)	4,446	4,450,668
1.30%, 06/02/23(b)	21	21,402
2.80%, 03/14/22(a)(b)	1,966	2,027,277
Synchrony Bank, 3.00%, 06/15/22 (Call 05/15/22)	12,778	13,206,209
Synovus Bank/Columbus GA, 2.29%, 02/10/23
(Call 02/10/22)(a)(c)	7,793	7,889,866
Synovus Financial Corp., 3.13%, 11/01/22
(Call 10/01/22)	3,960	4,091,713
Toronto-Dominion Bank (The)
0.45%, 09/11/23(a)	1,062	1,063,241
0.75%, 06/12/23	3,182	3,207,860
0.75%, 09/11/25	2,268	2,267,335
1.15%, 06/12/25(a)	1,206	1,231,752
1.90%, 12/01/22	14,358	14,804,110
2.65%, 06/12/24	12,581	13,455,756
3.25%, 03/11/24	10,484	11,369,256
3.50%, 07/19/23	16,862	18,248,904
Truist Bank
1.25%, 03/09/23 (Call 02/09/23)	1,855	1,890,907
1.50%, 03/10/25 (Call 02/10/25)	8,755	9,040,872
2.15%, 12/06/24 (Call 11/05/24)	7,712	8,156,033
2.45%, 08/01/22 (Call 07/01/22)	5,369	5,553,421
2.63%, 01/15/22 (Call 12/15/21)	7,004	7,178,006
2.64%, 09/17/29 (Call 09/17/24)(c)	5,838	6,111,894
2.75%, 05/01/23 (Call 04/01/23)	3,627	3,826,203
2.80%, 05/17/22 (Call 04/17/22)	14,741	15,261,212
3.00%, 02/02/23 (Call 01/02/23)(a)	852	897,479
3.20%, 04/01/24 (Call 03/01/24)	16,203	17,567,652
3.63%, 09/16/25 (Call 08/16/25)	4,591	5,162,467
3.69%, 08/02/24 (Call 08/02/23)(c)	906	980,192
4.05%, 11/03/25 (Call 09/03/25)	1,905	2,192,927
Truist Financial Corp.
1.20%, 08/05/25 (Call 07/06/25)	1,014	1,038,622
2.20%, 03/16/23 (Call 02/13/23)(a)	9,643	10,017,720
2.50%, 08/01/24 (Call 07/01/24)	9,057	9,650,673
2.70%, 01/27/22 (Call 12/27/21)	9,649	9,897,818

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Formerly iShares® Short-Term Corporate Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.75%, 04/01/22 (Call 03/01/22)	$5,260	$5,420,116
2.85%, 10/26/24 (Call 09/26/24)	7,791	8,427,039
3.05%, 06/20/22 (Call 05/20/22)	16,429	17,078,097
3.70%, 06/05/25 (Call 05/05/25)(a)	7,959	8,960,955
3.75%, 12/06/23 (Call 11/06/23)	12,857	14,073,817
3.95%, 03/22/22 (Call 02/22/22)(a)	1,802	1,880,814
4.00%, 05/01/25 (Call 03/01/25)	4,875	5,529,717
U.S. Bancorp.
1.45%, 05/12/25 (Call 04/11/25)(a)	2,018	2,083,336
2.40%, 07/30/24 (Call 06/28/24)	12,057	12,821,707
2.95%, 07/15/22 (Call 06/15/22)	15,159	15,783,187
3.00%, 03/15/22 (Call 02/15/22)	7,278	7,517,251
3.38%, 02/05/24 (Call 01/05/24)	10,673	11,573,476
3.60%, 09/11/24 (Call 08/11/24)	9,723	10,749,642
3.70%, 01/30/24 (Call 12/29/23)	3,630	3,978,954
3.95%, 11/17/25 (Call 10/17/25)	985	1,134,758
Series V, 2.63%, 01/24/22 (Call 12/23/21)	1,288	1,320,401
U.S. Bank N.A./Cincinnati OH
1.80%, 01/21/22 (Call 12/21/21)(a)	1,417	1,441,725
1.95%, 01/09/23 (Call 12/09/22)(a)	1,298	1,340,988
2.05%, 01/21/25 (Call 12/20/24)	8,957	9,441,177
2.65%, 05/23/22 (Call 04/22/22)	3,989	4,119,775
2.80%, 01/27/25 (Call 12/27/24)	10,972	11,927,024
2.85%, 01/23/23 (Call 12/23/22)(a)	6,862	7,217,529
3.40%, 07/24/23 (Call 06/23/23)	5,488	5,919,418
UBS AG/London, 1.75%, 04/21/22 (Call 03/21/22)(b)	5,167	5,264,729
UBS Group AG
1.01%, 07/30/24 (Call 07/30/23)(a)(b)(c)	16,923	17,044,979
2.65%, 02/01/22(a)(b)	8,164	8,383,478
2.86%, 08/15/23 (Call 08/15/22)(b)(c)	18,301	18,989,136
3.49%, 05/23/23 (Call 05/23/22)(a)(b)	13,826	14,398,079
4.13%, 09/24/25(b)	823	941,281
UniCredit SpA
2.57%, 09/22/26 (Call 09/22/25)(b)(c)	9,375	9,537,050
6.57%, 01/14/22(a)(b)	7,114	7,521,667
United Overseas Bank Ltd., 3.75%, 04/15/29 (Call 04/15/24)(b)(c)	7,817	8,354,761
Wells Fargo & Co.
1.65%, 06/02/24 (Call 06/02/23)(c)	17,733	18,144,630
2.16%, 02/11/26 (Call 02/11/25)(c)	29,881	31,263,969
2.19%, 04/30/26 (Call 04/30/25)(c)	33,471	35,036,003
2.41%, 10/30/25 (Call 10/30/24)(c)	20,356	21,465,147
2.63%, 07/22/22	19,781	20,494,671
3.00%, 02/19/25(a)	7,889	8,551,898
3.07%, 01/24/23 (Call 01/24/22)	26,750	27,520,010
3.30%, 09/09/24	14,224	15,527,378
3.50%, 03/08/22	10,244	10,650,746
3.55%, 09/29/25	13,883	15,520,569
3.75%, 01/24/24 (Call 12/24/23)	37,574	40,819,072
4.13%, 08/15/23	2,577	2,814,300
4.48%, 01/16/24	2,678	2,965,747
Series M, 3.45%, 02/13/23	47,597	50,499,262
Wells Fargo Bank N.A., 3.55%, 08/14/23 (Call 07/14/23)	12,784	13,835,485
Westpac Banking Corp.
2.00%, 01/13/23	10,030	10,389,255
2.35%, 02/19/25(a)	10,552	11,282,321
2.50%, 06/28/22	11,217	11,599,435
2.75%, 01/11/23	11,105	11,669,420
2.80%, 01/11/22	8,748	8,996,757
2.89%, 02/04/30 (Call 02/04/25)(c)	22,439	23,315,553

Security	Par (000)	Value

Banks (continued)
3.30%, 02/26/24	$5,559	$6,032,893
3.65%, 05/15/23	9,723	10,495,100
Woori Bank, 4.75%, 04/30/24(a)(b)	524	581,749
Zions Bancorp. N.A., 3.35%, 03/04/22 (Call 02/04/22)	393	405,190

		6,621,787,221

Beverages — 1.4%
Anheuser-Busch InBev Finance Inc.
2.63%, 01/17/23(a)	488	511,999
3.30%, 02/01/23 (Call 12/16/20)	21,884	23,107,523
3.70%, 02/01/24(a)	293	321,201
Anheuser-Busch InBev Worldwide Inc., 4.15%, 01/23/25 (Call 12/23/24)(a)	25,245	28,677,606
Bacardi Ltd., 4.45%, 05/15/25 (Call 03/15/25)(a)(b)	5,400	6,019,963
Beam Suntory Inc.
3.25%, 05/15/22 (Call 02/15/22)(a)	317	326,976
3.25%, 06/15/23 (Call 03/17/23)	50	52,913
Brown-Forman Corp., 3.50%, 04/15/25 (Call 02/15/25)	958	1,064,040
Coca-Cola Co. (The)
1.75%, 09/06/24	12,063	12,646,839
2.50%, 04/01/23	9,736	10,252,769
2.88%, 10/27/25(a)	1,333	1,480,854
2.95%, 03/25/25(a)	5,298	5,828,902
3.20%, 11/01/23	4,711	5,117,579
Coca-Cola Consolidated Inc., 3.80%, 11/25/25 (Call 08/25/25)	830	909,467
Constellation Brands Inc.
2.65%, 11/07/22 (Call 10/07/22)	4,398	4,572,643
2.70%, 05/09/22 (Call 04/09/22)	2,840	2,925,770
3.20%, 02/15/23 (Call 01/15/23)(a)	4,501	4,754,765
4.25%, 05/01/23	13,398	14,580,148
4.40%, 11/15/25 (Call 09/15/25)	2,886	3,356,130
4.75%, 11/15/24	4,261	4,904,373
Diageo Capital PLC
1.38%, 09/29/25 (Call 08/29/25)	847	870,628
2.13%, 10/24/24 (Call 09/24/24)(a)	6,271	6,622,757
2.63%, 04/29/23 (Call 01/29/23)	16,349	17,124,753
3.50%, 09/18/23 (Call 08/18/23)	256	276,789
Diageo Investment Corp.
2.88%, 05/11/22	12,147	12,589,959
8.00%, 09/15/22	50	56,593
Diageo Capital PLC Fomento Economico Mexicano SAB de CV, 2.88%, 05/10/23	1,500	1,563,750
Heineken NV
2.75%, 04/01/23(a)(b)	12,665	13,284,944
3.40%, 04/01/22(b)	1,202	1,246,015
Keurig Dr Pepper Inc.
2.70%, 11/15/22 (Call 08/15/22)	1,436	1,489,006
3.13%, 12/15/23 (Call 10/15/23)(a)	4,596	4,934,289
3.40%, 11/15/25 (Call 08/15/25)	1,489	1,662,988
4.06%, 05/25/23 (Call 04/25/23)	20,286	22,015,558
4.42%, 05/25/25 (Call 03/25/25)(a)	8,516	9,823,972
Molson Coors Beverage Co., 3.50%, 05/01/22(a)	876	911,719
PepsiCo Inc.
0.40%, 10/07/23	853	855,939
0.75%, 05/01/23(a)	5,977	6,046,194
2.25%, 05/02/22 (Call 04/02/22)	6,555	6,747,042
2.25%, 03/19/25 (Call 02/19/25)	5,022	5,367,274
2.75%, 03/05/22	6,093	6,309,539
2.75%, 03/01/23(a)	10,660	11,265,421
2.75%, 04/30/25 (Call 01/30/25)	7,290	7,941,484

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Formerly iShares® Short-Term Corporate Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
3.10%, 07/17/22 (Call 05/17/22)(a)	$6,523	$6,794,949
3.50%, 07/17/25 (Call 04/17/25)	3,568	4,013,526
3.60%, 03/01/24 (Call 12/01/23)	4,814	5,273,723
Pernod Ricard SA, 4.25%, 07/15/22(b)	13,047	13,800,063
Suntory Holdings Ltd.
2.25%, 10/16/24 (Call 09/16/24)(b)	10,546	11,018,113
2.55%, 06/28/22 (Call 05/28/22)(a)(b)	2,472	2,545,354

		313,864,801

Biotechnology — 0.8%
Amgen Inc.
1.90%, 02/21/25 (Call 01/21/25)	6,178	6,470,245
2.25%, 08/19/23 (Call 06/19/23)(a)	3,516	3,686,033
2.65%, 05/11/22 (Call 04/11/22)	17,017	17,549,508
2.70%, 05/01/22 (Call 03/01/22)	6,377	6,566,554
3.13%, 05/01/25 (Call 02/01/25)	4,769	5,227,066
3.63%, 05/15/22 (Call 02/15/22)	9,340	9,712,058
3.63%, 05/22/24 (Call 02/22/24)	13,044	14,279,215
3.88%, 11/15/21 (Call 12/16/20)	6,068	6,204,481
Baxalta Inc., 4.00%, 06/23/25 (Call 03/23/25)	4,781	5,395,506
Biogen Inc.
3.63%, 09/15/22(a)	8,286	8,755,009
4.05%, 09/15/25 (Call 06/15/25)	17,847	20,401,847
Gilead Sciences Inc.
0.75%, 09/29/23 (Call 09/30/21)	9,605	9,635,592
1.95%, 03/01/22 (Call 02/01/22)	2,065	2,103,819
2.50%, 09/01/23 (Call 07/01/23)	3,398	3,576,269
3.25%, 09/01/22 (Call 07/01/22)(a)	6,349	6,634,632
3.50%, 02/01/25 (Call 11/01/24)	15,040	16,611,796
3.70%, 04/01/24 (Call 01/01/24)	16,996	18,562,728
4.40%, 12/01/21 (Call 09/01/21)	4,304	4,430,926
Royalty Pharma PLC
0.75%, 09/02/23(b)	3,591	3,607,052
1.20%, 09/02/25 (Call 08/02/25)(b)	11,919	12,021,767

		181,432,103

Building Materials — 0.3%
Boral Finance Pty Ltd., 3.00%, 11/01/22 (Call 10/01/22)(b)	1,409	1,442,028
Carrier Global Corp.
1.92%, 02/15/23 (Call 01/15/23)(b)	7,586	7,807,556
2.24%, 02/15/25 (Call 01/15/25)(b)	19,313	20,281,457
CRH America Inc., 3.88%, 05/18/25 (Call 02/15/25)(b)	6,757	7,598,578
Fortune Brands Home & Security Inc.
4.00%, 09/21/23 (Call 08/21/23)	6,932	7,570,837
4.00%, 06/15/25 (Call 03/15/25)(a)	1,118	1,266,905
Holcim U.S. Finance Sarl & Cie SCS, 5.15%, 09/12/23(b) .	4,400	4,886,569
Johnson Controls International PLC, 3.63%, 07/02/24 (Call 04/02/24)(e)	417	452,239
Lennox International Inc.
1.35%, 08/01/25 (Call 07/01/25)(a)	1,397	1,418,529
3.00%, 11/15/23 (Call 09/15/23)	4,100	4,337,371
Martin Marietta Materials Inc., 4.25%, 07/02/24 (Call 04/02/24)(a)	398	443,925
Masco Corp.
4.45%, 04/01/25 (Call 01/01/25)(a)	4,695	5,381,733
5.95%, 03/15/22	135	144,150
Owens Corning, 4.20%, 12/01/24 (Call 09/01/24)	721	801,157
Vulcan Materials Co., 4.50%, 04/01/25 (Call 01/01/25)(a)	1,695	1,939,733

		65,772,767

Security	Par (000)	Value

Chemicals — 1.5%
Air Liquide Finance SA, 2.25%, 09/27/23 (Call 07/27/23)(b)	$5,650	$5,909,246
Air Products and Chemicals Inc.
1.50%, 10/15/25 (Call 09/15/25)	4,793	4,977,951
2.75%, 02/03/23	100	105,063
3.35%, 07/31/24 (Call 04/30/24)	1,518	1,658,318
Airgas Inc., 3.65%, 07/15/24 (Call 12/22/20)	4,769	5,237,262
Albemarle Corp., 4.15%, 12/01/24 (Call 09/01/24)(a)	3,037	3,365,880
Cabot Corp., 3.70%, 07/15/22	258	267,457
Celanese U.S. Holdings LLC
3.50%, 05/08/24 (Call 04/08/24)	5,351	5,788,651
4.63%, 11/15/22(a)	1,368	1,471,750
CF Industries Inc., 3.40%, 12/01/21(b)	478	489,738
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP
3.30%, 05/01/23 (Call 04/01/23)(b)	640	677,119
5.13%, 04/01/25 (Call 03/01/25)(b)	3,024	3,546,880
Dow Chemical Co. (The), 3.50%, 10/01/24 (Call 07/01/24)(a)	6,386	6,988,860
DuPont de Nemours Inc.
2.17%, 05/01/23	12,314	12,519,070
4.21%, 11/15/23 (Call 10/15/23)	28,897	31,837,253
4.49%, 11/15/25 (Call 09/15/25)	8,223	9,608,505
Eastman Chemical Co.
3.50%, 12/01/21	8,528	8,783,421
3.60%, 08/15/22 (Call 05/15/22)(a)	6,937	7,240,569
3.80%, 03/15/25 (Call 12/15/24)(a)	4,883	5,390,032
Ecolab Inc. 2.38%, 08/10/22 (Call 07/10/22)	6,756	6,993,985
3.25%, 01/14/23 (Call 11/14/22)(a)	2,021	2,132,144
EI du Pont de Nemours and Co., 1.70%, 07/15/25 (Call 06/15/25)	7,000	7,288,947
Equate Petrochemical BV, 3.00%, 03/03/22(a)(b)	5,000	5,085,500
FMC Corp.
3.95%, 02/01/22 (Call 11/01/21)	70	72,099
4.10%, 02/01/24 (Call 11/01/23)	179	194,060
GC Treasury Center Co. Ltd., 4.25%, 09/19/22(b)	200	209,526
Huntsman International LLC, 5.13%, 11/15/22 (Call 08/15/22)	7,973	8,526,893
International Flavors & Fragrances Inc., 3.20%, 05/01/23 (Call 02/01/23)(a)	636	664,075
LG Chem Ltd., 3.25%, 10/15/24(b)	5,565	5,971,329
Linde Inc.
2.45%, 02/15/22 (Call 11/15/21)	2,272	2,317,595
2.65%, 02/05/25 (Call 11/05/24)(a)	1,861	2,005,931
Linde Inc./CT
2.20%, 08/15/22 (Call 05/15/22)(a)	3,803	3,911,810
2.70%, 02/21/23 (Call 11/21/22)	418	436,641
LYB International Finance BV, 4.00%, 07/15/23	8,057	8,738,707
LYB International Finance III LLC
1.25%, 10/01/25 (Call 09/01/25)(a)	4,085	4,124,693
2.88%, 05/01/25 (Call 04/01/25)	8,932	9,628,036
LyondellBasell Industries NV, 5.75%, 04/15/24 (Call 01/15/24)	6,595	7,570,897
MEGlobal Canada ULC, 5.00%, 05/18/25(b)	10,275	11,397,236
Mosaic Co. (The)
3.25%, 11/15/22 (Call 10/15/22)	6,660	6,961,831
4.25%, 11/15/23 (Call 08/15/23)	3,512	3,828,012
NewMarket Corp., 4.10%, 12/15/22(a)	5,380	5,724,090

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Formerly iShares® Short-Term Corporate Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
Nutrien Ltd.
1.90%, 05/13/23(a)	$3,368	$3,478,645
3.00%, 04/01/25 (Call 01/01/25)(a)	684	739,149
3.15%, 10/01/22 (Call 07/01/22)	10,076	10,505,062
3.38%, 03/15/25 (Call 12/15/24)	2,866	3,151,530
3.50%, 06/01/23 (Call 03/01/23)(a)	1,927	2,051,730
3.63%, 03/15/24 (Call 12/15/23)(a)	6,321	6,888,291
Nutrition & Biosciences Inc.
0.70%, 09/15/22(b)	1,605	1,610,656
1.23%, 10/01/25 (Call 09/01/25)(a)(b)	8,067	8,168,757
Orbia Advance Corp. SAB de CV, 4.88%, 09/19/22(b)	129	137,190
PPG Industries Inc.
2.40%, 08/15/24 (Call 07/15/24)	6,156	6,520,998
3.20%, 03/15/23 (Call 02/15/23)	5,870	6,208,285
RPM International Inc., 3.45%, 11/15/22 (Call 08/15/22)	1,216	1,257,758
SABIC Capital II BV, 4.00%, 10/10/23(b)	5,395	5,803,250
Sherwin-Williams Co. (The)
2.75%, 06/01/22 (Call 05/01/22)	4,073	4,202,057
3.13%, 06/01/24 (Call 04/01/24)	7,840	8,495,406
3.45%, 08/01/25 (Call 05/01/25)	1,249	1,385,374
4.20%, 01/15/22 (Call 10/15/21)	1,275	1,318,206
Sociedad Quimica y Minera de Chile SA, 4.38%, 01/28/25 (Call 10/28/24)(b)	200	219,702
Syngenta Finance NV
3.13%, 03/28/22(a)	11,213	11,434,520
4.44%, 04/24/23 (Call 03/24/23)(a)(b)	7,910	8,346,407
4.89%, 04/24/25 (Call 02/24/25)(a)(b)	7,359	7,963,178
Westlake Chemical Corp., 3.60%, 07/15/22 (Call 04/15/22)	1,419	1,472,841

		321,006,054

Commercial Services — 0.8%
Adani Ports & Special Economic Zone Ltd., 3.38%, 07/24/24(b)	5,050	5,217,962
Ashtead Capital Inc., 4.13%, 08/15/25 (Call 12/14/20)(b)	300	309,000
Automatic Data Processing Inc., 3.38%, 09/15/25 (Call 06/15/25)	6,134	6,880,104
Block Financial LLC
5.25%, 10/01/25 (Call 07/01/25)(a)	1,421	1,625,457
5.50%, 11/01/22 (Call 05/01/22)(a)	1,941	2,069,450
Cintas Corp. No. 2
2.90%, 04/01/22 (Call 03/01/22)	4,141	4,275,439
3.25%, 06/01/22 (Call 03/01/22)	1,822	1,886,927
DP World Crescent Ltd., 3.91%, 05/31/23(a)(b)	12,960	13,704,682
Element Fleet Management Corp., 3.85%, 06/15/25 (Call 05/15/25)(a)(b)	5,447	5,821,172
Equifax Inc.
2.60%, 12/01/24 (Call 11/01/24)	5,273	5,645,524
3.30%, 12/15/22 (Call 09/15/22)(a)	896	940,177
3.95%, 06/15/23 (Call 05/15/23)	377	407,338
ERAC USA Finance LLC
2.70%, 11/01/23 (Call 09/01/23)(b)	1,324	1,400,350
3.30%, 10/15/22(a)(b)	660	693,981
3.80%, 11/01/25 (Call 08/01/25)(b)	2,620	2,958,595
3.85%, 11/15/24 (Call 08/15/24)(a)(b)	5,610	6,233,267
Global Payments Inc.
2.65%, 02/15/25 (Call 01/15/25)	7,224	7,736,749
3.75%, 06/01/23 (Call 03/01/23)(a)	5,155	5,526,675
4.00%, 06/01/23 (Call 05/01/23)	10,140	10,972,305
IHS Markit Ltd.
3.63%, 05/01/24 (Call 04/01/24)(a)	4,486	4,891,759

Security	Par (000)	Value

Commercial Services (continued)
4.13%, 08/01/23 (Call 07/01/23)(a)	$2,637	$2,872,036
4.75%, 02/15/25 (Call 11/15/24)(a)(b)	6,484	7,447,004
5.00%, 11/01/22 (Call 08/01/22)(a)(b)	5,206	5,584,508
Moody’s Corp.
2.63%, 01/15/23 (Call 12/15/22)(a)	13,140	13,708,707
3.75%, 03/24/25 (Call 02/24/25)	2,220	2,494,881
4.50%, 09/01/22 (Call 06/01/22)(a)	7,129	7,561,560
4.88%, 02/15/24 (Call 11/15/23)(a)	2,764	3,114,522
PayPal Holdings Inc.
1.35%, 06/01/23	11,080	11,355,006
1.65%, 06/01/25 (Call 05/01/25)	2,853	2,966,866
2.20%, 09/26/22	9,786	10,109,795
2.40%, 10/01/24 (Call 09/01/24)	7,913	8,413,839
RELX Capital Inc., 3.50%, 03/16/23 (Call 02/16/23)	3,174	3,383,539
S&P Global Inc., 4.00%, 06/15/25 (Call 03/15/25)(a)	3,062	3,487,500
Verisk Analytics Inc.
4.00%, 06/15/25 (Call 03/15/25)(a)	4,220	4,775,450
4.13%, 09/12/22	515	546,098
Yale University, Series 2020, 0.87%, 04/15/25 (Call 03/15/25)(a)	1,382	1,402,718

		178,420,942

Computers — 2.7%
Apple Inc.
0.55%, 08/20/25 (Call 07/20/25)	10,518	10,525,871
0.75%, 05/11/23	3,745	3,790,071
1.13%, 05/11/25 (Call 04/11/25)	13,967	14,270,548
1.70%, 09/11/22	14,090	14,457,119
1.80%, 09/11/24 (Call 08/11/24)	10,499	10,984,573
2.10%, 09/12/22 (Call 08/12/22)(a)	5,839	6,022,500
2.15%, 02/09/22	8,786	8,985,442
2.30%, 05/11/22 (Call 04/11/22)(a)	10,104	10,395,139
2.40%, 01/13/23 (Call 12/13/22)	6,744	7,034,947
2.40%, 05/03/23	29,679	31,156,880
2.50%, 02/09/22 (Call 01/09/22)	15,858	16,254,195
2.50%, 02/09/25	11,458	12,343,495
2.70%, 05/13/22(a)	7,329	7,604,132
2.75%, 01/13/25 (Call 11/13/24)	10,424	11,281,730
2.85%, 02/23/23 (Call 12/23/22)	23,183	24,394,469
2.85%, 05/11/24 (Call 03/11/24)	18,818	20,231,261
3.00%, 02/09/24 (Call 12/09/23)	14,330	15,410,185
3.20%, 05/13/25	5,323	5,919,831
3.45%, 05/06/24	11,963	13,170,044
Dell International LLC/EMC Corp.
4.00%, 07/15/24 (Call 06/15/24)(a)(b)	10,518	11,563,918
5.45%, 06/15/23 (Call 04/15/23)(b)	22,460	24,795,071
5.85%, 07/15/25 (Call 06/15/25)(b)	10,183	12,118,874
DXC Technology Co.
4.00%, 04/15/23	3,956	4,212,659
4.13%, 04/15/25 (Call 03/15/25)(a)	10,318	11,291,480
4.25%, 04/15/24 (Call 02/15/24)	3,897	4,200,937
4.45%, 09/18/22(a)	1,738	1,822,463
Genpact Luxembourg Sarl
3.38%, 12/01/24 (Call 11/01/24)(a)	3,560	3,886,683
3.70%, 04/01/22 (Call 03/01/22)	1,472	1,502,579
Hewlett Packard Enterprise Co.
1.45%, 04/01/24 (Call 03/01/24)	13,922	14,229,111
2.25%, 04/01/23 (Call 03/01/23)	13,101	13,572,203
4.40%, 10/15/22 (Call 08/15/22)	13,856	14,759,725
4.45%, 10/02/23 (Call 09/02/23)	9,956	10,958,171
4.65%, 10/01/24 (Call 09/01/24)	15,816	17,940,906

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Formerly iShares® Short-Term Corporate Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
4.90%, 10/15/25 (Call 07/15/25)	$20,486	$23,862,914
HP Inc.
2.20%, 06/17/25 (Call 05/17/25)	18,117	19,145,519
4.05%, 09/15/22	3,240	3,439,077
IBM Credit LLC
2.20%, 09/08/22	600	621,990
3.00%, 02/06/23	13,297	14,102,558
3.60%, 11/30/21	9,186	9,491,359
International Business Machines Corp.
1.88%, 08/01/22(a)	14,326	14,707,887
2.50%, 01/27/22	7,113	7,296,290
2.85%, 05/13/22	20,654	21,426,886
2.88%, 11/09/22(a)	2,482	2,612,133
3.00%, 05/15/24	14,671	15,886,781
3.38%, 08/01/23	2,397	2,595,369
3.63%, 02/12/24	18,971	20,821,559
7.00%, 10/30/25	2,279	2,953,701
Leidos Inc.
2.95%, 05/15/23 (Call 04/15/23)(b)	2,404	2,515,690
3.63%, 05/15/25 (Call 04/15/25)(a)(b)	8,657	9,635,847
NetApp Inc.
1.88%, 06/22/25 (Call 05/22/25)(a)	11,408	11,883,393
3.25%, 12/15/22 (Call 09/15/22)(a)	487	508,163
3.30%, 09/29/24 (Call 07/29/24)(a)	2,602	2,832,135
Seagate HDD Cayman
4.75%, 06/01/23	10,203	11,062,788
4.75%, 01/01/25	396	439,586
4.88%, 03/01/24 (Call 01/01/24)(a)	5,130	5,628,807

		594,557,644

Cosmetics & Personal Care — 0.4%
Colgate-Palmolive Co.
1.95%, 02/01/23(a)	2,352	2,442,713
2.10%, 05/01/23	4,076	4,245,926
2.25%, 11/15/22(a)	6,866	7,127,405
2.30%, 05/03/22	7,450	7,660,665
3.25%, 03/15/24(a)	1,791	1,950,959
Estee Lauder Companies Inc. (The), 2.00%, 12/01/24 (Call 11/01/24)(a)	9,543	10,093,019
Procter & Gamble Co. (The)
0.55%, 10/29/25(a)	7,355	7,397,000
2.15%, 08/11/22	10,575	10,915,595
2.30%, 02/06/22(a)	14,804	15,167,705
3.10%, 08/15/23	1,656	1,782,205
Unilever Capital Corp.
0.38%, 09/14/23(a)	100	100,212
2.20%, 05/05/22 (Call 04/05/22)(a)	2,131	2,185,344
2.60%, 05/05/24 (Call 03/05/24)	4,753	5,065,204
3.00%, 03/07/22	4,720	4,880,990
3.10%, 07/30/25	1,756	1,948,578
3.13%, 03/22/23 (Call 02/22/23)(a)	6,039	6,412,596
3.25%, 03/07/24 (Call 02/07/24)	3,230	3,500,062
3.38%, 03/22/25 (Call 01/22/25)	438	485,094

		93,361,272

Distribution & Wholesale — 0.0%
WW Grainger Inc., 1.85%, 02/15/25 (Call 01/15/25)	9,749	10,247,438

Diversified Financial Services — 4.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.88%, 08/14/24 (Call 07/14/24)	6,009	6,150,031

Security	Par (000)	Value

Diversified Financial Services (continued)
3.15%, 02/15/24 (Call 01/15/24)(a)	$1,479	$1,527,157
3.30%, 01/23/23 (Call 12/23/22)	5,398	5,573,519
3.50%, 05/26/22 (Call 04/26/22)	4,003	4,116,978
3.50%, 01/15/25 (Call 11/15/24)	3,445	3,572,468
3.95%, 02/01/22 (Call 01/01/22)(a)	3,500	3,591,702
4.13%, 07/03/23 (Call 06/03/23)	19,920	21,096,786
4.45%, 12/16/21 (Call 11/16/21)	853	878,437
4.45%, 10/01/25 (Call 08/01/25)(a)	385	415,922
4.50%, 09/15/23 (Call 08/15/23)(a)	1,411	1,510,846
4.63%, 07/01/22	2,531	2,655,564
4.88%, 01/16/24 (Call 12/16/23)(a)	1,735	1,872,583
6.50%, 07/15/25 (Call 06/15/25)(a)	16,554	19,137,344
Affiliated Managers Group Inc., 4.25%, 02/15/24	265	291,587
AIG Global Funding
0.80%, 07/07/23(a)(b)	700	706,784
0.90%, 09/22/25(a)(b)	15,500	15,567,019
2.30%, 07/01/22(a)(b)	3,343	3,445,044
Air Lease Corp.
2.25%, 01/15/23(a)	6,978	7,152,520
2.30%, 02/01/25 (Call 01/01/25)	2,859	2,899,299
2.63%, 07/01/22 (Call 06/01/22)	4,415	4,521,751
2.75%, 01/15/23 (Call 12/15/22)(a)	2,426	2,501,802
3.00%, 09/15/23 (Call 07/15/23)(a)	3,279	3,399,584
3.25%, 03/01/25 (Call 01/01/25)	1,508	1,583,155
3.38%, 07/01/25 (Call 06/01/25)	10,308	10,873,581
3.50%, 01/15/22	4,897	5,034,979
3.75%, 02/01/22 (Call 12/01/21)	572	588,008
3.88%, 07/03/23 (Call 06/03/23)	9,393	9,950,264
4.25%, 02/01/24 (Call 01/01/24)	7,093	7,609,494
4.25%, 09/15/24 (Call 06/15/24)	3,682	3,975,177
Aircastle Ltd.
4.13%, 05/01/24 (Call 02/01/24)(a)	4,561	4,697,192
4.40%, 09/25/23 (Call 08/25/23)(a)	6,837	7,025,692
5.00%, 04/01/23(a)	6,800	7,085,918
5.25%, 08/11/25 (Call 07/11/25)(b)	5,772	6,096,549
5.50%, 02/15/22	3,134	3,231,801
Ally Financial Inc.
1.45%, 10/02/23 (Call 09/02/23)(a)	10,340	10,541,320
3.05%, 06/05/23 (Call 05/05/23)	8,038	8,476,079
3.88%, 05/21/24 (Call 04/21/24)	7,901	8,628,522
4.13%, 02/13/22	5,082	5,294,304
4.63%, 05/19/22	3,301	3,491,896
4.63%, 03/30/25(a)	1,500	1,705,033
5.13%, 09/30/24	7,652	8,777,305
5.80%, 05/01/25 (Call 04/01/25)(a)	11,573	13,771,023
American Express Co.
2.50%, 08/01/22 (Call 07/01/22)	18,751	19,390,840
2.50%, 07/30/24 (Call 06/30/24)	10,334	11,002,182
2.65%, 12/02/22	12,221	12,782,349
2.75%, 05/20/22 (Call 04/20/22)	17,276	17,839,573
3.00%, 10/30/24 (Call 09/29/24)	15,555	16,912,309
3.40%, 02/27/23 (Call 01/27/23)	16,349	17,397,854
3.40%, 02/22/24 (Call 01/22/24)	16,223	17,648,616
3.63%, 12/05/24 (Call 11/04/24)(a)	6,078	6,741,191
3.70%, 08/03/23 (Call 07/03/23)	6,842	7,427,412
4.20%, 11/06/25 (Call 10/06/25)	3,684	4,277,488
American Express Credit Corp., 2.70%, 03/03/22 (Call 01/31/22)	5,547	5,701,787
Ameriprise Financial Inc.
3.00%, 03/22/22	7,117	7,362,692

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Formerly iShares® Short-Term Corporate Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
3.00%, 04/02/25 (Call 03/02/25)(a)	$7,970	$8,681,804
3.70%, 10/15/24	3,540	3,942,812
4.00%, 10/15/23(a)	8,230	9,067,594
Antares Holdings LP, 6.00%, 08/15/23 (Call 07/15/23)(b)	268	270,679
Apollo Management Holdings LP
4.00%, 05/30/24(a)(b)	8	8,815
4.95%, 01/14/50 (Call 12/17/24)(b)(c)	3,377	3,449,047
Ares Finance Co. LLC, 4.00%, 10/08/24 (Call 07/08/24)(a)(b)	575	615,478
Aviation Capital Group LLC 2.88%, 01/20/22 (Call 12/20/21)(a)(b)	4,350	4,423,566
3.88%, 05/01/23 (Call 04/01/23)(b)	10,827	11,067,222
4.13%, 08/01/25 (Call 06/01/25)(b)	589	588,980
4.38%, 01/30/24 (Call 12/30/23)(a)(b)	560	579,065
4.88%, 10/01/25 (Call 07/01/25)(b)	337	344,900
5.50%, 12/15/24 (Call 11/15/24)(b)	11,179	11,969,687
Avolon Holdings Funding Ltd.
2.88%, 02/15/25 (Call 01/15/25)(b)	10,720	10,477,101
3.63%, 05/01/22 (Call 04/01/22)(a)(b)	7,667	7,780,340
3.95%, 07/01/24 (Call 06/01/24)(a)(b)	12,940	13,276,511
5.13%, 10/01/23 (Call 09/01/23)(a)(b)	453	476,585
5.25%, 05/15/24 (Call 04/15/24)(b)	1,975	2,106,601
5.50%, 01/15/23 (Call 12/15/22)(b)	530	553,033
BGC Partners Inc.
3.75%, 10/01/24 (Call 09/01/24)(a)	4,232	4,338,684
5.38%, 07/24/23	4,755	5,103,642
Blackstone Holdings Finance Co. LLC, 4.75%, 02/15/23(b)	40	43,591
Blackstone/GSO Secured Lending Fund, 3.65%, 07/14/23(b)	100	103,192
BOC Aviation Ltd.
2.75%, 09/18/22 (Call 08/18/22)(b)	1,762	1,791,526
3.25%, 04/29/25 (Call 03/29/25)(b)	10,375	10,898,138
3.50%, 10/10/24 (Call 09/10/24)(b)	7,997	8,456,428
Brookfield Finance Inc., 4.00%, 04/01/24 (Call 02/01/24) .	4,356	4,779,925
Cantor Fitzgerald LP
4.88%, 05/01/24 (Call 04/01/24)(b)	3,616	4,004,806
6.50%, 06/17/22(b)	1,892	2,049,406
Capital One Bank USA N.A.
2.01%, 01/27/23 (Call 01/27/22)(c)	1,420	1,444,393
2.28%, 01/28/26 (Call 01/28/25)(c)	6,125	6,390,451
3.38%, 02/15/23	21,174	22,423,569
Capital One Financial Corp.
2.60%, 05/11/23 (Call 04/11/23)	2,471	2,586,968
3.05%, 03/09/22 (Call 02/09/22)	7,494	7,735,739
3.20%, 01/30/23 (Call 12/30/22)(a)	14,230	15,046,755
3.20%, 02/05/25 (Call 01/05/25)(a)	9,334	10,158,077
3.30%, 10/30/24 (Call 09/30/24)	6,350	6,900,514
3.50%, 06/15/23(a)	6,686	7,170,716
3.75%, 04/24/24 (Call 03/24/24)	4,299	4,692,318
3.90%, 01/29/24 (Call 12/29/23)(a)	9,945	10,911,879
4.20%, 10/29/25 (Call 09/29/25)(a)	4,304	4,884,116
4.25%, 04/30/25 (Call 03/31/25)	5,209	5,910,973
Carlyle Holdings Finance LLC, 3.88%, 02/01/23(a)(b)	368	391,539
Charles Schwab Corp. (The)
2.65%, 01/25/23 (Call 12/25/22)	17,975	18,840,535
3.00%, 03/10/25 (Call 12/10/24)	1,188	1,299,736
3.23%, 09/01/22	812	854,309
3.55%, 02/01/24 (Call 01/01/24)(a)	8,244	8,996,694
3.85%, 05/21/25 (Call 03/21/25)	6,340	7,181,955

Security	Par (000)	Value

Diversified Financial Services (continued)
4.20%, 03/24/25 (Call 02/24/25)	$6,823	$7,831,779
China Cinda Finance 2014 Ltd., 5.63%, 05/14/24(b)	5,977	6,737,035
China Cinda Finance 2015 I Ltd., 4.25%, 04/23/25(a)(b)	15,220	16,777,158
Citadel LP, 5.38%, 01/17/23 (Call 12/17/22)(a)(b)	5,186	5,546,943
CME Group Inc.
3.00%, 09/15/22	7,835	8,210,605
3.00%, 03/15/25 (Call 12/15/24)(a)	4,726	5,191,854
Daiwa Securities Group Inc., 3.13%, 04/19/22(a)(b)	6,019	6,210,212
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	164	180,061
3.85%, 11/21/22	2,692	2,867,095
3.95%, 11/06/24 (Call 08/06/24)	3,713	4,110,739
5.20%, 04/27/22	1,027	1,090,599
Eaton Vance Corp., 3.63%, 06/15/23(a)	475	511,885
Franklin Resources Inc.
2.80%, 09/15/22	9	9,384
2.85%, 03/30/25(a)	252	274,078
GE Capital Funding LLC, 3.45%, 05/15/25 (Call 04/15/25)(a)(b)	10,092	10,967,940
GE Capital International Funding Co. Unlimited Co., 3.37%, 11/15/25	10,218	11,210,030
International Lease Finance Corp., 5.88%, 08/15/22	6,543	7,045,288
Invesco Finance PLC
3.13%, 11/30/22	856	901,471
4.00%, 01/30/24	691	756,481
Janus Capital Group Inc., 4.88%, 08/01/25 (Call 05/01/25)	84	96,997
Jefferies Financial Group Inc., 5.50%, 10/18/23 (Call 01/18/23)	3,824	4,217,789
Jefferies Group LLC, 5.13%, 01/20/23	1,453	1,586,118
Lazard Group LLC, 3.75%, 02/13/25(a)	3,176	3,484,729
LeasePlan Corp. NV, 2.88%, 10/24/24(a)(b)	2,531	2,646,560
Legg Mason Inc., 3.95%, 07/15/24(a)	984	1,093,019
Mastercard Inc.
2.00%, 03/03/25 (Call 02/03/25)	9,672	10,276,170
3.38%, 04/01/24	6,922	7,607,394
Mitsubishi UFJ Lease & Finance Co. Ltd.
3.41%, 02/28/22 (Call 01/28/22)(b)	4,250	4,376,704
3.64%, 04/13/25(a)(b)	5,050	5,558,232
3.96%, 09/19/23 (Call 08/19/23)(b)	9,678	10,443,734
Nasdaq Inc., 4.25%, 06/01/24 (Call 03/01/24)(a)	3,391	3,770,199
Nomura Holdings Inc.
1.85%, 07/16/25(a)	18,453	19,036,840
2.65%, 01/16/25	19,489	20,709,211
Nuveen Finance LLC, 4.13%, 11/01/24(a)(b)	12,017	13,552,914
ORIX Corp.
2.90%, 07/18/22	3,127	3,236,205
3.25%, 12/04/24(a)	3,170	3,448,391
4.05%, 01/16/24(a)	7,612	8,351,152
Park Aerospace Holdings Ltd.
4.50%, 03/15/23 (Call 02/15/23)(a)(b)	2,067	2,153,531
5.25%, 08/15/22 (Call 07/15/22)(a)(b)	9,473	9,905,665
5.50%, 02/15/24 (Call 01/15/24)(a)(b)	12,120	12,939,152
Pershing Square Holdings Ltd., 5.50%, 07/15/22 (Call 06/15/22)(b)	10,000	10,564,800
REC Ltd.
4.75%, 05/19/23(a)(b)	6,225	6,620,982
5.25%, 11/13/23(a)(b)	5,680	6,181,627
Stifel Financial Corp., 4.25%, 07/18/24(a)	2,169	2,433,709

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Formerly iShares® Short-Term Corporate Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Synchrony Financial
2.85%, 07/25/22 (Call 06/25/22)	$5,984	$6,180,732
4.25%, 08/15/24 (Call 05/15/24)(a)	9,665	10,623,151
4.38%, 03/19/24 (Call 02/19/24)(a)	9,215	10,132,316
4.50%, 07/23/25 (Call 04/23/25)	3,683	4,143,092
USAA Capital Corp., 1.50%, 05/01/23(a)(b)	691	709,276
Visa Inc.
2.15%, 09/15/22 (Call 08/15/22)	5,475	5,654,830
2.80%, 12/14/22 (Call 10/14/22)	16,696	17,511,806
Western Union Co. (The)
2.85%, 01/10/25 (Call 12/10/24)	7,536	8,052,990
3.60%, 03/15/22 (Call 02/15/22)	4,863	5,029,660
4.25%, 06/09/23 (Call 05/09/23)	8,312	8,998,869

		1,008,335,889

Electric — 5.5%
Abu Dhabi National Energy Co. PJSC
3.63%, 01/12/23(a)(b)	14,325	15,112,875
4.38%, 04/23/25(b)	15,600	17,554,056
AEP Texas Inc., 2.40%, 10/01/22 (Call 09/01/22)	1,581	1,632,845
AES Corp. (The), 3.30%, 07/15/25 (Call 06/15/25)(b)	5,751	6,272,961
Alabama Power Co.
2.80%, 04/01/25 (Call 01/01/25)(a)	225	242,365
Series 13-A, 3.55%, 12/01/23	1,795	1,955,773
Series 17-A, 2.45%, 03/30/22 (Call 02/28/22)	4,140	4,248,591
Alliant Energy Finance LLC, 3.75%, 06/15/23 (Call 05/15/23)(b)	10,497	11,263,470
Ameren Corp., 2.50%, 09/15/24 (Call 08/15/24)	7,950	8,458,401
Ameren Illinois Co.
2.70%, 09/01/22 (Call 06/01/22)(a)	2,046	2,117,983
3.25%, 03/01/25 (Call 12/01/24)	34	37,350
American Electric Power Co. Inc.
Series F, 2.95%, 12/15/22 (Call 09/15/22)	1,336	1,394,161
Series I, 3.65%, 12/01/21(a)	6,705	6,924,319
Series N, 1.00%, 11/01/25 (Call 10/01/25)	496	497,229
American Transmission Systems Inc., 5.25%, 01/15/22(b)	9,840	10,287,221
Appalachian Power Co., 3.40%, 06/01/25 (Call 03/01/25)(a)	448	494,268
Arizona Public Service Co. 3.15%, 05/15/25 (Call 02/15/25)(a)	1,371	1,504,763
3.35%, 06/15/24 (Call 03/15/24)(a)	365	395,315
Avangrid Inc. 3.15%, 12/01/24 (Call 10/01/24)	5,824	6,341,759
3.20%, 04/15/25 (Call 03/15/25)	8,205	8,982,339
Baltimore Gas & Electric Co. 2.80%, 08/15/22 (Call 05/15/22)(a)	1,576	1,632,326
3.35%, 07/01/23 (Call 04/01/23)(a)	1,457	1,554,371
Berkshire Hathaway Energy Co. 2.80%, 01/15/23 (Call 12/15/22)(a)	10,947	11,487,640
3.50%, 02/01/25 (Call 11/01/24)	2,841	3,145,956
3.75%, 11/15/23 (Call 08/15/23)	3,769	4,105,806
4.05%, 04/15/25 (Call 03/15/25)(b)	17,715	20,201,883
Black Hills Corp., 4.25%, 11/30/23 (Call 08/30/23)(a)	190	207,817
CenterPoint Energy Houston Electric LLC, 2.25%, 08/01/22 (Call 05/01/22)	1,651	1,695,139
CenterPoint Energy Inc.
2.50%, 09/01/22 (Call 08/01/22)	10,158	10,500,713
2.50%, 09/01/24 (Call 08/01/24)	4,710	5,001,166
3.85%, 02/01/24 (Call 01/01/24)(a)	5,827	6,379,793
China Southern Power Grid International Finance BVI Co. Ltd., 2.75%, 05/08/22(b)	548	561,214

Security	Par (000)	Value

Electric (continued)
Cleveland Electric Illuminating Co. (The), 5.50%, 08/15/24	$250	$286,408
CMS Energy Corp.
3.88%, 03/01/24 (Call 12/01/23)	651	710,143
5.05%, 03/15/22 (Call 12/15/21)	1,110	1,160,891
Comision Federal de Electricidad, 4.88%, 01/15/24(b)	11,681	12,834,616
Connecticut Light & Power Co. (The), 2.50%, 01/15/23 (Call 10/15/22)(a)	1,789	1,860,834
Consolidated Edison Co. of New York Inc., 3.30%, 12/01/24 (Call 09/01/24)(a)	125	136,387
Consorcio Transmantaro SA, 4.38%, 05/07/23(b)	200	212,502
Consumers Energy Co.
3.13%, 08/31/24 (Call 05/31/24)(a)	745	802,648
3.38%, 08/15/23 (Call 05/15/23)(a)	2,483	2,660,826
Delmarva Power & Light Co., 3.50%, 11/15/23 (Call 08/15/23)(a)	187	202,742
Dominion Energy Inc.
2.45%, 01/15/23(a)(b)	11,830	12,294,379
3.07%, 08/15/24(e)	17,044	18,440,294
3.90%, 10/01/25 (Call 07/01/25)	359	407,756
5.75%, 10/01/54 (Call 10/01/24)(a)(c)	806	884,400
Series A, 3.30%, 03/15/25 (Call 02/15/25)	1,114	1,229,793
Series B, 2.75%, 01/15/22 (Call 12/15/21)	3,099	3,172,058
Series B, 2.75%, 09/15/22 (Call 06/15/22)(a)	3,501	3,621,434
DTE Electric Co.
2.65%, 06/15/22 (Call 03/15/22)	728	748,912
3.38%, 03/01/25 (Call 12/01/24)	748	830,211
3.65%, 03/15/24 (Call 12/15/23)	149	162,485
DTE Energy Co.
2.25%, 11/01/22	3,060	3,169,680
Series B, 2.60%, 06/15/22	2,277	2,351,660
Series B, 3.30%, 06/15/22 (Call 04/15/22)	2,396	2,487,844
Series C, 2.53%, 10/01/24	6,232	6,634,273
Series C, 3.50%, 06/01/24 (Call 03/01/24)	5,674	6,154,740
Series D, 3.70%, 08/01/23 (Call 07/01/23)(a)	9,773	10,564,420
Series F, 1.05%, 06/01/25 (Call 05/01/25)(a)	7,112	7,176,563
Series F, 3.85%, 12/01/23 (Call 09/01/23)	2,308	2,510,226
Series H, 0.55%, 11/01/22	292	292,494
Duke Energy Carolinas LLC
2.50%, 03/15/23 (Call 01/15/23)	4,285	4,487,443
3.05%, 03/15/23 (Call 02/15/23)(a)	1,461	1,546,694
3.35%, 05/15/22	5,557	5,809,128
Duke Energy Corp.
0.90%, 09/15/25 (Call 08/15/25)	6,442	6,472,906
2.40%, 08/15/22 (Call 07/15/22)(a)	4,429	4,568,723
3.05%, 08/15/22 (Call 05/15/22)	13,289	13,780,416
3.75%, 04/15/24 (Call 01/15/24)(a)	12,280	13,486,286
3.95%, 10/15/23 (Call 07/15/23)	6,458	7,030,902
Duke Energy Ohio Inc., 3.80%, 09/01/23 (Call 06/01/23)(a)	919	997,187
Duke Energy Progress LLC
2.80%, 05/15/22 (Call 02/15/22)	5,603	5,780,034
3.25%, 08/15/25 (Call 05/15/25)(a)	2,926	3,254,691
3.38%, 09/01/23 (Call 08/01/23)	5,322	5,741,070
Edison International
2.40%, 09/15/22 (Call 08/15/22)(a)	6,381	6,491,132
2.95%, 03/15/23 (Call 01/15/23)	5,105	5,271,109
3.13%, 11/15/22 (Call 10/15/22)(a)	4,419	4,570,222
3.55%, 11/15/24 (Call 10/15/24)	7,430	7,893,157
4.95%, 04/15/25 (Call 03/15/25)	7,866	8,787,836

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Formerly iShares® Short-Term Corporate Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
EDP Finance BV, 3.63%, 07/15/24(a)(b)	$8,725	$9,501,756
Electricite de France SA, 3.63%, 10/13/25
(Call 07/13/25)(b)	1,469	1,645,404
Enel Finance International NV 2.65%, 09/10/24(a)(b)	15,911	16,918,149
2.75%, 04/06/23(a)(b)	8,900	9,317,420
2.88%, 05/25/22(b)	13,310	13,750,269
4.25%, 09/14/23(b)	19,042	20,888,771
4.63%, 09/14/25(a)(b)	11,679	13,629,667
Enel Generacion Chile SA, 4.25%, 04/15/24
(Call 01/15/24)(a)	60	64,926
Enel SpA, 8.75%, 09/24/73 (Call 09/24/23)(a)(b)(c)	7,799	9,148,227
Engie Energia Chile SA, 4.50%, 01/29/25(a)(b)	422	464,256
Engie SA, 2.88%, 10/10/22(b)	2,063	2,146,783
Entergy Arkansas LLC 3.05%, 06/01/23 (Call 03/01/23)	285	301,173
3.70%, 06/01/24 (Call 03/01/24)(a)	1,454	1,590,324
Entergy Corp. 0.90%, 09/15/25 (Call 08/15/25)	14,325	14,332,061
4.00%, 07/15/22 (Call 05/15/22)	17,332	18,225,811
Entergy Louisiana LLC 4.05%, 09/01/23 (Call 06/01/23)	2,766	3,007,893
5.40%, 11/01/24	609	717,319
Entergy Mississippi LLC, 3.10%, 07/01/23
(Call 04/01/23)(a)	1,493	1,582,423
Evergy Inc. 2.45%, 09/15/24 (Call 08/15/24)	9,811	10,385,426
5.29%, 06/15/22 (Call 03/15/22)(a)(e)	2,014	2,134,461
Evergy Metro Inc. 3.15%, 03/15/23 (Call 12/15/22)	1,124	1,185,213
3.65%, 08/15/25 (Call 05/15/25)	703	792,375
Eversource Energy 2.80%, 05/01/23 (Call 02/01/23)	3,843	4,030,118
Series H, 3.15%, 01/15/25 (Call 10/15/24)(a)	851	925,409
Series K, 2.75%, 03/15/22 (Call 02/15/22)	5,745	5,905,458
Series L, 2.90%, 10/01/24 (Call 08/01/24)(a)	5,591	6,036,122
Series N, 3.80%, 12/01/23 (Call 11/01/23)	7,113	7,794,445
Series Q, 0.80%, 08/15/25 (Call 07/15/25)(a)	3,427	3,423,294
Exelon Corp. 3.50%, 06/01/22 (Call 05/01/22)	11,789	12,290,268
3.95%, 06/15/25 (Call 03/15/25)	6,398	7,243,718
Exelon Generation Co. LLC 3.25%, 06/01/25 (Call 05/01/25)(a)	11,923	12,837,664
3.40%, 03/15/22 (Call 02/15/22)(a)	4,311	4,461,906
4.25%, 06/15/22 (Call 03/15/22)	6,468	6,779,195
FirstEnergy Corp. 2.05%, 03/01/25 (Call 02/01/25)(a)	556	555,964
Series A, 2.85%, 07/15/22 (Call 05/15/22)(a)	3,125	3,200,094
Series B, 4.25%, 03/15/23 (Call 12/15/22)	5,292	5,590,689
FirstEnergy Transmission LLC, 4.35%, 01/15/25 (Call 10/15/24)(b)	1,389	1,516,462
Florida Power & Light Co. 2.75%, 06/01/23 (Call 12/01/22)(a)	7,640	8,019,135
2.85%, 04/01/25 (Call 03/01/25)	10,226	11,130,940
3.25%, 06/01/24 (Call 12/01/23)	4,626	4,988,322
Georgia Power Co. 2.85%, 05/15/22	2,105	2,177,844
Series A, 2.10%, 07/30/23(a)	6,450	6,736,240
Series A, 2.20%, 09/15/24 (Call 08/15/24)	10,716	11,290,791

Security	Par (000)	Value

Electric (continued)
Indiana Michigan Power Co., Series J, 3.20%, 03/15/23 (Call 12/15/22)(a)	$1,156	$1,220,716
Interstate Power & Light Co., 3.25%, 12/01/24
(Call 09/01/24)	4,370	4,803,990
IPALCO Enterprises Inc., 3.70%, 09/01/24
(Call 07/01/24)	655	712,230
Israel Electric Corp. Ltd. 6.88%, 06/21/23(a)(b)	2,940	3,355,275
Series 6, 5.00%, 11/12/24(b)	13,375	15,127,928
ITC Holdings Corp. 2.70%, 11/15/22 (Call 10/15/22)	6,123	6,367,514
3.65%, 06/15/24 (Call 03/15/24)(a)	1,629	1,772,734
4.05%, 07/01/23 (Call 04/01/23)(a)	470	505,420
Jersey Central Power & Light Co., 4.70%, 04/01/24 (Call 01/01/24)(b)	1,516	1,663,371
Kentucky Utilities Co., 3.30%, 10/01/25 (Call 07/01/25)(a)	197	218,429
Korea East-West Power Co. Ltd. 1.75%, 05/06/25(b)	2,905	3,010,800
2.63%, 06/19/22(a)(b)	1,964	2,025,020
3.88%, 07/19/23(a)(b)	7,950	8,629,825
Korea Electric Power Corp., 2.50%, 06/24/24(b)	1,300	1,375,608
Korea Hydro & Nuclear Power Co. Ltd., 3.00%, 09/19/22(b)	6,830	7,134,748
Louisville Gas & Electric Co., Series 25, 3.30%, 10/01/25 (Call 07/01/25)(a)	610	678,261
Metropolitan Edison Co. 3.50%, 03/15/23 (Call 12/15/22)(b)	100	104,310
4.00%, 04/15/25(b)	70	76,194
MidAmerican Energy Co. 3.50%, 10/15/24 (Call 07/15/24)(a)	3,822	4,207,789
3.70%, 09/15/23 (Call 06/15/23)(a)	2,089	2,261,465
Monongahela Power Co., 4.10%, 04/15/24
(Call 01/15/24)(a)(b)	1,100	1,191,265
National Rural Utilities Cooperative Finance Corp. 1.75%, 01/21/22(a)	10,341	10,518,196
2.30%, 09/15/22 (Call 08/15/22)	2,710	2,796,789
2.40%, 04/25/22 (Call 03/25/22)(a)	2,590	2,661,620
2.70%, 02/15/23 (Call 12/15/22)	1,246	1,303,103
2.85%, 01/27/25 (Call 10/27/24)	3,685	3,996,267
2.95%, 02/07/24 (Call 12/07/23)(a)	3,878	4,143,660
3.05%, 02/15/22 (Call 11/15/21)	2,511	2,575,884
3.25%, 11/01/25 (Call 08/01/25)	916	1,019,861
3.40%, 11/15/23 (Call 08/15/23)	1,325	1,428,328
4.75%, 04/30/43 (Call 04/30/23)(c)	1,817	1,913,483
NextEra Energy Capital Holdings Inc. 1.95%, 09/01/22(a)	1,088	1,117,974
2.75%, 05/01/25 (Call 04/01/25)	10,066	10,909,025
2.80%, 01/15/23 (Call 12/15/22)(a)	5,052	5,304,988
2.90%, 04/01/22	7,942	8,200,832
3.15%, 04/01/24 (Call 03/01/24)	17,562	18,928,061
3.20%, 02/25/22	780	806,616
3.30%, 08/15/22	534	561,367
3.63%, 06/15/23 (Call 03/15/23)	370	395,698
Niagara Mohawk Power Corp. 2.72%, 11/28/22(a)(b)	465	484,535
3.51%, 10/01/24 (Call 07/01/24)(a)(b)	378	413,273
Northern States Power Co./MN 2.15%, 08/15/22 (Call 02/15/22)	2,733	2,796,837
2.60%, 05/15/23 (Call 11/15/22)(a)	1,565	1,630,758

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Formerly iShares® Short-Term Corporate Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
NRG Energy Inc. 2.00%, 12/02/25 (Call 11/02/25)(b)	$1,375	$1,396,095
3.75%, 06/15/24 (Call 05/15/24)(b)	4,579	4,928,191
NSTAR Electric Co., 2.38%, 10/15/22 (Call 07/15/22)	1,616	1,667,211
Oncor Electric Delivery Co. LLC 0.55%, 10/01/25 (Call 09/01/25)(b)	9,930	9,914,093
2.75%, 06/01/24 (Call 05/01/24)	7,715	8,271,664
2.95%, 04/01/25 (Call 01/01/25)(a)	442	481,815
4.10%, 06/01/22 (Call 03/01/22)	1,325	1,383,375
7.00%, 09/01/22(a)	1,447	1,612,493
Pacific Gas & Electric Co. 1.75%, 06/16/22 (Call 06/16/21)	57,130	57,220,180
3.25%, 06/15/23 (Call 03/15/23)	195	202,251
3.40%, 08/15/24 (Call 05/15/24)	538	569,883
3.45%, 07/01/25	5,735	6,175,835
3.50%, 06/15/25 (Call 03/15/25)	5,498	5,872,013
3.75%, 02/15/24 (Call 11/15/23)	52	55,181
4.25%, 08/01/23 (Call 07/01/23)(a)	6,508	6,952,439
PacifiCorp 2.95%, 02/01/22 (Call 11/01/21)	4,180	4,279,375
2.95%, 06/01/23 (Call 03/01/23)(a)	780	823,783
3.35%, 07/01/25 (Call 04/01/25)(a)	350	387,202
3.60%, 04/01/24 (Call 01/01/24)(a)	1,176	1,281,730
PECO Energy Co. 2.38%, 09/15/22 (Call 06/15/22)	584	602,192
3.15%, 10/15/25 (Call 07/15/25)	1,685	1,870,524
Pinnacle West Capital Corp., 1.30%, 06/15/25 (Call 05/15/25)	3,083	3,136,769
Potomac Electric Power Co., 3.60%, 03/15/24 (Call 12/15/23)	5,174	5,618,170
PPL Capital Funding Inc. 3.40%, 06/01/23 (Call 03/01/23)	6,997	7,447,696
3.50%, 12/01/22 (Call 09/01/22)	3,089	3,260,131
3.95%, 03/15/24 (Call 12/15/23)	1,857	2,033,387
4.20%, 06/15/22 (Call 03/15/22)	4,932	5,169,812
PPL Electric Utilities Corp., 2.50%, 09/01/22
(Call 06/01/22)(a)	720	742,306
Progress Energy Inc., 3.15%, 04/01/22 (Call 01/01/22)	7,594	7,817,872
PSEG Power LLC 3.85%, 06/01/23 (Call 05/01/23)	10,145	10,952,034
4.30%, 11/15/23 (Call 08/15/23)(a)	406	444,168
Public Service Co. of Colorado 2.25%, 09/15/22 (Call 03/15/22)	943	967,009
2.50%, 03/15/23 (Call 09/15/22)(a)	565	585,805
2.90%, 05/15/25 (Call 11/15/24)(a)	1,260	1,359,645
Public Service Co. of New Hampshire, 3.50%, 11/01/23 (Call 08/01/23)(a)	307	331,857
Public Service Electric & Gas Co. 2.38%, 05/15/23 (Call 02/15/23)(a)	339	353,641
3.00%, 05/15/25 (Call 02/15/25)(a)	1,160	1,271,591
3.05%, 11/15/24 (Call 08/15/24)	247	267,444
3.25%, 09/01/23 (Call 08/01/23)(a)	4,270	4,586,653
Public Service Electric and Gas Co., Series I, 3.75%, 03/15/24 (Call 12/15/23)	57	62,082
Public Service Enterprise Group Inc. 0.80%, 08/15/25 (Call 07/15/25)(a)	10,647	10,632,140
2.65%, 11/15/22 (Call 10/15/22)	4,040	4,209,376
2.88%, 06/15/24 (Call 05/15/24)	6,435	6,898,029
Puget Energy Inc. 3.65%, 05/15/25 (Call 02/15/25)(a)	2,124	2,354,125

Security	Par (000)	Value

Electric (continued)
5.63%, 07/15/22 (Call 04/15/22)	$726	$773,293
San Diego Gas & Electric Co., Series NNN, 3.60%, 09/01/23 (Call 06/01/23)(a)	726	783,280
Saudi Electricity Global Sukuk Co. 2, 3.47%, 04/08/23(a)(b)	4,670	4,915,114
Saudi Electricity Global Sukuk Co. 3, 4.00%, 04/08/24(b)	8,196	8,887,275
Sempra Energy 2.88%, 10/01/22 (Call 07/01/22)(a)	9,384	9,709,007
2.90%, 02/01/23 (Call 01/01/23)	3,656	3,832,918
3.55%, 06/15/24 (Call 03/15/24)(a)	9,485	10,334,666
3.75%, 11/15/25 (Call 08/15/25)	578	653,502
4.05%, 12/01/23 (Call 09/01/23)(a)	3,083	3,372,395
Sierra Pacific Power Co., Series T, 3.38%, 08/15/23 (Call 05/15/23)(a)	112	119,815
Southern California Edison Co.
Series B, 2.40%, 02/01/22 (Call 12/01/21)(a)	1,673	1,703,047
Series C, 3.50%, 10/01/23 (Call 07/01/23)(a)	5,909	6,357,691
Series D, 3.40%, 06/01/23 (Call 05/01/23)	5,896	6,280,603
Series E, 3.70%, 08/01/25 (Call 06/01/25)	1,343	1,506,339
Southern Co. (The) 2.95%, 07/01/23 (Call 05/01/23)	14,727	15,578,670
Series B, 5.50%, 03/15/57 (Call 03/15/22)(a)(c)	2,112	2,193,901
Southern Power Co., Series E, 2.50%, 12/15/21 (Call 11/15/21)(a)	1,919	1,956,968
Southwestern Electric Power Co., 3.55%, 02/15/22 (Call 11/15/21)	294	302,377
State Grid Overseas Investment 2013 Ltd., 3.13%, 05/22/23(a)(b)	5,351	5,635,655
State Grid Overseas Investment 2014 Ltd., 4.13%, 05/07/24(a)(b)	14,012	15,408,716
State Grid Overseas Investment 2016 Ltd. 2.75%, 05/04/22(a)(b)	5,180	5,315,114
3.75%, 05/02/23(a)(b)	8,312	8,868,120
System Energy Resources Inc., 4.10%, 04/01/23 (Call 01/01/23)	1,391	1,490,502
Tampa Electric Co., 2.60%, 09/15/22 (Call 06/15/22)(a)	176	181,132
Three Gorges Finance I Cayman Islands Ltd. 1.30%, 09/22/25 (Call 08/22/25)(b)	10,650	10,498,283
3.70%, 06/10/25(a)(b)	1,064	1,160,169
Trans-Allegheny Interstate Line Co., 3.85%, 06/01/25 (Call 03/01/25)(b)	395	430,396
Tri-State Generation & Transmission Association Inc., 3.70%, 11/01/24 (Call 08/01/24)(a)	481	522,706
Union Electric Co., 3.50%, 04/15/24 (Call 01/15/24)	1,187	1,287,993
Virginia Electric & Power Co. 2.95%, 01/15/22 (Call 10/15/21)(a)	1,540	1,574,524
3.45%, 09/01/22 (Call 06/01/22)	249	260,326
3.45%, 02/15/24 (Call 11/15/23)	1,618	1,748,100
Series A, 3.10%, 05/15/25 (Call 02/15/25)	2,702	2,955,226
Series C, 2.75%, 03/15/23 (Call 12/15/22)(a)	11,381	11,935,848
Vistra Operations Co. LLC, 3.55%, 07/15/24
(Call 06/15/24)(a)(b)	12,751	13,721,428
WEC Energy Group Inc. 0.55%, 09/15/23(a)	1,664	1,667,957
3.55%, 06/15/25 (Call 03/15/25)	4,984	5,555,970
Wisconsin Electric Power Co., 2.05%, 12/15/24
(Call 11/15/24)(a)	2,605	2,758,017
Wisconsin Power & Light Co., 2.25%, 11/15/22
(Call 08/15/22)	295	303,433

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Formerly iShares® Short-Term Corporate Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Xcel Energy Inc. 0.50%, 10/15/23 (Call 09/15/23)(a)	$16,823	$16,846,801
2.60%, 03/15/22 (Call 12/01/20)	660	678,585
3.30%, 06/01/25 (Call 12/01/24)(a)	1,766	1,936,830

		1,199,628,614

Electrical Components & Equipment — 0.0%
Emerson Electric Co. 2.63%, 12/01/21 (Call 11/01/21)	4,063	4,149,739
2.63%, 02/15/23 (Call 11/15/22)	497	518,743
3.15%, 06/01/25 (Call 03/01/25)(a)	1,264	1,399,777
Schneider Electric SE, 2.95%, 09/27/22(a)(b)	1,076	1,125,023

		7,193,282

Electronics — 0.5%
ABB Installation Products Inc., 5.63%, 11/15/21	345	361,753
Agilent Technologies Inc. 3.20%, 10/01/22 (Call 07/01/22)	5,700	5,950,830
3.88%, 07/15/23 (Call 04/15/23)	3,821	4,131,390
Allegion U.S. Holding Co. Inc., 3.20%, 10/01/24 (Call 08/01/24)	1,477	1,582,212
Amphenol Corp. 2.05%, 03/01/25 (Call 02/01/25)	904	949,005
3.20%, 04/01/24 (Call 02/01/24)	3,252	3,507,245
Arrow Electronics Inc. 3.25%, 09/08/24 (Call 07/08/24)	6,265	6,753,048
3.50%, 04/01/22 (Call 02/01/22)	6	6,186
4.50%, 03/01/23 (Call 12/01/22)(a)	3,791	4,027,149
Avnet Inc. 3.75%, 12/01/21 (Call 11/01/21)	92	94,114
4.88%, 12/01/22(a)	5,607	6,027,828
Flex Ltd. 4.75%, 06/15/25 (Call 03/15/25)	4,805	5,454,478
5.00%, 02/15/23	4,774	5,176,217
Honeywell International Inc. 0.48%, 08/19/22 (Call 08/19/21)	1,180	1,181,899
1.35%, 06/01/25 (Call 05/01/25)	9,197	9,490,212
2.15%, 08/08/22 (Call 07/08/22)	5,961	6,143,514
2.30%, 08/15/24 (Call 07/15/24)(a)	7,957	8,485,634
3.35%, 12/01/23	458	497,274
Hubbell Inc., 3.63%, 11/15/22(a)	100	105,787
Jabil Inc., 4.70%, 09/15/22(a)	4,885	5,227,702
Keysight Technologies Inc., 4.55%, 10/30/24
(Call 07/30/24)	2,449	2,773,652
Legrand France SA, 8.50%, 02/15/25(a)	1,143	1,501,080
Roper Technologies Inc. 0.45%, 08/15/22	959	960,020
1.00%, 09/15/25 (Call 08/15/25)(a)	4,244	4,269,903
2.35%, 09/15/24 (Call 08/15/24)(a)	3,799	4,023,433
2.80%, 12/15/21 (Call 11/15/21)	2,976	3,044,741
3.13%, 11/15/22 (Call 08/15/22)	687	717,501
3.65%, 09/15/23 (Call 08/15/23)	10,120	10,978,298
Trimble Inc. 4.15%, 06/15/23 (Call 05/15/23)	5,855	6,350,491
4.75%, 12/01/24 (Call 09/01/24)(a)	2,046	2,348,349
Tyco Electronics Group SA 3.45%, 08/01/24 (Call 05/01/24)	92	99,735
3.50%, 02/03/22 (Call 11/03/21)	236	242,624

		112,463,304

Energy - Alternate Sources — 0.0%
Hanwha Energy USA Holdings Corp., 2.38%, 07/30/22(b)	600	616,106

Security	Par (000)	Value

Engineering & Construction — 0.0%
Sydney Airport Finance Co. Pty Ltd., 3.90%, 03/22/23(b)	$520	$550,131

Environmental Control — 0.3%
Republic Services Inc. 0.88%, 11/15/25 (Call 10/15/25)	5,225	5,250,845
2.50%, 08/15/24 (Call 07/15/24)	7,035	7,497,175
3.20%, 03/15/25 (Call 12/15/24)	3,174	3,491,022
3.55%, 06/01/22 (Call 12/09/20)	19,029	19,774,318
4.75%, 05/15/23 (Call 02/15/23)(a)	6,137	6,715,548
Waste Management Inc. 2.40%, 05/15/23 (Call 03/15/23)	9,019	9,434,298
2.90%, 09/15/22 (Call 06/15/22)	7,965	8,269,435
3.13%, 03/01/25 (Call 12/01/24)(a)	91	99,546
3.50%, 05/15/24 (Call 02/15/24)	928	1,011,736

		61,543,923

Food — 1.3%
Campbell Soup Co. 2.50%, 08/02/22(a)	3,701	3,817,261
3.30%, 03/19/25 (Call 12/19/24)(a)	1,712	1,876,973
3.65%, 03/15/23 (Call 02/15/23)	9,549	10,209,695
3.95%, 03/15/25 (Call 01/15/25)(a)	6,990	7,874,417
Cencosud SA, 5.15%, 02/12/25 (Call 11/12/24)(a)(b)	500	555,063
Conagra Brands Inc. 3.20%, 01/25/23 (Call 10/25/22)(a)	9,623	10,105,938
3.25%, 09/15/22(a)	1,562	1,638,118
4.30%, 05/01/24 (Call 04/01/24)	10,350	11,546,408
4.60%, 11/01/25 (Call 09/01/25)	5,496	6,400,711
Danone SA 2.59%, 11/02/23 (Call 09/02/23)(b)	18,316	19,295,629
3.00%, 06/15/22(a)(b)	2,800	2,909,214
General Mills Inc. 2.60%, 10/12/22 (Call 09/12/22)	3,331	3,462,127
3.15%, 12/15/21 (Call 09/15/21)	9,248	9,440,160
3.65%, 02/15/24 (Call 11/15/23)(a)	7,143	7,821,264
3.70%, 10/17/23 (Call 09/17/23)(a)	5,355	5,838,168
4.00%, 04/17/25 (Call 02/17/25)	7,516	8,513,122
Grupo Bimbo SAB de CV, 3.88%, 06/27/24(b)	4,900	5,354,749
Hershey Co. (The) 0.90%, 06/01/25 (Call 05/01/25)(a)	1,085	1,099,129
2.05%, 11/15/24 (Call 10/15/24)(a)	3,828	4,039,878
2.63%, 05/01/23 (Call 02/01/23)	1,118	1,171,631
3.20%, 08/21/25 (Call 05/21/25)(a)	935	1,040,357
3.38%, 05/15/23 (Call 04/15/23)(a)	5,835	6,256,738
JM Smucker Co. (The) 3.00%, 03/15/22	1,415	1,460,570
3.50%, 03/15/25	600	667,379
Kellogg Co. 2.65%, 12/01/23	5,816	6,166,328
3.13%, 05/17/22(a)	2,323	2,413,577
Kerry Group Financial Services Unlimited Co., 3.20%, 04/09/23 (Call 01/09/23)(a)(b)	5,600	5,882,245
Kroger Co. (The) 2.80%, 08/01/22 (Call 07/01/22)	9,697	10,065,858
3.40%, 04/15/22 (Call 01/15/22)(a)	3,812	3,938,737
3.85%, 08/01/23 (Call 05/01/23)	3,892	4,207,353
4.00%, 02/01/24 (Call 11/01/23)(a)	5,503	6,054,289
Land O’ Lakes Inc., 6.00%, 11/15/22 (Call 08/15/22)(b)	86	91,215
Mars Inc., 2.70%, 04/01/25 (Call 03/01/25)(b)	3,185	3,449,772
McCormick & Co. Inc./MD 2.70%, 08/15/22 (Call 07/15/22)	2,137	2,214,398

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Formerly iShares® Short-Term Corporate Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
3.15%, 08/15/24 (Call 06/15/24)(a)	$6,562	$7,109,129
3.50%, 09/01/23 (Call 06/01/23)	79	84,505
Mondelez International Holdings Netherlands BV 2.13%, 09/19/22(b)	3,217	3,314,310
2.25%, 09/19/24 (Call 08/19/24)(b)	9,953	10,493,471
Mondelez International Inc. 0.63%, 07/01/22(a)	1,509	1,514,611
1.50%, 05/04/25 (Call 04/04/25)	3,291	3,404,203
2.13%, 04/13/23 (Call 03/13/23)	2,574	2,670,735
3.63%, 05/07/23 (Call 12/04/20)(a)	10,871	11,629,042
4.00%, 02/01/24 (Call 11/01/23)(a)	229	251,100
Nestle Holdings Inc. 0.38%, 01/15/24(a)(b)	2,069	2,066,247
3.35%, 09/24/23 (Call 08/24/23)(a)(b)	12,392	13,373,570
3.50%, 09/24/25 (Call 07/24/25)(a)(b)	4,769	5,364,996
Sysco Corp. 2.60%, 06/12/22(a)	6,778	7,001,481
3.55%, 03/15/25 (Call 01/15/25)	1,832	2,014,697
3.75%, 10/01/25 (Call 07/01/25)	2,356	2,646,283
5.65%, 04/01/25 (Call 03/01/25)(a)	12,174	14,511,081
Tyson Foods Inc. 3.90%, 09/28/23 (Call 08/28/23)(a)	6,330	6,907,027
3.95%, 08/15/24 (Call 05/15/24)(a)	7,392	8,229,873
4.50%, 06/15/22 (Call 03/15/22)	9,652	10,151,681

		289,616,513

Forest Products & Paper — 0.1%
Celulosa Arauco y Constitucion SA, 4.50%, 08/01/24 (Call 05/01/24)	494	539,695
Domtar Corp., 4.40%, 04/01/22 (Call 01/01/22)	52	53,583
Fibria Overseas Finance Ltd., 5.25%, 05/12/24	0	330
Georgia-Pacific LLC 0.63%, 05/15/24(b)	425	425,306
1.75%, 09/30/25 (Call 08/30/25)(a)(b)	1,794	1,868,110
3.60%, 03/01/25 (Call 12/01/24)(a)(b)	103	114,816
3.73%, 07/15/23 (Call 04/15/23)(b)	3,188	3,431,481
8.00%, 01/15/24	2,120	2,595,703
West Fraser Timber Co. Ltd., 4.35%, 10/15/24 (Call 07/15/24)(b)	1,867	1,932,079

		10,961,103

Gas — 0.4%
APT Pipelines Ltd. 3.88%, 10/11/22(b)	30	31,477
4.20%, 03/23/25 (Call 12/23/24)(a)(b)	5,177	5,694,545
CenterPoint Energy Resources Corp., 3.55%, 04/01/23 (Call 03/01/23)	3,779	4,045,107
China Resources Gas Group Ltd., 4.50%, 04/05/22(b)	610	635,424
Dominion Energy Gas Holdings LLC 3.55%, 11/01/23 (Call 08/01/23)(a)	2,264	2,443,514
3.60%, 12/15/24 (Call 09/15/24)(a)	2,767	3,047,933
Series A, 2.50%, 11/15/24 (Call 10/15/24)	6,939	7,399,728
East Ohio Gas Co. (The), 1.30%, 06/15/25
(Call 05/15/25)(b)	17,818	18,176,135
National Fuel Gas Co. 3.75%, 03/01/23 (Call 12/01/22)(a)	219	229,188
4.90%, 12/01/21 (Call 09/01/21)	525	541,145
5.20%, 07/15/25 (Call 04/15/25)(a)	1,099	1,213,672
NiSource Inc., 0.95%, 08/15/25 (Call 07/15/25)	16,242	16,220,172
Perusahaan Gas Negara Tbk PT, 5.13%, 05/16/24(a)(b)	7,221	7,979,403

Security	Par (000)	Value

Gas (continued)
Southern California Gas Co. 3.15%, 09/15/24 (Call 06/15/24)	$2,318	$2,533,596
3.20%, 06/15/25 (Call 03/15/25)(a)	1,171	1,292,186
Southern Co. Gas Capital Corp., 2.45%, 10/01/23 (Call 08/01/23)(a)	2,656	2,790,048
Southern Star Central Corp., 5.13%, 07/15/22
(Call 12/18/20)(b)	1,269	1,270,809
Talent Yield Investments Ltd., 4.50%, 04/25/22(a)(b)	805	837,142

		76,381,224

Hand & Machine Tools — 0.1%
Kennametal Inc., 3.88%, 02/15/22 (Call 11/15/21)	50	51,366
Stanley Black & Decker Inc. 2.90%, 11/01/22(a)	886	928,840
3.40%, 12/01/21 (Call 12/02/20)	5,779	5,907,564
4.00%, 03/15/60 (Call 03/15/25)(a)(c)	10,950	11,599,465

		18,487,235

Health Care - Products — 0.9%
Abbott Laboratories 2.55%, 03/15/22	3,306	3,402,670
2.95%, 03/15/25 (Call 12/15/24)(a)	5,059	5,547,373
3.40%, 11/30/23 (Call 09/30/23)(a)	14,342	15,559,002
3.88%, 09/15/25 (Call 06/15/25)	3,095	3,542,506
Boston Scientific Corp. 1.90%, 06/01/25 (Call 05/01/25)(a)	11,290	11,813,738
3.38%, 05/15/22	1,941	2,024,306
3.45%, 03/01/24 (Call 02/01/24)	11,317	12,259,747
3.85%, 05/15/25	3,564	4,038,540
Danaher Corp., 3.35%, 09/15/25 (Call 06/15/25)(a)	5,067	5,637,970
DH Europe Finance II Sarl 2.05%, 11/15/22	7,932	8,191,656
2.20%, 11/15/24 (Call 10/15/24)	10,062	10,672,049
Fresenius U.S. Finance II Inc., 4.50%, 01/15/23 (Call 10/17/22)(b)	1,000	1,061,767
Medtronic Inc., 3.50%, 03/15/25	7,094	7,955,095
Stryker Corp. 1.15%, 06/15/25 (Call 05/15/25)(a)	11,995	12,195,374
3.38%, 05/15/24 (Call 02/15/24)	7,164	7,778,298
3.38%, 11/01/25 (Call 08/01/25)	3,176	3,544,936
Thermo Fisher Scientific Inc. 3.00%, 04/15/23 (Call 02/15/23)	16,662	17,601,403
4.13%, 03/25/25 (Call 02/25/25)	13,495	15,349,455
4.15%, 02/01/24 (Call 11/01/23)	11,345	12,540,709
Zimmer Biomet Holdings Inc. 3.15%, 04/01/22 (Call 02/01/22)	4,892	5,046,294
3.38%, 11/30/21 (Call 08/30/21)	2,080	2,125,260
3.55%, 04/01/25 (Call 01/01/25)	14,133	15,558,972
3.70%, 03/19/23 (Call 02/19/23)	8,676	9,253,482

		192,700,602

Health Care - Services — 1.7%
Aetna Inc. 2.75%, 11/15/22 (Call 08/15/22)	10,588	10,998,972
2.80%, 06/15/23 (Call 04/15/23)	18,726	19,688,093
3.50%, 11/15/24 (Call 08/15/24)	4,129	4,543,889
Anthem Inc. 2.38%, 01/15/25 (Call 12/15/24)	13,252	14,069,405
2.95%, 12/01/22 (Call 11/01/22)	7,684	8,052,145
3.13%, 05/15/22	10,751	11,176,945
3.30%, 01/15/23	21,100	22,340,066
3.35%, 12/01/24 (Call 10/01/24)	10,871	11,968,840

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Formerly iShares® Short-Term Corporate Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
3.50%, 08/15/24 (Call 05/15/24)	$9,786	$10,723,708
Blue Cross and Blue Shield of Minnesota, 3.79%, 05/01/25 (Call 02/01/25)(b)	480	522,091
CommonSpirit Health 2.76%, 10/01/24 (Call 07/01/24)(a)	2,227	2,359,965
2.95%, 11/01/22(a)	847	878,519
4.20%, 08/01/23(a)	370	399,231
Dignity Health 3.13%, 11/01/22(a)	140	145,575
3.81%, 11/01/24(a)	434	469,260
Fresenius Medical Care U.S. Finance II Inc., 5.88%, 01/31/22(a)(b)	2,153	2,274,643
HCA Inc. 4.75%, 05/01/23	15,666	17,118,449
5.00%, 03/15/24	19,600	22,044,208
5.25%, 04/15/25	11,374	13,271,315
Health Care Service Corp. A Mutual Legal Reserve Co., 1.50%, 06/01/25 (Call 05/01/25)(b)	8,748	8,974,957
Humana Inc. 2.90%, 12/15/22 (Call 11/15/22)	5,780	6,051,514
3.15%, 12/01/22 (Call 09/01/22)(a)	8,468	8,862,697
3.85%, 10/01/24 (Call 07/01/24)	6,149	6,807,237
4.50%, 04/01/25 (Call 03/01/25)(a)	13,813	15,895,704
Kaiser Foundation Hospitals, 3.50%, 04/01/22(a)	187	194,841
Laboratory Corp. of America Holdings 2.30%, 12/01/24 (Call 11/01/24)(a)	5,222	5,542,006
3.20%, 02/01/22(a)	5,748	5,932,733
3.25%, 09/01/24 (Call 07/01/24)	6,827	7,433,944
3.60%, 02/01/25 (Call 11/01/24)	7,521	8,336,012
3.75%, 08/23/22 (Call 05/23/22)	7,129	7,466,867
4.00%, 11/01/23 (Call 08/01/23)	3,914	4,266,448
PeaceHealth Obligated Group, Series 2020, 1.38%, 11/15/25 (Call 08/15/25)	142	144,925
Quest Diagnostics Inc. 3.50%, 03/30/25 (Call 12/30/24)	427	475,542
4.25%, 04/01/24 (Call 01/01/24)(a)	2,220	2,455,519
Roche Holdings Inc. 1.75%, 01/28/22 (Call 12/28/21)(b)	3,760	3,820,997
3.00%, 11/10/25 (Call 08/10/25)(a)(b)	227	252,050
3.35%, 09/30/24 (Call 06/30/24)(a)(b)	410	450,432
SSM Health Care Corp., Series 2018, 3.69%, 06/01/23 (Call 03/01/23)	1,998	2,137,344
UnitedHealth Group Inc. 2.38%, 10/15/22	10,102	10,497,300
2.38%, 08/15/24	9,491	10,113,099
2.75%, 02/15/23 (Call 11/15/22)	5,868	6,148,566
2.88%, 12/15/21	4,601	4,723,504
2.88%, 03/15/22 (Call 12/15/21)	9,781	10,040,868
2.88%, 03/15/23	11,352	12,002,570
3.35%, 07/15/22	11,470	12,039,218
3.50%, 06/15/23(a)	10,336	11,158,961
3.50%, 02/15/24	8,499	9,314,415
3.75%, 07/15/25	4,850	5,524,552
UPMC, Series D-1, 3.60%, 04/03/25(a)	1,680	1,863,644

		361,973,785

Holding Companies - Diversified — 0.5%
Alfa SAB de CV, 5.25%, 03/25/24 (Call 12/25/23)(b)	50	54,751
Ares Capital Corp. 3.25%, 07/15/25 (Call 06/15/25)	2,065	2,139,291
3.50%, 02/10/23 (Call 01/10/23)	9,520	9,930,613

Security	Par (000)	Value

Holding Companies - Diversified (continued)
3.63%, 01/19/22 (Call 12/19/21)	$4,976	$5,113,521
4.20%, 06/10/24 (Call 05/10/24)	9,334	9,930,244
4.25%, 03/01/25 (Call 01/01/25)	3,829	4,075,348
CK Hutchison Capital Securities 17 Ltd., 4.00%, (Call 05/12/22)(b)(c)(d)	9,600	9,757,241
CK Hutchison International 17 II Ltd., 2.75%, 03/29/23(b)	210	218,674
CK Hutchison International 17 Ltd., 2.88%, 04/05/22(a)(b)	449	460,774
CK Hutchison International 19 Ltd., 3.25%, 04/11/24 (Call 03/11/24)(a)(b)	1,717	1,834,924
FS KKR Capital Corp. 4.13%, 02/01/25 (Call 01/01/25)(a)	3,910	3,995,242
4.63%, 07/15/24 (Call 06/15/24)	4,617	4,792,524
4.75%, 05/15/22 (Call 04/15/22)	2,912	3,008,090
Goldman Sachs BDC Inc., 3.75%, 02/10/25 (Call 01/10/25)(a)	10,173	10,790,691
Golub Capital BDC Inc., 3.38%, 04/15/24 (Call 03/15/24)	2,944	2,963,614
Hutchison Whampoa International 11 Ltd., 4.63%, 01/13/22(b)	5,200	5,414,692
Hutchison Whampoa International 12 II Ltd., 3.25%, 11/08/22(a)(b)	300	313,458
Hutchison Whampoa International 14 Ltd., 3.63%, 10/31/24(a)(b)	281	307,235
Main Street Capital Corp., 5.20%, 05/01/24	2,487	2,649,549
Oaktree Specialty Lending Corp., 3.50%, 02/25/25 (Call 01/25/25)(a)	7,307	7,578,801
Owl Rock Capital Corp. 3.75%, 07/22/25 (Call 06/22/25)	13,162	13,474,756
4.00%, 03/30/25 (Call 02/28/25)	1,987	2,046,395
5.25%, 04/15/24 (Call 03/15/24)	497	532,373
Owl Rock Capital Corp. II, 4.63%, 11/26/24 (Call 10/25/24)(b)	243	247,360
Prospect Capital Corp., 5.88%, 03/15/23	2,634	2,765,700
Sixth Street Specialty Lending Inc., 3.88%, 11/01/24 (Call 10/01/24)(a)	3,148	3,233,508

		107,629,369

Home Builders — 0.1%
DR Horton Inc. 2.50%, 10/15/24 (Call 09/15/24)(a)	7,150	7,589,818
2.60%, 10/15/25 (Call 09/15/25)(a)	1,040	1,117,807
4.38%, 09/15/22 (Call 06/15/22)	979	1,035,592
4.75%, 02/15/23 (Call 11/15/22)	5,368	5,792,065
5.75%, 08/15/23 (Call 05/15/23)(a)	1,702	1,910,038
Lennar Corp. 4.50%, 04/30/24 (Call 01/31/24)	359	397,183
4.75%, 05/30/25 (Call 02/28/25)	96	110,071
4.88%, 12/15/23 (Call 09/15/23)	122	134,749
5.88%, 11/15/24 (Call 05/15/24)	112	129,114
NVR Inc., 3.95%, 09/15/22 (Call 06/15/22)	10,139	10,662,342

		28,878,779

Home Furnishings — 0.1%
Harman International Industries Inc., 4.15%, 05/15/25 (Call 02/15/25)(a)	465	518,707
Leggett & Platt Inc., 3.40%, 08/15/22 (Call 05/15/22)(a)	300	310,121
Panasonic Corp. 2.54%, 07/19/22 (Call 06/19/22)(a)(b)	6,886	7,085,068
2.68%, 07/19/24 (Call 06/19/24)(b)	9,406	10,031,944
Whirlpool Corp. 3.70%, 03/01/23(a)	2,359	2,506,110
3.70%, 05/01/25	29	32,358

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Formerly iShares® Short-Term Corporate Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Home Furnishings (continued)
4.00%, 03/01/24(a)	$5,505	$6,046,965
4.70%, 06/01/22(a)	1,427	1,514,796

		28,046,069

Household Products & Wares — 0.3%
Avery Dennison Corp., 3.35%, 04/15/23 (Call 01/15/23)(a)	2,740	2,861,201
Church & Dwight Co. Inc. 2.45%, 08/01/22 (Call 07/01/22)	1,299	1,338,097
2.88%, 10/01/22(a)	356	371,564
Clorox Co. (The) 3.05%, 09/15/22 (Call 06/15/22)	4,609	4,796,794
3.50%, 12/15/24 (Call 09/15/24)(a)	2,099	2,321,826
Kimberly-Clark Corp. 2.40%, 03/01/22(a)	921	945,191
2.40%, 06/01/23	1,175	1,234,774
2.65%, 03/01/25	410	443,560
3.05%, 08/15/25	2,980	3,301,924
Reckitt Benckiser Treasury Services PLC 2.38%, 06/24/22 (Call 05/24/22)(a)(b)	18,639	19,185,331
2.75%, 06/26/24 (Call 04/26/24)(a)(b)	19,051	20,378,036
3.63%, 09/21/23 (Call 06/21/23)(a)(b)	1,189	1,279,892

		58,458,190

Insurance — 3.2%
Aflac Inc. 3.25%, 03/17/25(a)	3,221	3,575,628
3.63%, 06/15/23	4,991	5,403,523
3.63%, 11/15/24	5,394	6,030,769
Allstate Corp. (The) 3.15%, 06/15/23(a)	2,474	2,648,468
Series B, 5.75%, 08/15/53 (Call 08/15/23)(c)	7,806	8,369,679
American International Group Inc. 2.50%, 06/30/25 (Call 05/30/25)	7,087	7,608,265
3.75%, 07/10/25 (Call 04/10/25)	9,056	10,165,322
4.13%, 02/15/24	10,042	11,186,411
4.88%, 06/01/22	17,778	18,949,259
Aon Corp., 2.20%, 11/15/22	4,223	4,369,280
Aon PLC 3.50%, 06/14/24 (Call 03/14/24)	5,195	5,676,136
4.00%, 11/27/23 (Call 08/27/23)	5,537	6,051,297
Aspen Insurance Holdings Ltd., 4.65%, 11/15/23(a)	1,500	1,627,829
Assurant Inc. 4.00%, 03/15/23(a)	1,223	1,301,676
4.20%, 09/27/23 (Call 08/27/23)	5,631	6,111,206
Assured Guaranty U.S. Holdings Inc., 5.00%, 07/01/24(a)	2,534	2,878,704
Athene Global Funding 1.20%, 10/13/23(a)(b)	1,400	1,408,029
2.50%, 01/14/25(b)	4,530	4,735,890
2.55%, 06/29/25(a)(b)	10,394	10,900,218
2.75%, 06/25/24(a)(b)	14,452	15,154,922
2.80%, 05/26/23(a)(b)	1,969	2,055,088
3.00%, 07/01/22(a)(b)	3,644	3,761,342
4.00%, 01/25/22(a)(b)	982	1,016,373
Berkshire Hathaway Finance Corp., 3.00%, 05/15/22	7,827	8,146,024
Berkshire Hathaway Inc. 2.75%, 03/15/23 (Call 01/15/23)	17,773	18,684,514
3.00%, 02/11/23	3,291	3,471,230
3.40%, 01/31/22	3,086	3,197,947
Brown & Brown Inc., 4.20%, 09/15/24 (Call 06/15/24)(a)	4,093	4,568,366
CNA Financial Corp., 3.95%, 05/15/24 (Call 02/15/24)	5,241	5,789,152

Security	Par (000)	Value

Insurance (continued)
CNO Financial Group Inc., 5.25%, 05/30/25 (Call 02/28/25)(a)	$769	$881,807
Enstar Group Ltd., 4.50%, 03/10/22 (Call 02/10/22)(a)	321	331,568
Equitable Financial Life Global Funding, 1.40%, 07/07/25(b)	6,413	6,572,095
Fairfax U.S. Inc., 4.88%, 08/13/24(b)	490	524,331
Fidelity & Guaranty Life Holdings Inc., 5.50%, 05/01/25 (Call 02/01/25)(a)(b)	3,077	3,556,581
Fidelity National Financial Inc., 5.50%, 09/01/22	522	563,744
First American Financial Corp., 4.30%, 02/01/23(a)	2,231	2,357,901
Globe Life Inc., 3.80%, 09/15/22(a)	605	638,531
Great-West Lifeco U.S. Finance 2020 LP, 0.90%, 08/12/25 (Call 07/12/25)(b)	331	331,087
Guardian Life Global Funding 1.10%, 06/23/25(b)	5,420	5,482,080
2.50%, 05/08/22(a)(b)	1,254	1,293,024
2.90%, 05/06/24(b)	5,808	6,252,476
3.40%, 04/25/23(a)(b)	588	629,123
Hanwha Life Insurance Co. Ltd., 4.70%, (Call 04/23/23)(b)(c)(d)	2,561	2,641,031
Infinity Property and Casualty Corp., 5.00%, 09/19/22(a)	149	158,400
Jackson National Life Global Funding 2.50%, 06/27/22(a)(b)	3,332	3,443,726
2.65%, 06/21/24(a)(b)	6,256	6,658,768
3.25%, 01/30/24(b)	653	703,240
3.30%, 02/01/22(a)(b)	13,116	13,566,141
3.88%, 06/11/25(a)(b)	1,979	2,235,419
John Hancock Life Insurance Co., 7.38%, 02/15/24(b)	306	359,443
Kemper Corp., 4.35%, 02/15/25 (Call 11/15/24)	222	241,920
Liberty Mutual Group Inc. 4.25%, 06/15/23(b)	8,898	9,730,384
4.95%, 05/01/22(a)(b)	602	639,317
Lincoln National Corp. 3.35%, 03/09/25(a)	635	695,573
4.00%, 09/01/23	976	1,067,714
4.20%, 03/15/22	1,695	1,775,054
Loews Corp., 2.63%, 05/15/23 (Call 02/15/23)	9,093	9,523,909
Markel Corp. 3.63%, 03/30/23(a)	960	1,021,566
4.90%, 07/01/22(a)	832	888,451
Marsh & McLennan Companies Inc. 2.75%, 01/30/22 (Call 12/30/21)	7,151	7,336,667
3.30%, 03/14/23 (Call 01/14/23)(a)	1,654	1,754,662
3.50%, 06/03/24 (Call 03/03/24)	4,824	5,280,532
3.50%, 03/10/25 (Call 12/10/24)	1,312	1,454,053
3.88%, 03/15/24 (Call 02/15/24)(a)	16,583	18,334,342
4.05%, 10/15/23 (Call 07/15/23)(a)	4,322	4,731,556
MassMutual Global Funding II 0.48%, 08/28/23(b)	200	200,183
0.85%, 06/09/23(a)(b)	8,245	8,337,373
2.25%, 07/01/22(b)	1,818	1,874,332
2.50%, 04/13/22(a)(b)	10,188	10,507,926
2.50%, 10/17/22(a)(b)	2,935	3,055,099
2.75%, 06/22/24(b)	8,076	8,674,281
2.95%, 01/11/25(b)	393	427,333
Meiji Yasuda Life Insurance Co., 5.20%, 10/20/45 (Call 10/20/25)(a)(b)(c)	323	370,895
Met Tower Global Funding, 0.55%, 07/13/22(b)	396	397,710
MetLife Inc. 3.00%, 03/01/25(a)	5,121	5,621,938

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Formerly iShares® Short-Term Corporate Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
3.05%, 12/15/22(a)	$5,671	$5,963,905
3.60%, 04/10/24	7,225	7,948,997
3.60%, 11/13/25 (Call 08/13/25)	2,428	2,753,413
Series D, 4.37%, 09/15/23	9,385	10,394,002
Metropolitan Life Global Funding I 0.45%, 09/01/23(b)	397	397,080
0.90%, 06/08/23(a)(b)	3,050	3,090,494
0.95%, 07/02/25(a)(b)	4,174	4,225,041
1.95%, 01/13/23(a)(b)	9,527	9,842,659
2.40%, 06/17/22(a)(b)	10,199	10,529,560
2.65%, 04/08/22(a)(b)	4,692	4,840,670
3.00%, 01/10/23(b)	3,110	3,279,945
3.38%, 01/11/22(b)	3,555	3,676,115
3.60%, 01/11/24(a)(b)	5,125	5,582,958
3.88%, 04/11/22(b)	3,689	3,865,712
Metropolitan Life Insurance Co., 7.80%, 11/01/25(b)	775	1,005,182
Mitsui Sumitomo Insurance Co. Ltd., 7.00%, 03/15/72 (Call 03/15/22)(b)(c)	115	122,906
New York Life Global Funding 0.40%, 10/21/23(a)(b)	5,430	5,432,526
0.95%, 06/24/25(a)(b)	6,700	6,785,278
1.10%, 05/05/23(b)	3,226	3,281,547
2.00%, 01/22/25(b)	5,999	6,304,161
2.25%, 07/12/22(b)	9,135	9,423,855
2.30%, 06/10/22(b)	3,131	3,227,402
2.88%, 04/10/24(a)(b)	6,466	6,947,618
2.90%, 01/17/24(b)	3,891	4,162,817
Nippon Life Insurance Co. 5.00%, 10/18/42 (Call 10/18/22)(a)(b)(c)	2,796	2,963,760
5.10%, 10/16/44 (Call 10/16/24)(b)(c)	27,835	31,105,612
Old Republic International Corp., 4.88%, 10/01/24 (Call 09/01/24)(a)	957	1,097,324
Pacific Life Global Funding II 0.50%, 09/23/23(a)(b)	476	476,013
1.20%, 06/24/25(a)(b)	3,390	3,441,871
Pricoa Global Funding I 0.80%, 09/01/25(b)	2,065	2,059,165
2.40%, 09/23/24(b)	3,222	3,412,745
2.45%, 09/21/22(a)(b)	175	181,571
3.45%, 09/01/23(a)(b)	5,914	6,385,796
Primerica Inc., 4.75%, 07/15/22(a)	1,151	1,225,672
Principal Financial Group Inc. 3.13%, 05/15/23	346	369,243
3.30%, 09/15/22	1,641	1,725,203
3.40%, 05/15/25 (Call 02/15/25)(a)	3,697	4,108,672
Principal Life Global Funding II 1.25%, 05/11/23(b)	134	136,582
1.25%, 06/23/25(b)	6,882	7,037,041
2.25%, 11/21/24(b)	8,061	8,552,210
ProAssurance Corp., 5.30%, 11/15/23	5,857	6,296,849
Protective Life Global Funding 0.63%, 10/13/23(b)	5,150	5,182,683
1.08%, 06/09/23(a)(b)	2,024	2,056,980
1.17%, 07/15/25(b)	6,422	6,503,396
2.62%, 08/22/22(b)	3,498	3,630,577
2.92%, 04/15/22(a)(b)	5,340	5,531,134
3.10%, 04/15/24(a)(b)	4,674	5,039,761
Prudential Financial Inc. 3.50%, 05/15/24	11,494	12,658,479
5.20%, 03/15/44 (Call 03/15/24)(c)	2,953	3,153,100

Security	Par (000)	Value

Insurance (continued)
5.38%, 05/15/45 (Call 05/15/25)(a)(c)	$10,356	$11,314,523
5.63%, 06/15/43 (Call 06/15/23)(a)(c)	6,340	6,823,423
5.88%, 09/15/42 (Call 09/15/22)(c)	12,333	13,201,229
Prudential Insurance Co. of America (The), 8.30%, 07/01/25(b)	850	1,104,255
QBE Insurance Group Ltd., 5.88%, (Call 05/12/25)(a)(b)(c)(d)	6,500	7,117,500
Reinsurance Group of America Inc., 4.70%, 09/15/23(a)	435	482,644
Reliance Standard Life Global Funding II 2.15%, 01/21/23(a)(b)	465	477,476
2.50%, 10/30/24(b)	1,003	1,040,668
2.63%, 07/22/22(b)	362	371,927
2.75%, 05/07/25(a)(b)	873	920,965
3.85%, 09/19/23(b)	11,837	12,712,864
RenaissanceRe Finance Inc., 3.70%, 04/01/25 (Call 01/01/25)(a)	651	711,290
Sompo Japan Insurance Inc., 5.33%, 03/28/73 (Call 03/28/23)(a)(b)(c)	210	226,737
Sumitomo Life Insurance Co., 6.50%, 09/20/73 (Call 09/20/23)(a)(b)(c)	3,055	3,436,875
Symetra Financial Corp., 4.25%, 07/15/24(a)	310	340,521
Teachers Insurance & Annuity Association of America, 4.38%, 09/15/54 (Call 09/15/24)(a)(b)(c)	1,900	2,022,854
Unum Group 4.00%, 03/15/24	2,799	3,036,023
4.50%, 03/15/25 (Call 02/15/25)(a)	965	1,074,797
Voya Financial Inc. 3.13%, 07/15/24 (Call 05/15/24)(a)	9,336	10,071,676
5.65%, 05/15/53 (Call 05/15/23)(a)(c)	1,071	1,129,905
Willis North America Inc., 3.60%, 05/15/24 (Call 03/15/24)	7,813	8,535,123
WR Berkley Corp., 4.63%, 03/15/22	135	142,010
XLIT Ltd., 4.45%, 03/31/25(a)	2,833	3,225,989

		684,902,389

Internet — 1.1%
Alibaba Group Holding Ltd. 2.80%, 06/06/23 (Call 05/06/23)(a)	4,975	5,236,319
3.13%, 11/28/21 (Call 09/28/21)	1,430	1,461,584
3.60%, 11/28/24 (Call 08/28/24)	17,111	18,874,445
Alphabet Inc. 0.45%, 08/15/25 (Call 07/15/25)(a)	5,639	5,632,344
3.38%, 02/25/24(a)	5,986	6,554,721
Amazon.com Inc. 0.40%, 06/03/23	2,582	2,591,512
0.80%, 06/03/25 (Call 05/03/25)	2,088	2,116,976
2.40%, 02/22/23 (Call 01/22/23)	15,195	15,868,501
2.50%, 11/29/22 (Call 08/29/22)	3,811	3,961,039
2.80%, 08/22/24 (Call 06/22/24)	19,580	21,196,906
3.30%, 12/05/21 (Call 10/05/21)(a)	1,941	1,990,510
3.80%, 12/05/24 (Call 09/05/24)(a)	7,643	8,561,547
Baidu Inc. 2.88%, 07/06/22(a)	810	834,575
3.08%, 04/07/25 (Call 03/07/25)	5,303	5,654,907
3.50%, 11/28/22(a)	1,615	1,695,878
3.88%, 09/29/23 (Call 08/29/23)(a)	12,395	13,333,267
4.13%, 06/30/25	2,045	2,283,635
4.38%, 05/14/24 (Call 04/14/24)(a)	818	899,292
Booking Holdings Inc. 2.75%, 03/15/23 (Call 02/15/23)	6,239	6,552,283
3.65%, 03/15/25 (Call 12/15/24)	4,561	5,047,143

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Formerly iShares® Short-Term Corporate Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
4.10%, 04/13/25 (Call 03/13/25)	$10,170	$11,469,445
E*TRADE Financial Corp., 2.95%, 08/24/22 (Call 07/24/22)(a)	6,829	7,119,192
eBay Inc. 1.90%, 03/11/25 (Call 02/11/25)	8,228	8,592,336
2.60%, 07/15/22 (Call 04/15/22)	6,188	6,369,503
2.75%, 01/30/23 (Call 12/30/22)(a)	20,241	21,152,469
3.45%, 08/01/24 (Call 05/01/24)(a)	2,429	2,649,498
3.80%, 03/09/22 (Call 02/09/22)	6,911	7,176,169
Expedia Group Inc. 4.50%, 08/15/24 (Call 05/15/24)	2,760	2,978,533
6.25%, 05/01/25 (Call 02/01/25)(b)	6,000	6,854,598
Meituan, 2.13%, 10/28/25 (Call 09/28/25)(b)	5,000	5,077,465
Prosus NV, 5.50%, 07/21/25 (Call 04/21/25)(b)	10,200	11,730,000
TD Ameritrade Holding Corp. 2.95%, 04/01/22 (Call 02/01/22)	4,792	4,940,374
3.63%, 04/01/25 (Call 01/01/25)(a)	107	119,298
3.75%, 04/01/24 (Call 03/01/24)	2,617	2,872,645
Tencent Holdings Ltd. 2.99%, 01/19/23 (Call 12/19/22)(a)(b)	10,564	10,995,803
3.28%, 04/11/24 (Call 03/11/24)(b)	2,070	2,203,316
3.80%, 02/11/25(b)	200	219,654
Tencent Music Entertainment Group, 1.38%, 09/03/25 (Call 08/03/25)(a)	200	200,402
Weibo Corp., 3.50%, 07/05/24 (Call 06/05/24)	1,055	1,099,036

		244,167,120

Iron & Steel — 0.4%
GTL Trade Finance Inc./Gerdau Holdings Inc., 5.89%, 04/29/24 (Call 01/29/24)(a)(b)	4,732	5,329,415
Nucor Corp. 2.00%, 06/01/25 (Call 05/01/25)	11,471	12,051,136
4.00%, 08/01/23 (Call 05/01/23)	5,874	6,346,884
4.13%, 09/15/22 (Call 06/15/22)	8,971	9,469,125
POSCO 2.38%, 11/12/22(a)(b)	1,948	2,001,719
2.38%, 01/17/23(b)	1,741	1,786,573
2.50%, 01/17/25(b)	5,120	5,352,486
2.75%, 07/15/24(b)	361	378,672
4.00%, 08/01/23(b)	6,688	7,190,285
Reliance Steel & Aluminum Co. 1.30%, 08/15/25 (Call 07/15/25)(a)	2,491	2,519,877
4.50%, 04/15/23 (Call 01/15/23)	4,186	4,508,406
Severstal OAO Via Steel Capital SA, 3.15%, 09/16/24(b)	5,000	5,218,270
Steel Dynamics Inc. 2.40%, 06/15/25 (Call 05/15/25)	10,432	11,031,751
2.80%, 12/15/24 (Call 11/15/24)	3,667	3,925,061

		77,109,660

Leisure Time — 0.0%
Harley-Davidson Inc., 3.50%, 07/28/25 (Call 04/28/25)(a)	1,645	1,785,253

Lodging — 0.3%
Hyatt Hotels Corp. 3.38%, 07/15/23 (Call 04/15/23)	7,837	8,180,609
5.38%, 04/23/25 (Call 03/23/25)	1,084	1,212,214
Las Vegas Sands Corp. 2.90%, 06/25/25 (Call 05/25/25)(a)	1,738	1,785,186
3.20%, 08/08/24 (Call 07/08/24)(a)	15,840	16,552,180
Marriott International Inc./MD 3.13%, 02/15/23 (Call 11/15/22)(a)	2,050	2,114,472
3.60%, 04/15/24 (Call 03/15/24)	6,754	7,141,894

Security	Par (000)	Value

Lodging (continued)
3.75%, 03/15/25 (Call 12/15/24)(a)	$1,750	$1,860,529
3.75%, 10/01/25 (Call 07/01/25)	350	374,780
Series EE, 5.75%, 05/01/25 (Call 04/01/25)	12,488	14,460,999
Series Z, 4.15%, 12/01/23 (Call 11/01/23)	1,734	1,864,730
Sands China Ltd. 4.60%, 08/08/23 (Call 07/08/23)	10,127	10,826,472
5.13%, 08/08/25 (Call 06/08/25)	7,322	8,047,830

		74,421,895

Machinery — 1.4%
ABB Finance USA Inc. 2.88%, 05/08/22	10,411	10,778,493
3.38%, 04/03/23 (Call 12/14/20)(a)	1,039	1,110,684
Caterpillar Financial Services Corp. 0.45%, 09/14/23(a)	1,033	1,035,773
0.65%, 07/07/23(a)	2,899	2,919,169
0.80%, 11/13/25	5,000	5,026,519
0.95%, 05/13/22	3,461	3,491,507
1.45%, 05/15/25(a)	3,828	3,968,661
1.90%, 09/06/22(a)	10,064	10,348,177
1.95%, 11/18/22	3,682	3,796,108
2.15%, 11/08/24(a)	8,702	9,227,747
2.40%, 06/06/22(a)	6,846	7,064,082
2.55%, 11/29/22	1,205	1,256,920
2.63%, 03/01/23(a)	1,466	1,539,795
2.85%, 06/01/22	4,623	4,799,688
2.85%, 05/17/24	6,988	7,533,659
2.95%, 02/26/22	13,404	13,843,230
3.25%, 12/01/24(a)	5,297	5,848,242
3.30%, 06/09/24	4,254	4,661,038
3.45%, 05/15/23(a)	7,765	8,339,274
3.65%, 12/07/23	7,026	7,708,374
3.75%, 11/24/23	3,544	3,888,733
Caterpillar Inc. 2.60%, 06/26/22 (Call 03/26/22)(a)	2,625	2,703,272
3.40%, 05/15/24 (Call 02/15/24)(a)	9,667	10,563,148
CNH Industrial Capital LLC 1.95%, 07/02/23	843	862,225
4.20%, 01/15/24	5,263	5,735,099
4.38%, 04/05/22	2,251	2,359,019
CNH Industrial NV, 4.50%, 08/15/23	6,802	7,403,072
Deere & Co. 2.60%, 06/08/22 (Call 03/08/22)	6,449	6,633,735
2.75%, 04/15/25 (Call 03/15/25)	7,587	8,256,176
Dover Corp., 3.15%, 11/15/25 (Call 08/15/25)	2,055	2,260,265
Flowserve Corp. 3.50%, 09/15/22 (Call 06/15/22)(a)	1,990	2,074,331
4.00%, 11/15/23 (Call 08/15/23)(a)	193	202,051
John Deere Capital Corp. 0.40%, 10/10/23	1,279	1,282,038
0.55%, 07/05/22(a)	1,062	1,067,360
0.70%, 07/05/23(a)	731	737,402
1.20%, 04/06/23	1,363	1,392,182
1.95%, 06/13/22	9,644	9,896,625
2.05%, 01/09/25	6,249	6,628,600
2.15%, 09/08/22	4,684	4,839,999
2.60%, 03/07/24(a)	4,593	4,907,514
2.65%, 01/06/22(a)	1,357	1,391,959
2.65%, 06/24/24	3,808	4,086,147
2.70%, 01/06/23	2,942	3,083,095
2.75%, 03/15/22	1,447	1,492,403

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Formerly iShares® Short-Term Corporate Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
2.80%, 01/27/23(a)	$2,717	$2,859,769
2.80%, 03/06/23(a)	11,039	11,667,140
2.95%, 04/01/22	15,583	16,143,623
3.20%, 01/10/22	3,430	3,540,002
3.35%, 06/12/24	3,471	3,809,514
3.40%, 09/11/25	850	957,129
3.45%, 06/07/23	6,419	6,909,826
3.45%, 01/10/24(a)	3,012	3,286,533
3.45%, 03/13/25(a)	2,691	3,008,065
3.65%, 10/12/23(a)	8,515	9,325,343
Nvent Finance Sarl, 3.95%, 04/15/23 (Call 03/15/23)(a)	3,102	3,258,259
Otis Worldwide Corp., 2.06%, 04/05/25 (Call 03/05/25)	3,683	3,874,045
Rockwell Automation Inc., 2.88%, 03/01/25 (Call 12/01/24)	888	961,011
Westinghouse Air Brake Technologies Corp. 3.20%, 06/15/25 (Call 05/15/25)(a)	6,690	7,169,626
4.38%, 08/15/23 (Call 05/15/23)(a)	632	667,116
4.40%, 03/15/24 (Call 02/15/24)	8,230	8,987,494

		294,468,085

Manufacturing — 0.8%
3M Co. 1.75%, 02/14/23 (Call 01/14/23)	7,448	7,680,412
2.00%, 06/26/22	3,033	3,115,217
2.00%, 02/14/25 (Call 01/14/25)(a)	5,476	5,795,062
2.25%, 03/15/23 (Call 02/15/23)(a)	7,203	7,512,062
2.65%, 04/15/25 (Call 03/15/25)(a)	3,498	3,790,794
2.75%, 03/01/22 (Call 02/01/22)(a)	2,935	3,021,109
3.00%, 08/07/25(a)	2,353	2,629,031
3.25%, 02/14/24 (Call 01/14/24)(a)	9,090	9,900,661
Carlisle Companies Inc. 3.50%, 12/01/24 (Call 10/01/24)(a)	835	916,794
3.75%, 11/15/22 (Call 08/15/22)	298	313,706
Eaton Corp., 2.75%, 11/02/22	20,400	21,323,211
General Electric Co. 2.70%, 10/09/22	12,859	13,358,425
3.10%, 01/09/23(a)	7,354	7,737,547
3.15%, 09/07/22	7,510	7,849,714
3.38%, 03/11/24(a)	3,865	4,194,443
3.45%, 05/15/24 (Call 02/13/24)	8,784	9,519,894
Illinois Tool Works Inc., 3.50%, 03/01/24 (Call 12/01/23)	5,796	6,306,206
Parker-Hannifin Corp. 2.70%, 06/14/24 (Call 05/14/24)(a)	8,649	9,277,735
3.30%, 11/21/24 (Call 08/21/24)(a)	3,699	4,051,498
3.50%, 09/15/22(a)	748	787,731
Siemens Financieringsmaatschappij NV 2.00%, 09/15/23(a)(b)	8,337	8,676,025
2.70%, 03/16/22(a)(b)	14,949	15,393,011
2.90%, 05/27/22(a)(b)	2,120	2,198,887
3.13%, 03/16/24(a)(b)	6,041	6,512,366
3.25%, 05/27/25(b)	3,735	4,142,296
Textron Inc. 3.88%, 03/01/25 (Call 12/01/24)	965	1,058,294
4.30%, 03/01/24 (Call 12/01/23)	795	867,772
Trane Technologies Global Holding Co. Ltd., 4.25%, 06/15/23	6,271	6,853,606
Trane Technologies Luxembourg Finance SA, 3.55%, 11/01/24 (Call 08/01/24)	7,819	8,638,182

		183,421,691

Security	Par (000)	Value

Media — 2.0%
Charter Communications Operating LLC/Charter Communications Operating Capital 4.46%, 07/23/22 (Call 05/23/22)	$27,788	$29,379,423
4.50%, 02/01/24 (Call 01/01/24)	16,969	18,849,123
4.91%, 07/23/25 (Call 04/23/25)	28,625	33,144,123
Comcast Cable Communications Holdings Inc., 9.46%, 11/15/22	2,151	2,532,166
Comcast Corp. 3.00%, 02/01/24 (Call 01/01/24)	21,643	23,294,655
3.10%, 04/01/25 (Call 03/01/25)	12,036	13,239,714
3.38%, 02/15/25 (Call 11/15/24)	5,118	5,645,692
3.38%, 08/15/25 (Call 05/15/25)	7,300	8,129,846
3.60%, 03/01/24(a)	12,202	13,411,397
3.70%, 04/15/24 (Call 03/15/24)(a)	18,926	20,846,588
3.95%, 10/15/25 (Call 08/15/25)	21,264	24,380,532
Cox Communications Inc. 2.95%, 06/30/23 (Call 03/30/23)(b)	13,406	14,117,341
3.15%, 08/15/24 (Call 06/15/24)(b)	12,378	13,371,825
3.25%, 12/15/22(a)(b)	11,333	11,935,470
3.85%, 02/01/25 (Call 11/01/24)(a)(b)	1,503	1,666,592
Discovery Communications LLC 2.95%, 03/20/23 (Call 02/20/23)	10,045	10,590,785
3.45%, 03/15/25 (Call 12/15/24)	455	498,848
3.80%, 03/13/24 (Call 01/13/24)(a)	1,261	1,372,405
3.90%, 11/15/24 (Call 08/15/24)(a)	3,647	4,049,108
3.95%, 06/15/25 (Call 03/15/25)(a)	3,451	3,874,901
Fox Corp. 3.05%, 04/07/25 (Call 03/07/25)(a)	7,366	8,056,449
3.67%, 01/25/22	1,053	1,092,339
4.03%, 01/25/24 (Call 12/25/23)	12,810	14,141,234
Grupo Televisa SAB, 6.63%, 03/18/25	5,000	6,042,700
Sky Ltd. 3.13%, 11/26/22(b)	4,136	4,354,618
3.75%, 09/16/24(b)	12,962	14,432,939
Thomson Reuters Corp., 4.30%, 11/23/23 (Call 08/23/23)	3,226	3,545,834
Time Warner Entertainment Co. LP, 8.38%, 03/15/23	9,529	11,231,230
TWDC Enterprises 18 Corp. 2.35%, 12/01/22	5,253	5,453,517
2.45%, 03/04/22	7,318	7,503,256
2.55%, 02/15/22	2,005	2,057,217
3.15%, 09/17/25	4,307	4,785,297
ViacomCBS Inc. 3.38%, 03/01/22 (Call 12/01/21)	1,920	1,971,581
3.50%, 01/15/25 (Call 10/15/24)	3,468	3,792,516
3.70%, 08/15/24 (Call 05/15/24)	4,263	4,667,437
3.88%, 04/01/24 (Call 01/01/24)	3,267	3,565,018
4.25%, 09/01/23 (Call 06/01/23)	55	59,955
4.75%, 05/15/25 (Call 04/15/25)	12,996	15,057,633
Walt Disney Co. (The) 1.65%, 09/01/22(a)	6,725	6,875,240
1.75%, 08/30/24 (Call 07/30/24)	18,369	19,033,186
3.00%, 09/15/22	16,540	17,310,622
3.35%, 03/24/25	9,787	10,820,129
3.70%, 09/15/24 (Call 06/15/24)	5,313	5,883,961
3.70%, 10/15/25 (Call 07/15/25)	2,329	2,631,022
4.00%, 10/01/23	2,777	3,032,112

		431,727,576

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Formerly iShares® Short-Term Corporate Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Metal Fabricate & Hardware — 0.1%
Precision Castparts Corp. 2.50%, 01/15/23 (Call 10/15/22)(a)	$8,540	$8,872,495
3.25%, 06/15/25 (Call 03/15/25)	6,722	7,447,378
Timken Co. (The), 3.88%, 09/01/24 (Call 06/01/24)(a)	187	199,639

		16,519,512

Mining — 0.7%
Anglo American Capital PLC 3.63%, 09/11/24(a)(b)	7,020	7,633,015
4.88%, 05/14/25(b)	1,464	1,688,777
5.38%, 04/01/25 (Call 03/01/25)(b)	9,502	11,082,391
BHP Billiton Finance USA Ltd. 2.88%, 02/24/22	1,936	1,996,448
3.85%, 09/30/23	3,617	3,954,005
Corp. Nacional del Cobre de Chile 3.00%, 07/17/22(b)	60	61,611
4.50%, 08/13/23(b)	396	430,922
4.50%, 09/16/25(b)	10,234	11,653,083
Fresnillo PLC, 5.50%, 11/13/23(b)	5,000	5,575,050
Glencore Finance Canada Ltd., 4.25%, 10/25/22(a)(b)	6,113	6,487,544
Glencore Funding LLC 1.63%, 09/01/25 (Call 08/01/25)(b)	10,305	10,444,851
3.00%, 10/27/22 (Call 09/27/22)(b)	2,926	3,035,397
4.00%, 04/16/25(a)(b)	310	341,766
4.13%, 05/30/23(a)(b)	13,533	14,558,125
4.13%, 03/12/24 (Call 02/12/24)(a)(b)	10,408	11,340,505
4.63%, 04/29/24(a)(b)	11,159	12,431,467
Indonesia Asahan Aluminium Persero PT 4.75%, 05/15/25 (Call 04/15/25)(b)	12,294	13,554,135
5.71%, 11/15/23(b)	427	471,869
Kinross Gold Corp., 5.95%, 03/15/24 (Call 12/15/23)	5,760	6,576,835
MMC Norilsk Nickel OJSC Via MMC Finance DAC 3.38%, 10/28/24 (Call 07/28/24)(b)	5,000	5,224,840
6.63%, 10/14/22(b)	9,463	10,332,460
Newmont Corp. 3.50%, 03/15/22 (Call 12/15/21)	991	1,020,857
3.70%, 03/15/23 (Call 12/15/22)	945	997,830
Rio Tinto Finance USA Ltd., 3.75%, 06/15/25 (Call 03/15/25)	13,672	15,393,433
Southern Copper Corp. 3.50%, 11/08/22	1,016	1,069,301
3.88%, 04/23/25	50	55,407

		157,411,924

Oil & Gas — 5.5%
Aker BP ASA 3.00%, 01/15/25 (Call 12/15/24)(a)(b)	7,518	7,645,550
4.75%, 06/15/24 (Call 06/15/21)(a)(b)	4,077	4,213,233
BP Capital Markets America Inc. 2.52%, 09/19/22 (Call 08/19/22)	8,200	8,498,585
2.75%, 05/10/23	12,949	13,676,470
2.94%, 04/06/23(a)	6,842	7,238,657
3.19%, 04/06/25 (Call 03/06/25)(a)	13,180	14,471,803
3.22%, 11/28/23 (Call 09/28/23)	6,864	7,370,490
3.22%, 04/14/24 (Call 02/14/24)	8,305	8,961,908
3.25%, 05/06/22	13,764	14,330,126
3.79%, 02/06/24 (Call 01/06/24)	12,251	13,369,501
3.80%, 09/21/25 (Call 07/21/25)	5,318	6,018,778
BP Capital Markets PLC 2.50%, 11/06/22	8,443	8,782,772
2.75%, 05/10/23	1,225	1,286,177

Security	Par (000)	Value

Oil & Gas (continued)
3.06%, 03/17/22	$7,302	$7,562,234
3.25%, 05/06/22(a)	1,199	1,247,273
3.51%, 03/17/25(a)	8,560	9,532,815
3.54%, 11/04/24	7,556	8,350,974
3.81%, 02/10/24	10,926	11,977,532
3.99%, 09/26/23(a)	5,013	5,500,383
4.38%, (Call 06/22/25)(a)(c)(d)	20,579	21,967,877
Canadian Natural Resources Ltd. 2.05%, 07/15/25 (Call 06/15/25)(a)	10,833	11,156,248
2.95%, 01/15/23 (Call 12/15/22)	23,299	24,299,434
3.80%, 04/15/24 (Call 01/15/24)	4,572	4,961,275
3.90%, 02/01/25 (Call 11/01/24)	2,798	3,056,864
Chevron Corp. 1.14%, 05/11/23(a)	5,756	5,871,732
1.55%, 05/11/25 (Call 04/11/25)	7,517	7,806,067
2.36%, 12/05/22 (Call 09/05/22)	13,007	13,489,199
2.41%, 03/03/22 (Call 01/03/22)	3,045	3,116,484
2.50%, 03/03/22 (Call 02/03/22)	5,068	5,197,044
2.57%, 05/16/23 (Call 03/16/23)	9,719	10,222,706
2.90%, 03/03/24 (Call 01/03/24)	10,204	10,919,750
3.19%, 06/24/23 (Call 03/24/23)	7,899	8,422,257
3.33%, 11/17/25 (Call 08/17/25)	3,268	3,673,703
Chevron USA Inc. 0.33%, 08/12/22(a)	886	886,585
0.43%, 08/11/23	5,726	5,742,497
0.69%, 08/12/25 (Call 07/12/25)(a)	6,752	6,769,861
Cimarex Energy Co., 4.38%, 06/01/24 (Call 03/01/24)	5,247	5,663,954
CNOOC Curtis Funding No. 1 Pty Ltd., 4.50%, 10/03/23(b)	4,772	5,216,261
CNOOC Finance 2012 Ltd., 3.88%, 05/02/22(a)(b)	9,749	10,126,306
CNOOC Finance 2013 Ltd., 3.00%, 05/09/23	14,434	15,107,000
CNOOC Finance 2014 ULC, 4.25%, 04/30/24	19,716	21,516,465
CNOOC Finance 2015 USA LLC 3.50%, 05/05/25	16,775	18,135,236
3.75%, 05/02/23	4,515	4,799,336
CNPC General Capital Ltd., 3.40%, 04/16/23(b)	7,495	7,889,565
ConocoPhillips Co. 2.40%, 12/15/22 (Call 09/15/22)(a)	4,577	4,730,143
3.35%, 11/15/24 (Call 08/15/24)(a)	1,184	1,294,880
Diamondback Energy Inc. 2.88%, 12/01/24 (Call 11/01/24)	8,013	8,350,574
4.75%, 05/31/25 (Call 04/30/25)	1,398	1,559,122
5.38%, 05/31/25 (Call 12/28/20)	1,710	1,780,254
Dolphin Energy Ltd. LLC, 5.50%, 12/15/21(b)	4,938	5,179,271
Ecopetrol SA 4.13%, 01/16/25	10,729	11,619,507
5.88%, 09/18/23	13,134	14,673,962
Empresa Nacional del Petroleo, 4.38%, 10/30/24(b)	160	174,220
Eni SpA, Series X-R, 4.00%, 09/12/23(b)	10,669	11,609,755
EOG Resources Inc. 2.63%, 03/15/23 (Call 12/15/22)	14,393	15,042,487
3.15%, 04/01/25 (Call 01/01/25)	1,296	1,422,459
Equinor ASA 2.45%, 01/17/23	12,842	13,409,168
2.65%, 01/15/24	16,058	17,080,195
2.88%, 04/06/25 (Call 03/06/25)	13,491	14,662,541
3.15%, 01/23/22	9,235	9,534,214
3.25%, 11/10/24(a)	12,746	14,031,663
3.70%, 03/01/24(a)	12,867	14,145,640
7.75%, 06/15/23	120	140,853

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Formerly iShares® Short-Term Corporate Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Exxon Mobil Corp. 1.57%, 04/15/23	$6,327	$6,506,861
1.90%, 08/16/22	10,488	10,792,835
2.02%, 08/16/24 (Call 07/16/24)	8,668	9,101,628
2.40%, 03/06/22 (Call 01/06/22)	12,428	12,725,525
2.71%, 03/06/25 (Call 12/06/24)	10,162	10,961,596
2.73%, 03/01/23 (Call 01/01/23)	12,201	12,796,218
2.99%, 03/19/25 (Call 02/19/25)	26,693	29,127,636
3.18%, 03/15/24 (Call 12/15/23)	6,519	7,043,154
Gazprom PJSC Via Gaz Capital SA 4.95%, 07/19/22(b)	8,475	8,936,616
6.51%, 03/07/22(b)	7,280	7,730,486
GS Caltex Corp. 3.00%, 06/04/24(b)	821	866,516
3.88%, 06/27/23(b)	1,680	1,800,002
Harvest Operations Corp. 3.00%, 09/21/22(a)(b)	6,225	6,486,848
4.20%, 06/01/23 (Call 05/01/23)(a)(b)	8,218	8,910,256
Helmerich & Payne Inc., 4.65%, 03/15/25 (Call 12/15/24)	562	619,961
Hess Corp., 3.50%, 07/15/24 (Call 04/15/24)(a)	2,259	2,349,459
HollyFrontier Corp., 2.63%, 10/01/23(a)	5,807	5,854,288
Husky Energy Inc. 3.95%, 04/15/22 (Call 01/15/22)	3,847	3,953,264
4.00%, 04/15/24 (Call 01/15/24)	2,910	3,095,168
KazMunayGas National Co. JSC, 4.75%, 04/24/25(b)	87	98,310
Marathon Oil Corp. 2.80%, 11/01/22 (Call 08/01/22)	4,132	4,259,756
3.85%, 06/01/25 (Call 03/01/25)	4,446	4,678,658
Marathon Petroleum Corp. 3.63%, 09/15/24 (Call 06/15/24)	4,746	5,103,134
4.50%, 05/01/23 (Call 04/01/23)	12,154	13,135,753
4.70%, 05/01/25 (Call 04/01/25)(a)	15,711	17,828,622
4.75%, 12/15/23 (Call 10/15/23)	10,368	11,444,518
Noble Energy Inc., 3.90%, 11/15/24 (Call 08/15/24)	4,464	4,975,597
Pertamina Persero PT 4.30%, 05/20/23(b)	9,595	10,285,840
4.88%, 05/03/22(b)	8,950	9,429,830
Petronas Capital Ltd. 3.13%, 03/18/22(b)	4,463	4,604,334
3.50%, 03/18/25(b)	10,244	11,333,449
Phillips 66 3.70%, 04/06/23(a)	2,398	2,565,957
3.85%, 04/09/25 (Call 03/09/25)(a)	15,772	17,647,138
4.30%, 04/01/22	22,324	23,449,507
Reliance Industries Ltd., 4.13%, 01/28/25(b)	6,085	6,754,639
Saudi Arabian Oil Co. 2.75%, 04/16/22(b)	7,325	7,540,340
2.88%, 04/16/24(b)	16,025	16,931,658
Shell International Finance BV 0.38%, 09/15/23(a)	2,434	2,439,238
2.00%, 11/07/24 (Call 10/07/24)	11,919	12,550,970
2.25%, 01/06/23	9,809	10,190,501
2.38%, 08/21/22	4,679	4,850,860
2.38%, 04/06/25 (Call 03/06/25)	18,827	20,142,730
3.25%, 05/11/25	11,761	13,027,950
3.40%, 08/12/23	5,821	6,297,918
3.50%, 11/13/23 (Call 10/13/23)(a)	9,493	10,351,970
Sinopec Capital 2013 Ltd., 3.13%, 04/24/23(b)	4,310	4,505,883
Sinopec Group Overseas Development 2012 Ltd., 3.90%, 05/17/22(b)	10,220	10,640,013

Security	Par (000)	Value

Oil & Gas (continued)
Sinopec Group Overseas Development 2013 Ltd., 4.38%, 10/17/23(a)(b)	$6,318	$6,895,081
Sinopec Group Overseas Development 2014 Ltd., 4.38%, 04/10/24(b)	7,865	8,610,891
Sinopec Group Overseas Development 2015 Ltd., 3.25%, 04/28/25(a)(b)	11,859	12,744,270
Sinopec Group Overseas Development 2017 Ltd. 2.50%, 09/13/22(b)	9,845	10,092,086
3.00%, 04/12/22(b)	6,190	6,350,693
Sinopec Group Overseas Development 2018 Ltd. 2.15%, 05/13/25 (Call 04/13/25)(b)	17,764	18,261,673
2.50%, 08/08/24 (Call 07/08/24)(a)(b)	6,480	6,721,056
2.50%, 11/12/24 (Call 10/12/24)(a)(b)	6,575	6,849,628
3.75%, 09/12/23(b)	2,138	2,290,532
4.13%, 09/12/25(a)(b)	3,131	3,521,780
Suncor Energy Inc. 2.80%, 05/15/23	6,923	7,278,745
3.10%, 05/15/25 (Call 04/15/25)(a)	8,430	9,174,888
3.60%, 12/01/24 (Call 09/01/24)	5,844	6,437,801
Tengizchevroil Finance Co. International Ltd., 2.63%, 08/15/25 (Call 05/15/25)(b)	5,125	5,300,531
Total Capital Canada Ltd., 2.75%, 07/15/23	10,576	11,240,396
Total Capital International SA 2.43%, 01/10/25 (Call 10/10/24)	13,576	14,453,965
2.70%, 01/25/23	5,105	5,364,604
2.88%, 02/17/22	10,702	11,024,971
3.70%, 01/15/24	7,598	8,333,424
3.75%, 04/10/24	4,519	4,999,335
Total Capital SA, 4.25%, 12/15/21	701	730,410
Valero Energy Corp. 1.20%, 03/15/24	3,016	3,020,511
2.70%, 04/15/23	7,983	8,298,938
2.85%, 04/15/25 (Call 03/15/25)(a)	17,948	18,859,879
3.65%, 03/15/25	1,336	1,450,881
Woodside Finance Ltd., 3.65%, 03/05/25 (Call 12/05/24)(b)	14,060	14,961,387

		1,186,481,621

Oil & Gas Services — 0.4%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc., 2.77%, 12/15/22 (Call 11/15/22)	12,995	13,567,276
COSL Finance BVI Ltd., 3.25%, 09/06/22(a)(b)	8,215	8,449,299
Halliburton Co. 3.50%, 08/01/23 (Call 05/01/23)	6,849	7,274,981
3.80%, 11/15/25 (Call 08/15/25)	5,320	5,883,933
Schlumberger Finance Canada Ltd. 1.40%, 09/17/25 (Call 08/17/25)	581	593,302
2.65%, 11/20/22 (Call 10/20/22)(b)	11,611	12,046,973
Schlumberger Holdings Corp. 3.63%, 12/21/22 (Call 10/21/22)(b)	224	233,966
3.75%, 05/01/24 (Call 04/01/24)(b)	11,413	12,383,424
Schlumberger Investment SA 2.40%, 08/01/22 (Call 05/01/22)(a)(b)	4,375	4,477,454
3.65%, 12/01/23 (Call 09/01/23)(a)	10,622	11,439,574
TechnipFMC PLC, 3.45%, 10/01/22 (Call 07/01/22)(a)	230	237,556

		76,587,738

Packaging & Containers — 0.1%
Packaging Corp. of America 3.65%, 09/15/24 (Call 06/15/24)	1,797	1,968,575
4.50%, 11/01/23 (Call 08/01/23)(a)	2,247	2,479,102

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Formerly iShares® Short-Term Corporate Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Packaging & Containers (continued)
WestRock RKT LLC 4.00%, 03/01/23 (Call 12/01/22)(a)	$97	$102,966
4.90%, 03/01/22(a)	1,020	1,075,505
WRKCo Inc. 3.00%, 09/15/24 (Call 07/15/24)	5,951	6,396,591
3.75%, 03/15/25 (Call 01/15/25)(a)	958	1,068,178

		13,090,917

Pharmaceuticals — 4.9%
AbbVie Inc. 2.15%, 11/19/21	15,098	15,350,834
2.30%, 11/21/22	21,858	22,627,200
2.60%, 11/21/24 (Call 10/21/24)	28,043	30,017,508
2.85%, 05/14/23 (Call 03/14/23)	7,143	7,503,237
2.90%, 11/06/22	19,310	20,187,227
3.20%, 11/06/22 (Call 09/06/22)	11,255	11,792,379
3.25%, 10/01/22 (Call 07/01/22)	13,489	14,073,325
3.45%, 03/15/22 (Call 01/15/22)	31,060	32,086,303
3.60%, 05/14/25 (Call 02/14/25)	17,182	19,116,743
3.75%, 11/14/23 (Call 10/14/23)	10,780	11,781,142
3.80%, 03/15/25 (Call 12/15/24)	23,872	26,668,312
3.85%, 06/15/24 (Call 03/15/24)	8,900	9,798,270
5.00%, 12/15/21 (Call 09/16/21)	50	51,679
AmerisourceBergen Corp. 3.25%, 03/01/25 (Call 12/01/24)(a)	977	1,072,593
3.40%, 05/15/24 (Call 02/15/24)(a)	9,132	9,899,725
AstraZeneca PLC 2.38%, 06/12/22 (Call 05/12/22)	7,937	8,165,098
3.38%, 11/16/25(a)	10,262	11,558,810
3.50%, 08/17/23 (Call 07/17/23)	9,064	9,778,134
Bayer U.S. Finance II LLC 3.38%, 07/15/24 (Call 04/15/24)(a)(b)	7,095	7,680,911
3.88%, 12/15/23 (Call 11/15/23)(b)	33,590	36,699,139
5.50%, 08/15/25(a)(b)	726	855,034
Bayer U.S. Finance LLC, 3.38%, 10/08/24(a)(b)	6,238	6,794,804
Becton Dickinson and Co. 2.89%, 06/06/22 (Call 05/06/22)	26,300	27,200,165
3.30%, 03/01/23 (Call 12/01/22)(a)	310	325,529
3.36%, 06/06/24 (Call 04/06/24)	11,899	12,870,145
3.73%, 12/15/24 (Call 09/15/24)(a)	14,267	15,758,038
Bristol-Myers Squibb Co. 0.75%, 11/13/25 (Call 10/13/25)	483	483,635
2.00%, 08/01/22	2,515	2,584,671
2.60%, 05/16/22	8,311	8,591,523
2.75%, 02/15/23 (Call 01/15/23)(a)	5,698	5,977,224
2.90%, 07/26/24 (Call 06/26/24)	22,229	23,957,064
3.25%, 08/15/22	4,545	4,768,160
3.25%, 02/20/23 (Call 01/20/23)	10,388	11,026,093
3.25%, 11/01/23(a)	449	485,936
3.55%, 08/15/22	12,022	12,674,420
3.63%, 05/15/24 (Call 02/15/24)	9,239	10,118,260
3.88%, 08/15/25 (Call 05/15/25)	8,782	10,010,061
4.00%, 08/15/23	966	1,062,378
7.15%, 06/15/23(a)	1,400	1,634,356
Cardinal Health Inc. 2.62%, 06/15/22 (Call 05/15/22)	10,711	11,031,172
3.08%, 06/15/24 (Call 04/15/24)(a)	4,923	5,291,572
3.20%, 03/15/23	3,964	4,200,635
3.50%, 11/15/24 (Call 08/15/24)(a)	1,515	1,661,544
3.75%, 09/15/25 (Call 06/15/25)(a)	2,912	3,286,744

Security	Par (000)	Value

Pharmaceuticals (continued)
Cigna Corp. 3.00%, 07/15/23 (Call 05/16/23)	$6,446	$6,835,829
3.05%, 11/30/22 (Call 10/31/22)	4,031	4,230,084
3.25%, 04/15/25 (Call 01/15/25)	8,839	9,707,985
3.50%, 06/15/24 (Call 03/17/24)(a)	5,489	5,989,614
3.75%, 07/15/23 (Call 06/15/23)	14,205	15,376,944
4.13%, 11/15/25 (Call 09/15/25)	9,943	11,441,509
CVS Health Corp. 2.63%, 08/15/24 (Call 07/15/24)	13,338	14,275,589
2.75%, 12/01/22 (Call 09/01/22)	14,855	15,454,391
3.38%, 08/12/24 (Call 05/12/24)(a)	6,448	7,025,684
3.50%, 07/20/22 (Call 05/20/22)	12,978	13,564,842
3.70%, 03/09/23 (Call 02/09/23)	23,750	25,410,126
3.88%, 07/20/25 (Call 04/20/25)	20,458	23,086,465
4.00%, 12/05/23 (Call 09/05/23)(a)	1,058	1,159,166
4.10%, 03/25/25 (Call 01/25/25)(a)	13,379	15,154,410
4.75%, 12/01/22 (Call 09/01/22)	7,672	8,250,248
5.00%, 12/01/24 (Call 09/01/24)	1,792	2,054,838
Eli Lilly & Co. 2.35%, 05/15/22	4,828	4,978,015
2.75%, 06/01/25 (Call 03/01/25)(a)	4,258	4,644,901
EMD Finance LLC 2.95%, 03/19/22 (Call 01/19/22)(a)(b)	2,900	2,979,649
3.25%, 03/19/25 (Call 12/19/24)(b)	11,312	12,395,664
Evernorth Health Inc., 3.50%, 06/15/24 (Call 03/17/24)	237	255,535
GlaxoSmithKline Capital Inc. 2.80%, 03/18/23	11,288	11,907,586
3.38%, 05/15/23	6,801	7,303,672
3.63%, 05/15/25	3,540	3,991,298
GlaxoSmithKline Capital PLC 0.53%, 10/01/23 (Call 10/01/22)	778	781,017
2.85%, 05/08/22(a)	20,230	20,960,254
2.88%, 06/01/22 (Call 05/01/22)(a)	20,594	21,336,930
3.00%, 06/01/24 (Call 05/01/24)(a)	9,979	10,774,159
Johnson & Johnson 0.55%, 09/01/25 (Call 08/01/25)(a)	1,807	1,809,324
2.05%, 03/01/23 (Call 01/01/23)(a)	2,447	2,532,743
2.25%, 03/03/22 (Call 02/03/22)(a)	11,079	11,344,157
2.45%, 12/05/21	2,100	2,146,223
2.63%, 01/15/25 (Call 11/15/24)	8,134	8,823,621
3.38%, 12/05/23(a)	3,797	4,146,214
McKesson Corp. 2.70%, 12/15/22 (Call 09/15/22)	5,113	5,314,785
2.85%, 03/15/23 (Call 12/15/22)	8,142	8,521,811
3.80%, 03/15/24 (Call 12/15/23)(a)	4,989	5,466,648
Mead Johnson Nutrition Co., 4.13%, 11/15/25 (Call 08/15/25)(a)	4,089	4,704,447
Merck & Co. Inc. 2.35%, 02/10/22	1,209	1,238,417
2.40%, 09/15/22 (Call 06/15/22)(a)	3,338	3,446,774
2.75%, 02/10/25 (Call 11/10/24)	11,482	12,448,526
2.80%, 05/18/23	16,504	17,517,779
2.90%, 03/07/24 (Call 02/07/24)(a)	10,755	11,576,507
Mylan Inc. 3.13%, 01/15/23(b)	6,177	6,488,535
4.20%, 11/29/23 (Call 08/29/23)(a)	3,278	3,583,173
Novartis Capital Corp. 1.75%, 02/14/25 (Call 01/14/25)	7,718	8,103,305
2.40%, 05/17/22 (Call 04/17/22)	13,383	13,785,527
2.40%, 09/21/22	6,868	7,115,723

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Formerly iShares® Short-Term Corporate Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
3.00%, 11/20/25 (Call 08/20/25)(a)	$5,978	$6,629,773
3.40%, 05/06/24	5,925	6,501,402
Perrigo Finance Unlimited Co., 3.90%, 12/15/24 (Call 09/15/24)	6,171	6,711,482
Pfizer Inc.
0.80%, 05/28/25 (Call 04/28/25)(a)	6,210	6,274,659
2.20%, 12/15/21	6,981	7,121,099
2.80%, 03/11/22(a)	7,209	7,438,391
2.95%, 03/15/24 (Call 02/15/24)	5,486	5,925,042
3.00%, 06/15/23(a)	9,242	9,863,506
3.20%, 09/15/23 (Call 08/15/23)(a)	4,811	5,191,479
3.40%, 05/15/24(a)	3,943	4,340,877
Sanofi, 3.38%, 06/19/23 (Call 05/19/23)(a)	8,660	9,310,896
Shire Acquisitions Investments Ireland DAC, 2.88%, 09/23/23 (Call 07/23/23)	12,230	12,974,094
Takeda Pharmaceutical Co. Ltd.
2.45%, 01/18/22 (Call 12/17/21)(b)	1,217	1,241,059
4.40%, 11/26/23 (Call 10/26/23)	13,995	15,526,452
Viatris Inc.
1.13%, 06/22/22(a)(b)	8,255	8,329,207
1.65%, 06/22/25 (Call 05/22/25)(b)	6,936	7,144,913
Wyeth LLC
6.45%, 02/01/24	5,261	6,222,079
7.25%, 03/01/23(a)	3,048	3,504,366
Zeneca Wilmington Inc., 7.00%, 11/15/23	410	484,908
Zoetis Inc.
3.25%, 02/01/23 (Call 11/01/22)	14,139	14,897,642
4.50%, 11/13/25 (Call 08/13/25)	640	749,650

		1,056,381,351

Pipelines — 3.2%
Boardwalk Pipelines LP
3.38%, 02/01/23 (Call 11/01/22)	408	420,346
4.95%, 12/15/24 (Call 09/15/24)	6,122	6,743,225
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25 (Call 10/02/24)	19,399	22,245,706
7.00%, 06/30/24 (Call 01/01/24)	10,059	11,610,887
Columbia Pipeline Group Inc., 4.50%, 06/01/25 (Call 03/01/25)	8,394	9,659,546
El Paso Natural Gas Co. LLC, 8.63%, 01/15/22	2,309	2,509,572
Enable Midstream Partners LP, 3.90%, 05/15/24 (Call 02/15/24)	2,181	2,192,930
Enbridge Energy Partners LP, 5.88%, 10/15/25 (Call 07/15/25)	4,165	5,027,490
Enbridge Inc.
2.50%, 01/15/25 (Call 12/15/24)	7,649	8,058,276
2.90%, 07/15/22 (Call 06/15/22)	9,448	9,798,971
3.50%, 06/10/24 (Call 03/10/24)	4,712	5,094,899
4.00%, 10/01/23 (Call 07/01/23)	3,390	3,672,845
Energy Transfer Operating LP
2.90%, 05/15/25 (Call 04/15/25)	16,401	17,056,508
3.60%, 02/01/23 (Call 11/01/22)	11,784	12,239,637
4.05%, 03/15/25 (Call 12/15/24)	10,238	11,002,953
4.25%, 03/15/23 (Call 12/15/22)	6,692	7,044,231
4.50%, 04/15/24 (Call 03/15/24)	10,692	11,526,051
4.90%, 02/01/24 (Call 11/01/23)	1,795	1,949,447
5.20%, 02/01/22 (Call 11/01/21)	14,779	15,338,551
5.88%, 01/15/24 (Call 10/15/23)	3,791	4,208,947
7.60%, 02/01/24 (Call 11/01/23)	904	1,041,892
Series 5Y, 4.20%, 09/15/23 (Call 08/15/23)	11,220	11,947,464

Security	Par (000)	Value

Pipelines (continued)
Energy Transfer Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23 (Call 08/01/23)	$1,985	$2,140,409
5.00%, 10/01/22 (Call 07/01/22)	3,893	4,122,997
5.88%, 03/01/22 (Call 12/01/21)	7,071	7,407,420
Enterprise Products Operating LLC
3.35%, 03/15/23 (Call 12/15/22)	29,332	31,047,662
3.50%, 02/01/22	8,802	9,118,741
3.75%, 02/15/25 (Call 11/15/24)(a)	10,245	11,414,951
3.90%, 02/15/24 (Call 11/15/23)	8,566	9,390,906
4.05%, 02/15/22	5,442	5,685,506
Series D, 4.88%, 08/16/77 (Call 08/16/22)(c)	2,070	1,920,223
Florida Gas Transmission Co. LLC, 4.35%, 07/15/25 (Call 04/15/25)(b)	220	249,383
Gray Oak Pipeline LLC
2.00%, 09/15/23(b)	943	950,481
2.60%, 10/15/25 (Call 09/15/25)(a)(b)	1,082	1,098,701
Gulf South Pipeline Co. LP, 4.00%, 06/15/22 (Call 03/17/22)(a)	4,649	4,785,128
Gulfstream Natural Gas System LLC, 4.60%, 09/15/25 (Call 06/15/25)(b)	893	1,015,035
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	3,207	3,375,526
3.50%, 09/01/23 (Call 06/01/23)(a)	5,210	5,562,197
3.95%, 09/01/22 (Call 06/01/22)(a)	12,816	13,484,986
4.15%, 03/01/22	853	891,501
4.15%, 02/01/24 (Call 11/01/23)	5,835	6,356,702
4.25%, 09/01/24 (Call 06/01/24)	6,031	6,689,124
4.30%, 05/01/24 (Call 02/01/24)	8,082	8,905,440
Kinder Morgan Inc.
3.15%, 01/15/23 (Call 12/15/22)	16,253	17,065,517
4.30%, 06/01/25 (Call 03/01/25)	15,750	17,916,404
Kinder Morgan Inc./DE, 5.63%, 11/15/23 (Call 08/15/23)(b)	5,834	6,594,126
Magellan Midstream Partners LP, 3.20%, 03/15/25 (Call 12/15/24)	100	107,294
Midwest Connector Capital Co. LLC
3.63%, 04/01/22 (Call 03/01/22)(a)(b)	7,461	7,549,291
3.90%, 04/01/24 (Call 03/01/24)(b)	4,966	5,038,442
MPLX LP
1.75%, 03/01/26 (Call 02/01/26)(a)	6,300	6,381,450
3.38%, 03/15/23 (Call 02/15/23)	12,686	13,397,036
3.50%, 12/01/22 (Call 11/01/22)	4,041	4,235,833
4.00%, 02/15/25 (Call 11/15/24)	4,397	4,833,147
4.50%, 07/15/23 (Call 04/15/23)	6,075	6,586,242
4.88%, 12/01/24 (Call 09/01/24)	9,281	10,516,629
4.88%, 06/01/25 (Call 03/01/25)	13,556	15,478,066
5.25%, 01/15/25 (Call 01/15/21)	10,635	10,924,954
NGPL PipeCo LLC, 4.38%, 08/15/22 (Call 05/15/22)(b)	1,432	1,489,855
ONEOK Inc.
2.20%, 09/15/25 (Call 08/15/25)(a)	5,059	5,104,428
2.75%, 09/01/24 (Call 08/01/24)	5,532	5,783,311
4.25%, 02/01/22 (Call 11/01/21)	6,279	6,476,043
7.50%, 09/01/23 (Call 06/01/23)	1,886	2,170,619
ONEOK Partners LP
3.38%, 10/01/22 (Call 07/01/22)	10,590	11,024,087
4.90%, 03/15/25 (Call 12/15/24)	1,567	1,733,357
5.00%, 09/15/23 (Call 06/15/23)	515	561,919

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Formerly iShares® Short-Term Corporate Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Phillips 66 Partners LP
2.45%, 12/15/24 (Call 11/15/24)	$9,854	$10,173,788
3.61%, 02/15/25 (Call 11/15/24)	2,001	2,129,742
Plains All American Pipeline LP/PAA Finance Corp.
2.85%, 01/31/23 (Call 10/31/22)	4,090	4,202,743
3.60%, 11/01/24 (Call 08/01/24)	5,534	5,784,139
3.65%, 06/01/22 (Call 03/01/22)	7,290	7,487,357
3.85%, 10/15/23 (Call 07/15/23)	6,108	6,441,697
4.65%, 10/15/25 (Call 07/15/25)	3,651	3,996,978
Sabine Pass Liquefaction LLC
5.63%, 04/15/23 (Call 01/15/23)	16,665	18,255,683
5.63%, 03/01/25 (Call 12/01/24)	14,654	16,941,784
5.75%, 05/15/24 (Call 02/15/24)	12,839	14,617,880
6.25%, 03/15/22 (Call 12/15/21)	12,617	13,319,895
Spectra Energy Partners LP
3.50%, 03/15/25 (Call 12/15/24)	2,059	2,247,617
4.75%, 03/15/24 (Call 12/15/23)	7,410	8,274,555
Sunoco Logistics Partners Operations LP
3.45%, 01/15/23 (Call 10/15/22)	1,345	1,396,568
4.25%, 04/01/24 (Call 01/01/24)	2,829	3,031,923
4.65%, 02/15/22(a)	1,441	1,503,435
TC PipeLines LP, 4.38%, 03/13/25 (Call 12/13/24)	481	532,576
Texas Eastern Transmission LP, 2.80%, 10/15/22 (Call 07/15/22)(b)	5,320	5,448,046
TransCanada PipeLines Ltd.
2.50%, 08/01/22	12,588	13,013,387
3.75%, 10/16/23 (Call 07/16/23)	5,322	5,758,261
Williams Companies Inc. (The)
3.35%, 08/15/22 (Call 05/15/22)	4,181	4,362,554
3.60%, 03/15/22 (Call 01/15/22)	21,599	22,351,698
3.70%, 01/15/23 (Call 10/15/22)	8,827	9,324,139
3.90%, 01/15/25 (Call 10/15/24)	7,086	7,826,624
4.00%, 09/15/25 (Call 06/15/25)	2,199	2,464,662
4.30%, 03/04/24 (Call 12/04/23)	10,980	12,053,682
4.50%, 11/15/23 (Call 08/15/23)	3,872	4,277,511
4.55%, 06/24/24 (Call 03/24/24)	9,319	10,470,041

		694,660,408

Real Estate — 0.0%
Brookfield Asset Management Inc., 4.00%, 01/15/25 (Call 10/15/24)(a)	1,809	2,014,042
CBRE Services Inc., 5.25%, 03/15/25 (Call 12/15/24)	455	528,302
Mitsui Fudosan Co. Ltd., 2.95%, 01/23/23 (Call 12/23/22)(a)(b)	650	679,210
Ontario Teachers’ Cadillac Fairview Properties Trust, 3.13%, 03/20/22 (Call 02/20/22)(a)(b)	844	866,450
Vonovia Finance BV, 5.00%, 10/02/23(a)(b)	2,210	2,351,696

		6,439,700

Real Estate Investment Trusts — 2.8%
Alexandria Real Estate Equities Inc.
3.45%, 04/30/25 (Call 02/28/25)	7,903	8,748,718
4.00%, 01/15/24 (Call 12/15/23)(a)	8,227	9,067,278
American Campus Communities Operating Partnership LP
3.75%, 04/15/23 (Call 01/15/23)(a)	2,244	2,367,581
4.13%, 07/01/24 (Call 04/01/24)(a)	3,838	4,169,967
American Tower Corp.
0.60%, 01/15/24	12,302	12,315,555
1.30%, 09/15/25 (Call 08/15/25)(a)	881	894,090
2.25%, 01/15/22	4,245	4,331,749

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
2.40%, 03/15/25 (Call 02/15/25)	$9,371	$9,964,367
2.95%, 01/15/25 (Call 12/15/24)	5,746	6,229,896
3.00%, 06/15/23	8,412	8,942,503
3.38%, 05/15/24 (Call 04/15/24)	8,273	8,992,633
3.50%, 01/31/23(a)	14,819	15,767,018
4.00%, 06/01/25 (Call 03/01/25)	4,714	5,314,382
4.70%, 03/15/22	4,214	4,447,583
5.00%, 02/15/24	8,237	9,342,049
AvalonBay Communities Inc.
2.85%, 03/15/23 (Call 12/15/22)	306	320,526
2.95%, 09/15/22 (Call 06/15/22)	1,022	1,061,165
3.45%, 06/01/25 (Call 03/03/25)	3,387	3,774,970
3.50%, 11/15/24 (Call 08/15/24)	1,255	1,381,479
3.50%, 11/15/25 (Call 08/15/25)	335	376,471
4.20%, 12/15/23 (Call 09/16/23)(a)	7,733	8,497,850
Boston Properties LP
3.13%, 09/01/23 (Call 06/01/23)(a)	1,745	1,850,867
3.20%, 01/15/25 (Call 10/15/24)	3,065	3,323,552
3.80%, 02/01/24 (Call 11/01/23)	4,741	5,154,220
3.85%, 02/01/23 (Call 11/01/22)	21,140	22,489,300
Brandywine Operating Partnership LP, 4.10%, 10/01/24 (Call 07/01/24)(a)	398	418,805
Brixmor Operating Partnership LP
3.25%, 09/15/23 (Call 07/15/23)(a)	7,511	7,870,379
3.65%, 06/15/24 (Call 04/15/24)	574	612,312
3.85%, 02/01/25 (Call 11/01/24)(a)	6,418	6,949,360
Camden Property Trust
2.95%, 12/15/22 (Call 09/15/22)(a)	65	67,752
3.50%, 09/15/24 (Call 06/15/24)	394	427,619
4.25%, 01/15/24 (Call 10/15/23)	281	307,079
4.88%, 06/15/23 (Call 03/15/23)(a)	5,263	5,736,942
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23	12,644	13,573,894
Columbia Property Trust Operating Partnership LP, 4.15%, 04/01/25 (Call 01/01/25)(a)	1,747	1,836,968
Corporate Office Properties LP
3.60%, 05/15/23 (Call 02/15/23)(a)	2,085	2,196,029
5.00%, 07/01/25 (Call 04/01/25)	100	114,020
5.25%, 02/15/24 (Call 11/15/23)(a)	1,100	1,212,833
Crown Castle International Corp.
1.35%, 07/15/25 (Call 06/15/25)(a)	6,434	6,537,632
3.15%, 07/15/23 (Call 06/15/23)	6,567	6,994,512
3.20%, 09/01/24 (Call 07/01/24)	2,970	3,215,390
5.25%, 01/15/23	17,479	19,174,267
CubeSmart LP, 4.38%, 12/15/23 (Call 09/15/23)(a)	535	587,696
CyrusOne LP/CyrusOne Finance Corp., 2.90%, 11/15/24 (Call 10/15/24)(a)	7,764	8,262,759
Digital Realty Trust LP
2.75%, 02/01/23 (Call 01/01/23)	2,501	2,613,696
4.75%, 10/01/25 (Call 07/01/25)(a)	522	612,177
Duke Realty LP
3.63%, 04/15/23 (Call 01/15/23)(a)	5,392	5,720,451
3.75%, 12/01/24 (Call 09/01/24)(a)	431	476,064
Equinix Inc.
1.00%, 09/15/25 (Call 08/15/25)	19,435	19,442,818
1.25%, 07/15/25 (Call 06/15/25)	10,964	11,113,893
2.63%, 11/18/24 (Call 10/18/24)	4,712	5,022,990
ERP Operating LP
3.00%, 04/15/23 (Call 01/15/23)(a)	6,344	6,676,532
3.38%, 06/01/25 (Call 03/01/25)	858	949,442

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Formerly iShares® Short-Term Corporate Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.63%, 12/15/21 (Call 09/15/21)	$3,751	$3,873,157
Essex Portfolio LP
3.25%, 05/01/23 (Call 02/01/23)	2,041	2,146,097
3.38%, 01/15/23 (Call 10/15/22)(a)	580	607,845
3.50%, 04/01/25 (Call 01/01/25)	306	338,431
3.88%, 05/01/24 (Call 02/01/24)	2,772	3,033,518
Federal Realty Investment Trust
2.75%, 06/01/23 (Call 03/01/23)(a)	575	600,271
3.00%, 08/01/22 (Call 05/01/22)(a)	595	617,128
3.95%, 01/15/24 (Call 10/15/23)	1,628	1,769,267
GLP Capital LP/GLP Financing II Inc.
3.35%, 09/01/24 (Call 08/01/24)(a)	1,259	1,292,489
5.25%, 06/01/25 (Call 03/01/25)	2,996	3,318,070
5.38%, 11/01/23 (Call 08/01/23)(a)	2,543	2,740,489
Healthcare Realty Trust Inc., 3.88%, 05/01/25 (Call 02/01/25)(a)	280	308,577
Healthpeak Properties Inc.
3.40%, 02/01/25 (Call 11/01/24)	6,772	7,440,592
3.88%, 08/15/24 (Call 05/17/24)	9,991	11,062,575
4.00%, 06/01/25 (Call 03/01/25)	3,605	4,074,827
4.20%, 03/01/24 (Call 12/01/23)(a)	2,611	2,863,919
4.25%, 11/15/23 (Call 08/15/23)	146	159,819
Highwoods Realty LP, 3.63%, 01/15/23 (Call 10/15/22)(a)	2,068	2,155,989
Host Hotels & Resorts LP
3.88%, 04/01/24 (Call 02/01/24)	2,828	2,942,397
Series D, 3.75%, 10/15/23 (Call 07/15/23)(a)	3,189	3,336,264
Series E, 4.00%, 06/15/25 (Call 03/15/25)(a)	3,317	3,515,542
Kilroy Realty LP
3.45%, 12/15/24 (Call 09/15/24)	2,274	2,454,687
3.80%, 01/15/23 (Call 10/15/22)(a)	120	125,220
4.38%, 10/01/25 (Call 07/01/25)	476	532,519
Kimco Realty Corp.
2.70%, 03/01/24 (Call 01/01/24)(a)	800	844,300
3.13%, 06/01/23 (Call 03/01/23)(a)	2,415	2,544,000
3.30%, 02/01/25 (Call 12/01/24)	4,498	4,923,769
3.40%, 11/01/22 (Call 09/01/22)(a)	2,744	2,884,911
Mid-America Apartments LP
3.75%, 06/15/24 (Call 03/15/24)(a)	495	536,625
4.00%, 11/15/25 (Call 08/15/25)	1,799	2,035,147
4.30%, 10/15/23 (Call 07/15/23)(a)	173	188,856
National Retail Properties Inc.
3.30%, 04/15/23 (Call 01/15/23)(a)	699	733,996
3.90%, 06/15/24 (Call 03/15/24)(a)	2,389	2,584,513
4.00%, 11/15/25 (Call 08/15/25)	1,490	1,660,987
Office Properties Income Trust
4.00%, 07/15/22 (Call 06/15/22)(a)	3,996	4,050,205
4.15%, 02/01/22 (Call 12/01/21)(a)	3,820	3,874,814
4.25%, 05/15/24 (Call 02/15/24)	4,856	4,980,773
4.50%, 02/01/25 (Call 11/01/24)(a)	914	947,395
Omega Healthcare Investors Inc.
4.38%, 08/01/23 (Call 06/01/23)(a)	3,539	3,812,354
4.50%, 01/15/25 (Call 10/15/24)(a)	1,641	1,777,921
4.95%, 04/01/24 (Call 01/01/24)	838	908,737
Piedmont Operating Partnership LP, 3.40%, 06/01/23 (Call 03/01/23)	75	77,828
Post Apartment Homes LP, 3.38%, 12/01/22 (Call 09/01/22)(a)	530	552,391
Public Storage, 2.37%, 09/15/22 (Call 08/15/22)	5,353	5,541,858
Rayonier Inc., 3.75%, 04/01/22 (Call 01/01/22)(a)	4,517	4,648,683

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Realty Income Corp.
3.25%, 10/15/22 (Call 07/15/22)	$12,110	$12,667,628
3.88%, 07/15/24 (Call 04/15/24)	2,697	2,978,922
3.88%, 04/15/25 (Call 02/15/25)	1,784	2,016,926
4.65%, 08/01/23 (Call 05/01/23)	4,569	5,036,195
Retail Opportunity Investments Partnership LP
4.00%, 12/15/24 (Call 09/15/24)(a)	125	128,287
5.00%, 12/15/23 (Call 09/15/23)(a)	2,071	2,178,995
Retail Properties of America Inc., 4.00%, 03/15/25 (Call 12/15/24)(a)	375	376,692
Sabra Health Care LP, 4.80%, 06/01/24 (Call 05/01/24)	3,726	3,968,729
Scentre Group Trust 1/Scentre Group Trust 2
3.25%, 10/28/25 (Call 07/30/25)(b)	88	93,295
3.50%, 02/12/25 (Call 11/14/24)(b)	8,679	9,248,292
Simon Property Group LP
2.00%, 09/13/24 (Call 06/13/24)(a)	10,934	11,358,949
2.35%, 01/30/22 (Call 10/30/21)	3,879	3,944,361
2.63%, 06/15/22 (Call 03/15/22)(a)	3,542	3,633,225
2.75%, 02/01/23 (Call 11/01/22)(a)	5,175	5,397,396
2.75%, 06/01/23 (Call 03/01/23)(a)	13,531	14,236,265
3.38%, 10/01/24 (Call 07/01/24)(a)	7,982	8,638,611
3.50%, 09/01/25 (Call 06/01/25)(a)	2,938	3,235,947
3.75%, 02/01/24 (Call 11/01/23)(a)	9,333	10,105,532
SITE Centers Corp., 3.63%, 02/01/25 (Call 11/01/24)(a)	6,387	6,600,042
SL Green Operating Partnership LP, 3.25%, 10/15/22 (Call 09/15/22)(a)	6,985	7,190,605
SL Green Realty Corp., 4.50%, 12/01/22 (Call 09/01/22)(a)	1,043	1,094,526
Tanger Properties LP
3.75%, 12/01/24 (Call 09/01/24)(a)	1,665	1,699,146
3.88%, 12/01/23 (Call 09/01/23)	2,570	2,616,470
Ventas Realty LP
2.65%, 01/15/25 (Call 12/15/24)(a)	2,482	2,645,660
3.10%, 01/15/23 (Call 12/15/22)	1,331	1,396,277
3.13%, 06/15/23 (Call 03/15/23)	8,586	9,025,878
3.50%, 04/15/24 (Call 03/15/24)(a)	8,329	9,043,906
3.50%, 02/01/25 (Call 11/01/24)	2,029	2,235,535
3.75%, 05/01/24 (Call 02/01/24)(a)	1,881	2,043,813
Ventas Realty LP/Ventas Capital Corp., 3.25%, 08/15/22 (Call 05/15/22)	1,427	1,479,537
VEREIT Operating Partnership LP
4.60%, 02/06/24 (Call 11/06/23)(a)	4,717	5,120,550
4.63%, 11/01/25 (Call 09/01/25)	3,969	4,451,023
Vornado Realty LP, 3.50%, 01/15/25 (Call 11/15/24)(a)	5,195	5,457,115
WEA Finance LLC, 3.15%, 04/05/22 (Call 03/05/22)(a)(b)	986	1,003,476
WEA Finance LLC/Westfield UK & Europe Finance PLC, 3.75%, 09/17/24 (Call 06/17/24)(a)(b)	10,235	10,721,535
Weingarten Realty Investors
3.38%, 10/15/22 (Call 07/15/22)(a)	725	744,685
3.50%, 04/15/23 (Call 01/15/23)(a)	1,954	2,026,767
Welltower Inc.
3.63%, 03/15/24 (Call 02/15/24)(a)	11,828	12,869,297
3.75%, 03/15/23 (Call 12/15/22)	1,892	2,011,074
4.00%, 06/01/25 (Call 03/01/25)	8,548	9,646,235
4.50%, 01/15/24 (Call 10/15/23)	1,203	1,326,825
Weyerhaeuser Co.
4.63%, 09/15/23(a)	2,166	2,398,973
8.50%, 01/15/25(a)	1,215	1,563,657
WP Carey Inc., 4.60%, 04/01/24 (Call 01/01/24)	2,812	3,116,924

		618,043,610

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Formerly iShares® Short-Term Corporate Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail — 2.1%
Alimentation Couche-Tard Inc., 2.70%, 07/26/22 (Call 06/26/22)(a)(b)	$2,550	$2,635,536
AutoNation Inc.
3.50%, 11/15/24 (Call 09/15/24)(a)	3,567	3,811,152
4.50%, 10/01/25 (Call 07/01/25)	525	579,804
AutoZone Inc.
2.88%, 01/15/23 (Call 10/15/22)	99	103,074
3.13%, 07/15/23 (Call 04/15/23)	872	924,191
3.13%, 04/18/24 (Call 03/18/24)	8,601	9,265,751
3.25%, 04/15/25 (Call 01/15/25)(a)	1,018	1,109,498
3.63%, 04/15/25 (Call 03/15/25)(a)	11,198	12,475,326
3.70%, 04/15/22 (Call 01/15/22)(a)	5,012	5,194,369
Costco Wholesale Corp.
2.30%, 05/18/22 (Call 04/18/22)(a)	4,489	4,614,523
2.75%, 05/18/24 (Call 03/18/24)	7,542	8,117,598
Dollar General Corp.
3.25%, 04/15/23 (Call 01/15/23)(a)	7,732	8,186,897
4.15%, 11/01/25 (Call 08/01/25)(a)	1,942	2,234,197
Dollar Tree Inc.
3.70%, 05/15/23 (Call 04/15/23)	16,800	18,014,207
4.00%, 05/15/25 (Call 03/15/25)	9,223	10,410,940
Falabella SA, 4.38%, 01/27/25 (Call 10/27/24)(a)(b)	6,300	6,820,589
Home Depot Inc. (The)
2.63%, 06/01/22 (Call 05/01/22)	6,126	6,331,660
2.70%, 04/01/23 (Call 01/01/23)(a)	3,942	4,137,256
3.25%, 03/01/22	7,634	7,924,557
3.35%, 09/15/25 (Call 06/15/25)	6,409	7,229,024
3.75%, 02/15/24 (Call 11/15/23)(a)	8,624	9,467,141
Kohl’s Corp.
4.25%, 07/17/25 (Call 04/17/25)	235	250,822
9.50%, 05/15/25 (Call 04/15/25)	918	1,152,926
Lowe’s Companies Inc.
3.12%, 04/15/22 (Call 01/15/22)	7,977	8,237,921
3.13%, 09/15/24 (Call 06/15/24)(a)	6,906	7,494,173
3.38%, 09/15/25 (Call 06/15/25)(a)	3,123	3,494,716
3.88%, 09/15/23 (Call 06/15/23)(a)	5,134	5,592,144
4.00%, 04/15/25 (Call 03/15/25)	14,047	15,973,982
McDonald’s Corp.
1.45%, 09/01/25 (Call 08/01/25)(a)	827	856,691
2.63%, 01/15/22	8,105	8,310,605
3.25%, 06/10/24	1,917	2,090,722
3.30%, 07/01/25 (Call 06/01/25)	11,440	12,720,045
3.35%, 04/01/23 (Call 03/01/23)	22,653	24,144,031
3.38%, 05/26/25 (Call 02/26/25)(a)	6,756	7,501,190
O’Reilly Automotive Inc.
3.80%, 09/01/22 (Call 06/01/22)(a)	742	779,030
3.85%, 06/15/23 (Call 03/15/23)	245	263,068
Ross Stores Inc.
0.88%, 04/15/26 (Call 03/15/26)(a)	7,000	6,933,392
3.38%, 09/15/24 (Call 06/15/24)(a)	1,891	2,016,261
4.60%, 04/15/25 (Call 03/15/25)	14,325	16,545,638
Starbucks Corp.
1.30%, 05/07/22	2,688	2,722,729
2.70%, 06/15/22 (Call 04/15/22)(a)	10,670	11,008,688
3.10%, 03/01/23 (Call 02/01/23)	16,605	17,577,821
3.80%, 08/15/25 (Call 06/15/25)(a)	4,949	5,612,001
3.85%, 10/01/23 (Call 07/01/23)	2,731	2,964,242
Target Corp.
2.25%, 04/15/25 (Call 03/15/25)	11,922	12,728,731
2.90%, 01/15/22(a)	2,694	2,775,573

Security	Par (000)	Value

Retail (continued)
3.50%, 07/01/24	$6,672	$7,404,251
TJX Companies Inc. (The)
2.50%, 05/15/23 (Call 02/15/23)	4,174	4,365,187
3.50%, 04/15/25 (Call 03/15/25)	8,845	9,835,760
Walgreen Co., 3.10%, 09/15/22(a)	11,566	12,100,417
Walgreens Boots Alliance Inc., 3.80%, 11/18/24 (Call 08/18/24)(a)	7,305	8,103,608
Walmart Inc.
2.35%, 12/15/22 (Call 11/15/22)	13,526	14,087,246
2.55%, 04/11/23 (Call 01/11/23)(a)	15,795	16,542,896
2.65%, 12/15/24 (Call 10/15/24)	9,007	9,739,111
2.85%, 07/08/24 (Call 06/08/24)	12,008	13,005,509
3.30%, 04/22/24 (Call 01/22/24)	12,751	13,860,825
3.40%, 06/26/23 (Call 05/26/23)	15,784	16,981,306
3.55%, 06/26/25 (Call 04/26/25)(a)	10,276	11,626,496

		446,987,044

Savings & Loans — 0.2%
Nationwide Building Society
1.00%, 08/28/25(b)	10,000	9,989,650
2.00%, 01/27/23(b)	3,651	3,769,091
3.62%, 04/26/23 (Call 04/26/22)(b)(c)	6,657	6,920,246
3.77%, 03/08/24 (Call 03/08/23)(a)(b)(c)	9,387	9,972,829
3.90%, 07/21/25(a)(b)	5,999	6,800,376
4.36%, 08/01/24 (Call 08/01/23)(b)(c)	1,246	1,353,333
People’s United Financial Inc., 3.65%, 12/06/22 (Call 09/06/22)	4,485	4,716,256

		43,521,781

Semiconductors — 1.7%
Altera Corp., 4.10%, 11/15/23(a)	1,659	1,837,706
Analog Devices Inc.
2.50%, 12/05/21 (Call 11/05/21)	4,765	4,850,336
2.88%, 06/01/23 (Call 03/01/23)	1,730	1,820,795
2.95%, 04/01/25 (Call 03/01/25)	2,085	2,275,041
3.13%, 12/05/23 (Call 10/05/23)(a)	9,181	9,871,414
Applied Materials Inc., 3.90%, 10/01/25 (Call 07/01/25)	2,487	2,860,282
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.65%, 01/15/23 (Call 12/15/22)	14,634	15,246,726
3.00%, 01/15/22 (Call 12/15/21)	290	297,339
3.13%, 01/15/25 (Call 11/15/24)	7,241	7,791,586
3.63%, 01/15/24 (Call 11/15/23)	15,168	16,353,035
Broadcom Inc.
2.25%, 11/15/23	25,015	26,121,895
3.13%, 10/15/22	19,313	20,223,627
3.15%, 11/15/25 (Call 10/15/25)	11,253	12,227,366
3.63%, 10/15/24 (Call 09/15/24)	7,964	8,725,629
4.70%, 04/15/25 (Call 03/15/25)(a)	6,857	7,849,243
Intel Corp.
2.35%, 05/11/22 (Call 04/11/22)(a)	6,274	6,450,864
2.70%, 12/15/22	3,346	3,508,836
2.88%, 05/11/24 (Call 03/11/24)	5,638	6,076,645
3.10%, 07/29/22	2,688	2,811,950
3.40%, 03/25/25 (Call 02/25/25)	9,752	10,853,928
3.70%, 07/29/25 (Call 04/29/25)	8,556	9,678,591
KLA Corp., 4.65%, 11/01/24 (Call 08/01/24)	12,271	13,956,715
Lam Research Corp., 3.80%, 03/15/25 (Call 12/15/24)	1,828	2,045,191
Marvell Technology Group Ltd., 4.20%, 06/22/23 (Call 05/22/23)(a)	4,447	4,808,166
Maxim Integrated Products Inc., 3.38%, 03/15/23 (Call 12/15/22)	4,089	4,313,513

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Formerly iShares® Short-Term Corporate Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
Microchip Technology Inc.
2.67%, 09/01/23(b)	$979	$1,027,263
4.33%, 06/01/23 (Call 05/01/23)	10,865	11,763,015
Micron Technology Inc.
2.50%, 04/24/23	12,723	13,274,141
4.64%, 02/06/24 (Call 01/06/24)	5,759	6,415,430
NXP BV/NXP Funding LLC
3.88%, 09/01/22(b)	12,477	13,174,219
4.63%, 06/01/23(a)(b)	13,593	14,889,478
4.88%, 03/01/24 (Call 02/01/24)(b)	7,557	8,522,753
NXP BV/NXP Funding LLC/NXP USA Inc., 2.70%, 05/01/25 (Call 04/01/25)(b)	15,112	16,221,763
QUALCOMM Inc.
2.60%, 01/30/23 (Call 12/30/22)(a)	17,017	17,817,017
2.90%, 05/20/24 (Call 03/20/24)(a)	12,484	13,443,317
3.00%, 05/20/22(a)	16,585	17,243,404
3.45%, 05/20/25 (Call 02/20/25)(a)	3,264	3,640,806
Texas Instruments Inc.
1.38%, 03/12/25 (Call 02/12/25)	5,097	5,267,333
1.85%, 05/15/22 (Call 04/15/22)(a)	4,048	4,139,425
2.25%, 05/01/23 (Call 02/01/23)	2,805	2,928,698
2.63%, 05/15/24 (Call 03/15/24)	3,032	3,243,838
TSMC Global Ltd., 0.75%, 09/28/25 (Call 08/28/25)(b)	5,487	5,456,578
Xilinx Inc., 2.95%, 06/01/24 (Call 04/01/24)	6,081	6,544,003

		367,868,900

Shipbuilding — 0.0%
Huntington Ingalls Industries Inc., 3.84%, 05/01/25 (Call 04/01/25)(b)	44	48,977

Software — 1.9%
Adobe Inc.
1.70%, 02/01/23	7,478	7,711,661
1.90%, 02/01/25 (Call 01/01/25)	5,311	5,616,017
3.25%, 02/01/25 (Call 11/01/24)	4,792	5,287,515
Autodesk Inc.
3.60%, 12/15/22 (Call 09/15/22)	1,100	1,155,530
4.38%, 06/15/25 (Call 03/15/25)	30	34,081
CA Inc.
3.60%, 08/15/22 (Call 07/15/22)	850	876,132
4.50%, 08/15/23 (Call 05/15/23)	534	567,758
Cadence Design Systems Inc., 4.38%, 10/15/24 (Call 07/15/24)(a)	1,366	1,528,221
Fidelity National Information Services Inc.
3.50%, 04/15/23 (Call 01/15/23)	8,747	9,291,190
3.88%, 06/05/24 (Call 03/05/24)(a)	228	250,959
Fiserv Inc.
2.75%, 07/01/24 (Call 06/01/24)	19,643	21,029,368
3.50%, 10/01/22 (Call 07/01/22)(a)	5,171	5,421,803
3.80%, 10/01/23 (Call 09/01/23)(a)	9,850	10,734,503
3.85%, 06/01/25 (Call 03/01/25)(a)	3,997	4,509,798
Infor Inc.
1.45%, 07/15/23 (Call 06/15/23)(b)	463	470,158
1.75%, 07/15/25 (Call 06/15/25)(a)(b)	1,272	1,318,341
Intuit Inc.
0.65%, 07/15/23(a)	7,531	7,575,162
0.95%, 07/15/25 (Call 06/15/25)	9,903	10,033,370
Microsoft Corp.
2.00%, 08/08/23 (Call 06/08/23)	7,076	7,387,072
2.13%, 11/15/22(a)	3,991	4,144,621
2.38%, 02/12/22 (Call 01/12/22)	9,202	9,421,177

Security	Par (000)	Value

Software (continued)
2.38%, 05/01/23 (Call 02/01/23)(a)	$11,533	$12,076,429
2.40%, 02/06/22 (Call 01/06/22)	16,493	16,891,471
2.65%, 11/03/22 (Call 09/03/22)	6,549	6,825,995
2.70%, 02/12/25 (Call 11/12/24)(a)	9,494	10,306,738
2.88%, 02/06/24 (Call 12/06/23)	13,821	14,833,855
3.13%, 11/03/25 (Call 08/03/25)	2,128	2,375,276
3.63%, 12/15/23 (Call 09/15/23)	18,970	20,757,496
Oracle Corp.
2.40%, 09/15/23 (Call 07/15/23)	22,709	23,887,783
2.50%, 05/15/22 (Call 03/15/22)	37,643	38,698,166
2.50%, 10/15/22	24,829	25,852,466
2.50%, 04/01/25 (Call 03/01/25)	24,547	26,327,366
2.63%, 02/15/23 (Call 01/15/23)(a)	15,045	15,749,250
2.95%, 11/15/24 (Call 09/15/24)	18,939	20,548,930
2.95%, 05/15/25 (Call 02/15/25)	6,687	7,304,638
3.40%, 07/08/24 (Call 04/08/24)	7,875	8,606,963
3.63%, 07/15/23	9,115	9,899,530
salesforce.com Inc., 3.25%, 04/11/23 (Call 03/11/23)	16,280	17,363,144
VMware Inc.
2.95%, 08/21/22 (Call 07/21/22)	14,770	15,377,899
4.50%, 05/15/25 (Call 04/15/25)	7,291	8,266,244

		416,314,076

Telecommunications — 1.8%
America Movil SAB de CV, 3.13%, 07/16/22	1,315	1,368,317
AT&T Inc.
2.63%, 12/01/22 (Call 09/01/22)	4,011	4,165,171
3.00%, 06/30/22 (Call 04/30/22)	16,116	16,714,871
3.40%, 05/15/25 (Call 02/15/25)(a)	11,233	12,513,225
3.60%, 07/15/25 (Call 04/15/25)	460	515,792
3.80%, 03/01/24 (Call 01/01/24)	101	110,427
3.90%, 03/11/24 (Call 12/11/23)(a)	10,753	11,831,985
3.95%, 01/15/25 (Call 10/15/24)(a)	6,932	7,791,630
4.05%, 12/15/23(a)	4,692	5,200,215
4.45%, 04/01/24 (Call 01/01/24)	10,834	12,101,995
Bharti Airtel International Netherlands BV
5.13%, 03/11/23(b)	165	176,050
5.35%, 05/20/24(a)(b)	5,150	5,664,179
Bharti Airtel Ltd., 4.38%, 06/10/25(b)	125	135,315
British Telecommunications PLC, 4.50%, 12/04/23 (Call 11/04/23)(a)	11,574	12,787,028
Cisco Systems Inc.
2.20%, 09/20/23 (Call 07/20/23)	5,744	6,018,980
2.60%, 02/28/23	1,543	1,623,037
3.00%, 06/15/22	2,727	2,841,530
3.50%, 06/15/25(a)	4,391	4,965,346
3.63%, 03/04/24	7,526	8,297,059
Corning Inc.
2.90%, 05/15/22 (Call 03/15/22)(a)	2,202	2,266,762
3.70%, 11/15/23 (Call 08/15/23)(a)	2,063	2,223,598
Deutsche Telekom International Finance BV, 2.49%, 09/19/23 (Call 07/19/23)(a)(b)	4,161	4,348,406
Empresa Nacional de Telecomunicaciones SA, 4.88%, 10/30/24 (Call 07/30/24)(b)	465	501,287
Juniper Networks Inc.
4.35%, 06/15/25 (Call 03/15/25)(a)	2,535	2,869,897
4.50%, 03/15/24	5,221	5,792,811
KT Corp., 2.63%, 08/07/22(b)	400	412,243
Motorola Solutions Inc.
3.50%, 03/01/23	339	358,666
4.00%, 09/01/24	4,779	5,341,134

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Formerly iShares® Short-Term Corporate Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
7.50%, 05/15/25	$55	$66,445
Ooredoo International Finance Ltd., 3.25%, 02/21/23(a)(b)	8,360	8,735,531
Rogers Communications Inc.
3.00%, 03/15/23 (Call 12/15/22)	2,592	2,723,989
4.10%, 10/01/23 (Call 07/01/23)	10,478	11,449,299
SES SA, 3.60%, 04/04/23(a)(b)	5,250	5,372,209
SK Telecom Co. Ltd., 3.75%, 04/16/23(b)	510	545,167
Telefonica Emisiones SA, 4.57%, 04/27/23(a)	8,060	8,818,591
Telstra Corp. Ltd., 3.13%, 04/07/25 (Call 01/07/25)(a)(b)	1,019	1,116,377
T-Mobile USA Inc., 3.50%, 04/15/25 (Call 03/15/25)(b)	31,532	34,790,517
Verizon Communications Inc.
0.85%, 11/20/25 (Call 10/20/25)	40,000	40,173,428
2.45%, 11/01/22 (Call 08/01/22)(a)	13,005	13,408,839
2.95%, 03/15/22(a)	6,079	6,282,030
3.38%, 02/15/25	24,449	27,156,205
3.50%, 11/01/24 (Call 08/01/24)	11,400	12,585,275
4.15%, 03/15/24 (Call 12/15/23)(a)	5,219	5,772,327
5.15%, 09/15/23(a)	25,914	29,141,139
Vodafone Group PLC
2.50%, 09/26/22(a)	3,766	3,905,400
2.95%, 02/19/23	5,875	6,189,514
3.75%, 01/16/24	22,611	24,739,192
4.13%, 05/30/25	9,430	10,787,551

		392,695,981

Textiles — 0.0%
Mohawk Industries Inc., 3.85%, 02/01/23 (Call 11/01/22)(a)	7,319	7,772,866

Toys, Games & Hobbies — 0.0%
Hasbro Inc.
2.60%, 11/19/22	2,423	2,508,133
3.00%, 11/19/24 (Call 10/19/24)	5,022	5,409,370

		7,917,503

Transportation — 1.5%
AP Moller - Maersk A/S
3.75%, 09/22/24 (Call 06/22/24)(a)(b)	476	518,919
3.88%, 09/28/25 (Call 06/28/25)(b)	2,865	3,184,610
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	3,926	4,133,266
3.00%, 04/01/25 (Call 01/01/25)	4,782	5,263,895
3.05%, 03/15/22 (Call 12/15/21)	2,518	2,592,494
3.05%, 09/01/22 (Call 06/01/22)	7,155	7,449,532
3.40%, 09/01/24 (Call 06/01/24)	8,674	9,512,023
3.65%, 09/01/25 (Call 06/01/25)	3,417	3,868,270
3.75%, 04/01/24 (Call 01/01/24)(a)	4,373	4,793,577
3.85%, 09/01/23 (Call 06/01/23)(a)	7,343	7,975,644
Canadian National Railway Co.
2.25%, 11/15/22 (Call 08/15/22)(a)	810	834,290
2.85%, 12/15/21 (Call 09/15/21)	3,598	3,670,703
2.95%, 11/21/24 (Call 08/21/24)	352	379,361
Canadian Pacific Railway Co.
2.90%, 02/01/25 (Call 11/01/24)	6,046	6,564,115
4.45%, 03/15/23 (Call 12/15/22)	55	59,425
4.50%, 01/15/22	750	783,274
CSX Corp.
3.35%, 11/01/25 (Call 08/01/25)	2,843	3,181,306
3.40%, 08/01/24 (Call 05/01/24)(a)	6,765	7,405,436
3.70%, 11/01/23 (Call 08/01/23)(a)	6,791	7,399,109
FedEx Corp.
2.63%, 08/01/22(a)	4,612	4,778,166

Security	Par (000)	Value

Transportation (continued)
2.70%, 04/15/23(a)	$3,495	$3,672,681
3.20%, 02/01/25	11,367	12,518,569
3.40%, 01/14/22	3,773	3,894,860
3.80%, 05/15/25 (Call 04/15/25)(a)	9,330	10,536,970
4.00%, 01/15/24(a)	6,640	7,342,807
JB Hunt Transport Services Inc., 3.30%, 08/15/22 (Call 06/15/22)(a)	432	449,867
Kansas City Southern, 3.00%, 05/15/23 (Call 02/15/23)(a)	1,165	1,210,624
Norfolk Southern Corp. 2.90%, 02/15/23 (Call 11/15/22)	4,104	4,304,299
3.00%, 04/01/22 (Call 01/01/22)(a)	2,567	2,643,618
3.25%, 12/01/21 (Call 09/01/21)	2,389	2,443,483
3.65%, 08/01/25 (Call 06/01/25)(a)	900	1,010,122
3.85%, 01/15/24 (Call 10/15/23)	1,850	2,019,707
5.59%, 05/17/25	119	142,024
Pelabuhan Indonesia II PT, 4.25%, 05/05/25(b)	15,215	16,470,238
Pelabuhan Indonesia III Persero PT, 4.88%, 10/01/24(b)	135	148,500
Ryder System Inc.
2.50%, 09/01/22 (Call 08/01/22)	2,480	2,561,995
2.50%, 09/01/24 (Call 08/01/24)(a)	6,158	6,527,170
2.80%, 03/01/22 (Call 02/01/22)	1,467	1,503,658
2.88%, 06/01/22 (Call 05/01/22)(a)	4,937	5,101,546
3.35%, 09/01/25 (Call 08/01/25)	206	227,815
3.40%, 03/01/23 (Call 02/01/23)(a)	5,142	5,448,786
3.65%, 03/18/24 (Call 02/18/24)(a)	10,898	11,931,499
3.75%, 06/09/23 (Call 05/09/23)(a)	7,268	7,832,249
3.88%, 12/01/23 (Call 11/01/23)	2,204	2,401,116
4.63%, 06/01/25 (Call 05/01/25)	7,995	9,213,708
Union Pacific Corp.
2.75%, 04/15/23 (Call 01/15/23)(a)	6,052	6,321,804
2.95%, 03/01/22(a)	7,137	7,370,637
2.95%, 01/15/23 (Call 10/15/22)	3,136	3,274,031
3.15%, 03/01/24 (Call 02/01/24)(a)	6,348	6,851,799
3.25%, 01/15/25 (Call 10/15/24)(a)	1,192	1,307,836
3.25%, 08/15/25 (Call 05/15/25)	3,377	3,737,686
3.50%, 06/08/23 (Call 05/08/23)(a)	13,256	14,203,324
3.65%, 02/15/24 (Call 11/15/23)	1,813	1,965,330
3.75%, 03/15/24 (Call 12/15/23)	3,554	3,875,496
3.75%, 07/15/25 (Call 05/15/25)(a)	3,342	3,774,484
4.16%, 07/15/22 (Call 04/15/22)(a)	3,880	4,080,930
United Parcel Service Inc.
2.20%, 09/01/24 (Call 08/01/24)	15,151	16,071,584
2.35%, 05/16/22 (Call 04/16/22)	6,366	6,531,500
2.45%, 10/01/22	7,338	7,628,903
2.50%, 04/01/23 (Call 03/01/23)	16,721	17,533,499
2.80%, 11/15/24 (Call 09/15/24)(a)	5,232	5,676,992
3.90%, 04/01/25 (Call 03/01/25)	8,610	9,725,794

		325,836,955

Trucking & Leasing — 0.4%
DAE Funding LLC
4.50%, 08/01/22 (Call 12/31/20)(b)	3,024	3,050,460
5.00%, 08/01/24 (Call 12/31/20)(a)(b)	4,089	4,201,448
5.75%, 11/15/23 (Call 12/28/20)(a)(b)	2,687	2,767,610
GATX Corp.
3.25%, 03/30/25 (Call 12/30/24)(a)	340	368,918
3.90%, 03/30/23(a)	1,814	1,935,503
4.35%, 02/15/24 (Call 01/15/24)	3,996	4,398,752
4.75%, 06/15/22(a)	640	678,186

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Formerly iShares® Short-Term Corporate Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Trucking & Leasing (continued)
Penske Truck Leasing Co. LP/PTL Finance Corp.
1.20%, 11/15/25 (Call 10/15/25)(b)	$9,775	$9,807,229
2.70%, 03/14/23 (Call 02/14/23)(b)	10,658	11,130,455
2.70%, 11/01/24 (Call 10/01/24)(a)(b)	2,212	2,357,819
3.38%, 02/01/22 (Call 12/01/21)(b)	4,038	4,155,682
3.45%, 07/01/24 (Call 06/01/24)(a)(b)	5,629	6,136,256
3.90%, 02/01/24 (Call 01/01/24)(b)	7,200	7,873,837
3.95%, 03/10/25 (Call 01/10/25)(b)	1,054	1,175,531
4.00%, 07/15/25 (Call 06/15/25)(b)	862	975,378
4.13%, 08/01/23 (Call 07/01/23)(b)	4,111	4,471,160
4.25%, 01/17/23(b)	2,851	3,071,322
4.88%, 07/11/22(b)	4,991	5,340,286
SMBC Aviation Capital Finance DAC
3.00%, 07/15/22 (Call 06/15/22)(a)(b)	5,917	6,062,032
3.55%, 04/15/24 (Call 03/15/24)(a)(b)	4,424	4,701,572
4.13%, 07/15/23 (Call 06/15/23)(b)	6,892	7,332,239

		91,991,675

Water — 0.0%
American Water Capital Corp.
3.40%, 03/01/25 (Call 12/01/24)(a)	3,280	3,623,908
3.85%, 03/01/24 (Call 12/01/23)	1,577	1,720,360
Aquarion Co., 4.00%, 08/15/24 (Call 05/15/24)(a)(b)	380	419,933

		5,764,201

Total Corporate Bonds & Notes — 98.7% (Cost: $20,824,466,496)		21,471,185,624

Foreign Government Obligations

Panama — 0.0%
Banco Latinoamericano de Comercio Exterior SA, 2.38%, 09/14/25 (Call 08/15/25)(b)	5,260	5,379,402

South Korea — 0.1%
Korea Gas Corp., 2.75%, 07/20/22(b)	4,100	4,239,444
Korea Hydro & Nuclear Power Co. Ltd., 3.75%, 07/25/23(b)	1,170	1,266,205
Korea National Oil Corp.
3.25%, 07/10/24(b)	255	276,124
3.25%, 10/01/25(b)	176	195,199
Korea Resources Corp., 3.00%, 04/24/22(b)	4,610	4,740,039

		10,717,011

Total Foreign Government Obligations — 0.1% (Cost: $15,715,866)		16,096,413

Security	Shares/ Par (000)	Value

Short-Term Investments

Money Market Funds — 4.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.19%(f)(g)(h)	814,540	$815,028,633
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(f)(g)	88,596	88,596,000

		903,624,633

Total Short-Term Investments — 4.2% (Cost: $903,293,824)		903,624,633

Total Investments Before Investments Sold Short — 103.0% (Cost: $21,743,476,186)		22,390,906,670

Investments Sold Short

Corporate Bonds & Notes — (0.0)%
PVH Corp., 4.63%, 07/10/25(b)	(35)	(38,323)

Total Corporate Bonds & Notes (Proceeds $(36,545))		(38,323)

Total Investments Sold Short — (0.0)% (Proceeds $36,545)		(38,323)

Total Investments, Net of Investments Sold Short — 103.0% (Cost: $21,743,439,641)		22,390,868,347

Other Assets, Less Liabilities — (3.0)%		(643,552,716)

Net Assets — 100.0%		$21,747,315,631

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Perpetual security with no stated maturity date.
(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/29/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/20	Shares Held at 11/30/20 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$774,438,118	$40,864,869	(a)	$—		$(206,672)	$(67,682)	$815,028,633	814,540	$2,573,783	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	329,365,000	—		(240,769,000	)(a)	—	—	88,596,000	88,596	861,101		—

						$(206,672)	$(67,682)	$903,624,633		$3,434,884		$—

33

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Formerly iShares® Short-Term Corporate Bond ETF)

Affiliates (continued)

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$21,471,185,624	$—	$21,471,185,624
Foreign Government Obligations	—	16,096,413	—	16,096,413
Money Market Funds	903,624,633	—	—	903,624,633

	903,624,633	21,487,282,037	—	22,390,906,670

Liabilities
Corporate Bonds & Notes	—	(38,323)	—	(38,323)

	$903,624,633	$21,487,243,714	$—	$22,390,868,347

Portfolio Abbreviations - Equity

JSC	Joint Stock Company

Portfolio Abbreviations - Fixed Income

LIBOR	London Interbank Offered Rate

PJSC	Public Joint Stock Company